 As filed with the Securities and Exchange Commission on December 23, 2002.


                                                      Registration No. 333-71074

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO.2


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)


                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


__X__    immediately upon filing pursuant to paragraph (b) of Rule 485



___      on (date) pursuant to paragraph (b) of Rule 485


___      60 days after filing pursuant to paragraph (a)(1) of Rule 485

___      on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment No. 2 (the "Amendment") to a registration statement filed on Form N-4 (file no. 333-71074) (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities and Exchange Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI") and related exhibits describing various new investment options offered under the contract. The Amendment relates only to the prospectus, SAI and exhibits included in the Amendment and does not otherwise delete, amend, or supersede any information contained in the Registration Statement.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4



N-4 Item    Caption in Prospectus
--------    ---------------------
Part A

1 ......... Cover Page

2 ......... Appendix A: Special Terms

3 ......... Summary

4 ......... Not Applicable

5 ......... General Information about Us, The Variable Account and the
            Portfolios

6. ........ Charges and Deductions; Withdrawal Charges; Administration Fees;
            Mortality and Expense Risks Charge; Taxes; Expenses of Distributing
            the Contract

7 ......... Accumulation Period Provisions; Company Approval; Purchase Payments;
            Accumulation Units; Net Investment Factor; Transfers Among
            Investment Options; Telephone Transactions; Special Transfer
            Services - Dollar Cost Averaging; Asset Rebalancing Program;
            Withdrawals; Special Withdrawal Services - the Income Plan; Contract
            Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary;
            Modification

8 ......... Pay Out Period Provisions; General; Annuity Options; Determination
            of Amount of the First Variable Annuity Benefit Payment; Annuity
            Units and the Determination of Subsequent Variable Annuity Benefit
            Payments; Transfers During the Pay Out During the Pay Out Period

9 ......... Accumulation Period Provisions; Death Benefit During the
            Accumulation Period; Pay Out Period Provisions; Death Benefit Period

10 ........ Accumulation Period Provisions; Purchase Payments; Accumulation
            Units; Value of Accumulation Units; Net Investment Factor;
            Distribution of Contracts

11 ........ Withdrawals; Restrictions under the Texas Optional Retirement
            Program; Accumulation Period Provisions; Purchase Payments; Other
            Contract Provisions; Ten Day Right to Review

12 ........ Federal Tax Matters; Introduction; Taxation of Annuities in General;
            Diversification Requirements; Qualified Retirement Plans; Appendix
            D: Qualified Plan Types

13 ........ Legal Proceedings

14 ........ Statement of Additional Information - Table of Contents

Part B      Caption in Statement of Additional Information
------      ----------------------------------------------
15 ........ Cover Page

16 ........ Table of Contents

17 ........ General Information and History.

18 ........ Services-Independent Auditors, Services-Servicing Agent

19 ........ Not Applicable

20 ........ Services - Principal Underwriter

21 ........ Performance Data

22 ........ Not Applicable

23 ........ Financial Statements

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS

      ANNUITY SERVICE OFFICE                             MAILING ADDRESS
  500 Boylston Street, Suite 400                      Post Office Box 9230
 Boston, Massachusetts 02116-3739               Boston, Massachusetts 02205-9230
 (617) 663-3000 or (800) 344-1029                      www.manulifeusa.com


                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


      This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.



      - Contract values and annuity benefit payments are based upon thirty-eight investment options. Thirty-seven options are variable and one is a fixed account option.



      - Contract values (other than those allocated to the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts offered as investment options through this Prospectus.



      - Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for each of the Portfolios.



      - SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


      - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

      - Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

  General Information and History........................................
  Performance Data.......................................................
  Service
           Independent Auditors..........................................
           Servicing Agent...............................................
           Principal Underwriter.........................................
  Audited Financial Statements...........................................


                   The date of this Prospectus is December 23, 2002.

PROFUNDS VISION.PRO 12/2002

                                TABLE OF CONTENTS


SUMMARY ......................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE
ACCOUNT AND THE PORTFOLIOS ...................................
     The Manufacturers Life Insurance Company (U.S.A.) .......
     The Variable Account ....................................
     The Portfolios ..........................................
DESCRIPTION OF THE CONTRACT ..................................
   ACCUMULATION PERIOD PROVISIONS ............................
     Purchase Payments .......................................
     Cut-Off Times ...........................................
     Accumulation Units ......................................
     Value of Accumulation Units .............................
     Net Investment Factor ...................................
     Transfers Among Investment Options ......................
     Maximum Number of Investment Options ....................
     Telephone Transactions ..................................
     Special Transfer Services - Dollar Cost Averaging .......
     Asset Rebalancing Program ...............................
     Withdrawals .............................................
     Special Withdrawal Services - The Income Plan ...........
     Death Benefit During the Accumulation Period ............
   PAY-OUT PERIOD PROVISIONS .................................
     General .................................................
     Annuity Options .........................................
     Determination of Amount of the First Variable
     Annuity Payment .........................................
     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments ....................
     Transfers During Pay-out Period .........................
     Death Benefit During Pay-out Period .....................
   OTHER CONTRACT PROVISIONS .................................
     Ten Day Right to Review .................................
     Ownership ...............................................
     Annuitant ...............................................
     Beneficiary .............................................
     Modification ............................................
     Our Approval ............................................
     Misstatement and Proof of Age, Sex or Survival ..........
   FIXED ACCOUNT INVESTMENT OPTIONS ..........................
CHARGES AND DEDUCTIONS .......................................
     Withdrawal Charges ......................................
     Administration Fees .....................................
     Distribution Fee ........................................
     Mortality and Expense Risks Charge ......................
     Taxes ...................................................
     Expenses of Distributing Contracts ......................
FEDERAL TAX MATTERS ..........................................
   INTRODUCTION ..............................................
   OUR TAX STATUS ............................................
   TAXATION OF ANNUITIES IN GENERAL ..........................
     Tax Deferral During Accumulation Period .................
     Taxation of Partial and Full Withdrawals ................
     Taxation of Annuity Benefit Payments ....................
     Taxation of Death Benefit Proceeds ......................
     Penalty Tax on Premature Distributions ..................
     Aggregation of Contracts ................................
   QUALIFIED RETIREMENT PLANS ................................
     Direct Rollovers ........................................
     Loans ...................................................
   FEDERAL INCOME TAX WITHHOLDING ............................
GENERAL MATTERS ..............................................
     Performance Data ........................................
     Third Party Transfers ...................................
     Restrictions under the Texas Optional
       Retirement Program ....................................
     Distribution of Contracts ...............................
     Contract Owner Inquiries ................................
     Confirmation Statements .................................
     Legal Proceedings .......................................
     Cancellation of the Contract ............................
     Voting Interest .........................................
     Reinsurance Arrangements ................................
APPENDIX A:  SPECIAL TERMS ...................................    A-1
APPENDIX B:  STATE PREMIUM TAXES .............................    B-1
APPENDIX C:  PENNSYLVANIA MAXIMUM MATURITY AGE ...............    C-1
APPENDIX D:  QUALIFIED PLAN TYPES ............................    D-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit and guaranteed fees.



INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options. After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, thirty-seven Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in shares of a corresponding Portfolio. A full description of each Portfolio is in the accompanying fund Prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on the fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.



Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities.



The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy. Where permitted by law, we may accept your authorization for such third party investment advisor to make transfers for you subject to our rules (see "THIRD PARTY TRANSFERS").

The Variable Account investment options were chosen to accommodate those who have active investment strategies and plan to use programmed, large, or frequent transfers among the Variable Account investment options. Our other variable annuity products are not designed to accommodate such active investment strategies. By issuing this variable annuity product, we do not in any way endorse or recommend such active investment strategies. However, we acknowledge that there are those who want to engage in such strategies and this product is designed to meet the needs of such persons.

The active investment strategies mentioned above have significant risks associated with them. If you engage in active investment strategies, the principal risk is that you or your investment advisor may misread the various markets and make transfers that have less favorable results than would have existed in the absence of such activity. Also, the potential negative impact is magnified by the fact that an active investment strategy may involve large amounts and be concentrated in select markets. There are those who assert that
(1) the frequency of transfers increases the volatility of investment results, and (2) being "out of the market" as a result of active investment strategies has a significant statistically negative impact on investment results. All of these risks, as well as all of the other risks mentioned below, will be present whether you direct the transfers yourself or engage the services of an investment advisor.



In addition, the active investment strategies of contract owners in general (or their investment advisors) could increase the rate of Portfolio turnover, which could negatively impact performance by increasing transaction expenses. Also, large movements may negatively impact the Portfolios' ability to achieve their investment objectives or their level of operating expenses.


The investment strategies of some of the ProFund VP portfolios are designed to magnify (both positively and negatively) the investment results of the applicable benchmark index. The investment results of these "leveraged" portfolios are expected to exhibit significantly greater volatility than the other investment options available under the Contract. When compared to the universe of open-end mutual funds, the "leveraged" Portfolios are considered to be among the most volatile. The leveraged investment techniques employed by these Portfolios (including the borrowing costs incurred in creating leverage) should cause investors to lose more money in adverse environments.

None of the ProFund VP portfolios seek to provide correlation with its respective benchmark over any period of time other than daily. The effect of the fees and expenses associated with the Portfolios and the compounding of returns may cause the performance of these Portfolios to differ, potentially significantly, from their benchmarks over time. This is particularly true for the "leveraged" Portfolios due to the multiplier effect of leverage.


In addition to all of the risks mentioned above, there are specific investment risks associated with the various ProFund VP Portfolios including, but not limited to, Active Trading Risk, Concentration Risk, Correlation Risk, Swap Counterparty Credit Risk and Risks of Aggressive Investment Techniques.



THE FOREGOING DISCUSSION IS INTENDED TO BE A SUMMARY ONLY. FOREGOING YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS VERY CAREFULLY BEFORE INVESTING, WHICH QUALIFIES IN ITS ENTIRETY THE FOREGOING SUMMARY OF THE PORTFOLIOS.



TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office (see "Cut-Off Times").



WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. An administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract. Withdrawals from the Variable Account investment options are subject to restrictions concerning the time of day by which the withdrawal request must be properly received at our Annuity Service Office (see "Cut-Off Times").

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.


DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.


ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying Portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES



Deferred sales load (withdrawal charge as percentage of purchase payments) --
None


Transfer Fee .................................................    None

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fee...............................   1.25%
Administration fee ...........................................   0.25%
Distribution fee..............................................   0.15%
Total Separate Account Annual Expenses........................   1.65%


TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES


                            PORTFOLIO ANNUAL EXPENSES
(as a percentage of each Portfolio's average net assets for the fiscal year ended December 31, 2001)




                                               MANAGEMENT       RULE 12B-1       OTHER        TOTAL PORTFOLIO
                PORTFOLIO                         FEES            FEES         EXPENSES       ANNUAL EXPENSES
                ---------                         ----            ----         --------       ---------------
PROFUND VP BULL(A)                               0.75%            0.25%         1.25%              1.98%
PROFUND VP SMALL-CAP(A)                          0.75%            0.25%         1.65%              2.25%
PROFUND VP OTC                                   0.75%            0.25%         0.91%              1.91%
PROFUND VP ASIA 30(B)                            0.75%            0.25%         0.94%              1.94%
PROFUND VP JAPAN                                 0.75%            0.25%         0.94%              1.94%
PROFUND VP EUROPE 30                             0.75%            0.25%         0.89%              1.89%
PROFUND VP MID-CAP VALUE(B)                      0.75%            0.25%         0.96%              1.96%
PROFUND VP MID-CAP GROWTH(B)                     0.75%            0.25%         0.96%              1.96%
PROFUND VP SMALL-CAP VALUE(B)                    0.75%            0.25%         0.97%              1.97%
PROFUND VP SMALL-CAP GROWTH(B)                   0.75%            0.25%         0.97%              1.97%
PROFUND VP U.S. GOVERNMENT PLUS(B)               0.50%            0.25%         0.95%              1.70%
PROFUND VP BULL PLUS                             0.75%            0.25%         0.94%              1.94%
PROFUND VP ULTRAMID-CAP(B)                       0.75%            0.25%         0.97%              1.97%
PROFUND VP ULTRASMALL-CAP(A)                     0.75%            0.25%         1.11%              1.98%
PROFUND VP ULTRAOTC                              0.75%            0.25%         0.95%              1.95%
PROFUND VP BEAR                                  0.75%            0.25%         0.89%              1.89%
PROFUND VP SHORT SMALL-CAP                       0.75%            0.25%         0.95%              1.95%
PROFUND VP SHORT OTC(B)                          0.75%            0.25%         0.95%              1.95%
PROFUND VP RISING RATES OPPORTUNITY(B)           0.75%            0.25%         0.95%              1.95%
PROFUND VP BANKS                                 0.75%            0.25%         0.96%              1.96%
PROFUND VP BASIC MATERIALS(B)                    0.75%            0.25%         0.96%              1.96%
PROFUND VP BIOTECHNOLOGY(A)                      0.75%            0.25%         1.03%              1.98%
PROFUND VP CONSUMER CYCLICAL(B)                  0.75%            0.25%         0.96%              1.96%
PROFUND VP CONSUMER NON-CYCLICAL(B)              0.75%            0.25%         0.96%              1.96%
PROFUND VP ENERGY(A)                             0.75%            0.25%         1.05%              1.98%
PROFUND VP FINANCIAL(A)                          0.75%            0.25%         1.10%              1.98%
PROFUND VP HEALTHCARE(A)                         0.75%            0.25%         1.06%              1.98%
PROFUND VP INDUSTRIAL                            0.75%            0.25%         0.96%              1.96%
PROFUND VP INTERNET                              0.75%            0.25%         0.96%              1.96%
PROFUND VP PHARMACEUTICALS                       0.75%            0.25%         0.96%              1.96%
PROFUND VP PRECIOUS METALS(B)                    0.75%            0.25%         0.96%              1.96%

                                               MANAGEMENT       RULE 12B-1       OTHER        TOTAL PORTFOLIO
                PORTFOLIO                         FEES            FEES         EXPENSES       ANNUAL EXPENSES*
                ---------                         ----            ----         --------       ----------------
PROFUND VP REAL ESTATE(A)                         0.75%            0.25%         0.99%              1.98%
PROFUND VP SEMICONDUCTOR                          0.75%            0.25%         0.96%              1.96%
PROFUND VP TECHNOLOGY(A)                          0.75%            0.25%         1.10%              1.98%
PROFUND VP TELECOMMUNICATIONS(A)                  0.75%            0.25%         1.17%              1.98%
PROFUND VP UTILITIES(A)                           0.75%            0.25%         1.05%              1.98%
PROFUND VP MONEY MARKET                           0.75%            0.25%         0.60%              1.60%



* Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.

(A) PROFUND ADVISERS LLC HAS CONTRACTUALLY AGREED TO WAIVE INVESTMENT ADVISORY AND MANAGEMENT SERVICES FEES AND TO REIMBURSE OTHER EXPENSES TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS, EXCEED 1.98% (2.25% FOR PROFUND VP SMALL-CAP) THROUGH DECEMBER 31, 2002. AFTER SUCH DATE, ANY OF THE EXPENSE LIMITATIONS MAY BE TERMINATED OR REVISED. AMOUNTS WAIVED OR REIMBURSED IN A PARTICULAR FISCAL YEAR MAY BE REPAID TO PROFUND ADVISORS LLC FROM TIME TO TIME THROUGH THE NEXT THREE FISCAL YEARS TO THE EXTENT THAT REPAYMENT WILL NOT CAUSE THE FUND'S EXPENSES TO EXCEED THE STATED LIMIT DURING THE RESPECTIVE YEAR. A WAIVER OR REIMBURSEMENT LOWERS THE EXPENSE RATIO AND INCREASES OVERALL RETURNS TO THE INVESTOR.


(B) THESE PORTFOLIOS COMMENCED OPERATIONS ON MAY 1, 2002. "OTHER EXPENSES" SHOWN ARE BASED ON ESTIMATED AMOUNTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2002.

EXAMPLE


At the end of the applicable time period you would pay the following expenses on a $1,000 investment, assuming (a) 5% annual return on assets and (b) all Portfolio expense reimbursements remain in effect for the time periods illustrated. This example shows the expenses applicable to the contract regardless of whether the contract is surrendered, not surrendered or annuitized:



PORTFOLIO NAME                              1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------                              ------          -------         -------         --------
PROFUND VP BULL                               37              111             188             389
PROFUND VP SMALL-CAP                          39              119             200             412
PROFUND VP OTC                                36              109             185             383
PROFUND VP ASIA 30                            36              110             186             385
PROFUND VP JAPAN                              36              110             186             385
PROFUND VP EUROPE 30                          36              109             184             381
PROFUND VP MID-CAP VALUE                      36              111             187             387
PROFUND VP MID-CAP GROWTH                     36              111             187             387
PROFUND VP SMALL-CAP VALUE                    36              111             187             388
PROFUND VP SMALL-CAP GROWTH                   36              111             187             388
PROFUND VP U.S. GOVERNMENT PLUS               34              103             175             364
PROFUND VP BULL PLUS                          36              110             186             385
PROFUND VP ULTRAMID-CAP                       36              111             187             388
PROFUND VP ULTRASMALL-CAP                     37              111             188             389
PROFUND VP ULTRAOTC                           36              110             186             386
PROFUND VP BEAR                               36              109             184             381
PROFUND VP SHORT SMALL-CAP                    36              110             186             386
PROFUND VP SHORT OTC                          36              110             186             386
PROFUND VP RISING RATES OPPORTUNITY           36              110             186             386
PROFUND VP BANKS                              36              111             187             387
PROFUND VP BASIC MATERIALS                    36              111             187             387
PROFUND VP BIOTECHNOLOGY                      37              111             188             389
PROFUND VP CONSUMER CYCLICAL                  36              111             187             387
PROFUND VP CONSUMER NON-CYCLICAL              36              111             187             387
PROFUND VP ENERGY                             37              111             188             389

PORTFOLIO NAME                              1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------                              ------          -------         -------         --------
PROFUND VP FINANCIAL                          37              111             188             389
PROFUND VP HEALTHCARE                         37              111             188             389
PROFUND VP INDUSTRIAL                         36              111             187             387
PROFUND VP INTERNET                           36              111             187             387
PROFUND VP PHARMACEUTICALS                    36              111             187             387
PROFUND VP PRECIOUS METALS                    36              111             187             387
PROFUND VP REAL ESTATE                        37              111             188             389
PROFUND VP SEMICONDUCTOR                      36              111             187             387
PROFUND VP TECHNOLOGY                         37              111             188             389
PROFUND VP TELECOMMUNICATIONS                 37              111             188             389
PROFUND VP UTILITIES                          37              111             188             389
PROFUND VP MONEY MARKET                       33              100             170             355



For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that there are no transfers or other transactions and that the "Other Expenses" line item under "Portfolio Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.





LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

      Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


      GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS


We are an indirect subsidiary of MFC.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

      We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street., Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent ratings agencies:


      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16


      AA+ Fitch

      Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

        Aa2 Moody's
        Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE VARIABLE ACCOUNT


The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.


        The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

        The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

        The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


        The Variable Account currently has thirty-seven sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.



The Portfolios are mutual funds in which the Variable Account invests.



THE PORTFOLIOS



        The Separate Account currently invests in the shares of the VP ProFund Portfolios. The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

        The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.




The Portfolios available under the contract are as follows:



        The PROFUND VP BULL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500(R) Index.



        The PROFUND VP SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index.



        The PROFUND VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R).



        The PROFUND VP ASIA 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

        The PROFUND VP JAPAN seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts in the United States.



        The PROFUND VP EUROPE 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.



        The PROFUND VP MID-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index.



        The PROFUND VP MID-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index.



        The PROFUND VP SMALL-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index.



        The PROFUND VP SMALL-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index.



        The PROFUND VP U.S. GOVERNMENT PLUS seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) of the daily price movement of the most recently issued 30-year Treasury Bond ("Long Bond") If ProFund VP U.S. Government Plus is successful in meeting its objective, the net asset value of its shares should increase 125% as much as any daily increase n the price of the Long Bond on a given day. Conversely, the net asset value of shares of ProFund VP U.S. Government Plus should decrease 125% as much as any daily decrease in the price of the Long Bond on a given day.



        The PROFUND VP BULL PLUS seeks daily investment results, before fees and expenses, that correspond to one and a half times (150%) the daily performance of the S&P 500(R) Index. If ProFund VP Bull Plus is successful in meeting its objective, it should gain approximately on and a half times as much as the S&P 500 Index wht the prices of the securities tin the S&P 500 Index rise on a given day and should lose approximately on and a half times as much when such prices decline on a given day.



        The PROFUND VP ULTRAMID-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If ProFund VP UltraMid-Cap is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in the S&P mid Cap 400 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.



        The PROFUND VP ULTRASMALL-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If ProFund VP UltraSmall-Cap is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in the Russell 2000 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.



        The PROFUND VP ULTRA OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ 100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.



        The PROFUND VP BEAR seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) daily performance of the S&P 500(R) Index. If ProFund VP Bear is successful in meeting its objective, the net asset value of ProFund VP Bear shares should increase in proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of ProFund VP Bear shares should decrease in proportion to any daily increase in the level of the S&P 500 Index.



        The PROFUND VP SHORT SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000(R) Index. If ProFund VP Short Small-Cap is successful in meeting its objective, the net asset value of ProFund VP Short Small-Cap shares should increase in proportion to any daily decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares of ProFund VP Short Small-Cap should decrease in proportion to any daily increase in the level of Russell 2000 Index.



        The PROFUND VP SHORT OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If ProFund VP Short OTC is successful in meeting its objective, the net asset value of ProFund VP Short OTC shares should increase in proportion to any daily decrease in the level of the NASDAQ-100 Index. Conversely, the net asset value of share of ProFund VP Short OTC should decrease in proportion to any daily increase in the level of the NASDAQ 100 Index.



        The PROFUND VP RISING RATES OPPORTUNITY seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If ProFund VP Rising Rates Opportunity is successful in meeting its objective, the net asset value of ProFund VP Rising Rates Opportunity should decrease in proportion to any daily increase in the price of the Long Bond. Conversely, the net asset value of shares of ProFund VP Rising Rates Opportunity should increase in proportion to any daily decrease in the price of the Long Bond.



        The PROFUND VP BANKS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.



        The PROFUND VP BASIC MATERIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index.



        The PROFUND VP BIOTECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.



        The PROFUND VP CONSUMER CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.



        The PROFUND VP CONSUMER NON-CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.



        The PROFUND VP ENERGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index.



        The PROFUND VP FINANCIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index.

        The PROFUND VP HEALTHCARE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index.



        The PROFUND VP INDUSTRIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index.



        The PROFUND VP INTERNET seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.



        The PROFUND VP PHARMACEUTICALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.



        The PROFUND VP PRECIOUS METALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index.



        The PROFUND VP REAL ESTATE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.



        The PROFUND VP SEMICONDUCTOR seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.



        The PROFUND VP TECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index.



        The PROFUND VP TELECOMMUNICATIONS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.



        The PROFUND VP UTILITIES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index.



        The PROFUND VP MONEY MARKET seeks as high a level of current income as is consistant with liquidity and the preservation of capital.



        A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in each Portfolio's Prospectus which we provided to you along with this Prospectus. The Portfolio prospectus should be read carefully before allocating purchase payments to a sub-account.



           If the shares of a Portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).



You instruct us how to vote Portfolio shares.



        We will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

        During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $25,000, subsequent ones at least $1,000, and total payments no more than $1 million (without our approval).

PURCHASE PAYMENTS

        Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


        Until further notice, we must approve the issuance of any contract to a corporation and additional purchase payments by a corporation must be pre-approved by us.


If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

            - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

            - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").


The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.


        You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).


CUT-OFF TIMES

      Any financial transaction involving your contract received by us at our Annuity Service Office no later than one hour prior to any announced closing of the New York Stock Exchange (generally 3:00 p.m. Eastern time) will take effect as of the valuation period that day ("Same Day Processing"). Any financial transaction involving your contract received by us at our Annuity Service Office after 3:00 p.m., but prior to the end of the valuation period that day, will take effect as of the valuation period the next business day ("Next Day Processing). Financial transactions subject to the cut-off time are transfers, partial withdrawals, full withdrawals and purchase payments. The Company reserves the right to change the cut-off times.


ACCUMULATION UNITS

  During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.


        Initial purchase payments received by mail prior to the 3:00 p.m. cut-off time will usually receive Same Day Processing and will be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event they will be credited not later than two business days after our receipt of all information necessary for issuing the contract. However, initial purchase payments received after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will usually receive Next Day Processing, and in any event will be credited not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments received prior to the 3:00 p.m. cut-off time will receive Same Day Processing and will be credited on the business day they are received at our Annuity Service Office. However, subsequent purchase payments received after the 3:00 cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES"). You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers prior to the 3:00 p.m. cut-off time will receive Same Day Processing and will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS


        The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.


NET INVESTMENT FACTOR

        The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

        -   Where (a) is:

            - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

            - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

        - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

        - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS


        During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us, by telephone if you authorize us in writing to accept your telephone transfer requests or by any other means acceptable to us. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.



        Transfer requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Transfer requests received at our Annuity Service Office after the 3:00 cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES"). We reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law.) We currently have no intention of limiting transfers or receiving transfer requests, however, we reserve the right to do so in the future.



        Currently the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

        Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party (see "THIRD PARTY TRANSFERS").


MAXIMUM NUMBER OF INVESTMENT OPTIONS


        Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including the fixed account investment option). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.


Telephone transfers and withdrawals are permitted.

TELEPHONE TRANSACTIONS

        You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


        We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one-year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one-year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


        We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Option is not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.


                                                             Asset rebalancing
will only be permitted on the following time schedules:


        - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);


        - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); and


        - annually on December 26th (or the next business day if December 26th is not a business day).




WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.


        During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Internal Revenue Service ("IRS") regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans provided such request is received prior to 3:00 p.m. (see discussion of cut-off times below). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.



        When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION".



        Withdrawal requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Withdrawal requests received at our Annuity Service Office after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES").



        There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.


        The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

        - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

        -   trading on the New York Stock Exchange is restricted,

        - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

        - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


        Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").


Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN


        We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.


If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD


        IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "Qualified Plan Types").


        AMOUNT OF DEATH BENEFIT. If any contract owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

        -   the contract value or

        -   the excess of (i) over (ii), where

           - (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and

           - (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.

        If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

        -   the contract value or

        -   the excess of the sum of all purchase payments over the sum of:

            - any amounts deducted in connection with partial withdrawals (including amounts deducted in connection with partial withdrawals other than annual administration fees and amounts applied under an annuity option under the contract) and

            -  any amounts applied under an annuity benefit option.

        If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits.

        The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

        -   a certified copy of a death certificate;

        - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

        -   any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

        PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

        The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

        -   The beneficiary will become the contract owner.

        - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

        -   No additional purchase payments may be made.

        - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

        - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

        - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.




        If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

        A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

        Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

        In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

        You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).


        Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix C for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


        You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

        Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

        Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

        The following annuity options are guaranteed in the contract.

        OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

        OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

        OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

        OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

        In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

        OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

        OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

        OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

        The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.


        The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

        Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made.

The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

        The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

        A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD


        Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office. (See "Cut-Off Times"). Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

        If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

TEN DAY RIGHT TO REVIEW

        You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.


        The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.


You are entitled to exercise all rights under your contract.

OWNERSHIP

        The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

      In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

      Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

      In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

      The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

      On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.


BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

      The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

      We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

      We reserve the right to accept or reject any contract application at our sole discretion.


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
MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

      We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.





FIXED ACCOUNT INVESTMENT OPTIONS


The fixed account investment options are not securities.

      SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

      GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Fixed account investment options guarantee interest of at least 3%.





      INVESTMENT OPTIONS. Transfers may be made to the one-year fixed account investment option and, in states where approved by the state insurance department, a DCA fixed investment account option. New purchase payments may be allocated to the fixed account investment options.


      Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. The fixed account is not available to contracts issued in the state of Washington.

      INVESTMENT ACCOUNTS. Transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.



      RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.


Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.


      TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment options to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.


      WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.


      If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.



      Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").


      FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

      CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS


      Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectus of the Trust.


WITHDRAWAL CHARGES


Your contract has no withdrawal charge.



      If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) will not be assessed.

ADMINISTRATION FEES

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.

      A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

      If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

      A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

      The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

      To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

      We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contracts, or

      -     commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.



      Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix B for a table of State Premium Taxes.


EXPENSES OF DISTRIBUTING CONTRACTS


      Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.50% of purchase payments plus 1.50% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

      The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

      This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

      We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

        Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

      NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

      LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

      DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


      Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."


      OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

      DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

      The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

      In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

      Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

      There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

        Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

      A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

      Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

      During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% penalty tax.

      There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

      A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

        In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of this interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.


      The contracts are also available for use in connection with certain types of retirement plans, including IRAs which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan, you should consult a tax advisor.


      The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

      In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

      There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.)

      There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

      When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

      If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments" and (iii) certain hardship withdrawals.

      Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

      A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

      Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

      When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

      The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

We may be required to withhold amounts from some payments for Federal income taxes.

      We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                GENERAL MATTERS

PERFORMANCE DATA

We may advertise our investment performance.


      Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.



      Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio, adjusted to reflect current contract charges.






THIRD PARTY TRANSFERS

      The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party. YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH THIRD PARTY SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.





RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in the Texas public institutions of higher education,
      -     retirement,
      -     death, or
      -     the participant's attainment of age 70-1/2.

      Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

We pay broker-dealers to sell the contracts.


DISTRIBUTION OF CONTRACTS

      Manulife Financial Securities LLC ("Manulife Financial Securities"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

      Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

      You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

      There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF THE CONTRACT

      We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

      - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and
      - the contract value at the end of such two year period is less than $2,000.

      We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST


      As stated above, we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.



      Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each Portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.



      Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each Portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

      Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.


REINSURANCE ARRANGEMENTS


      We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits and fixed account guarantees.

                                   APPENDIX A

                                  SPECIAL TERMS

      The following terms as used in this Prospectus have the indicated meanings:

      ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

      ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

      ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

      ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 9230, Boston, Massachusetts 02205-9230.

      ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

      BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

      BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

      THE CODE - The Internal Revenue Code of 1986, as amended.

      CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

      CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

      FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

      GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

      INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.


      INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-seven variable investment options under the contract.


      LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

      MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

      NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

      OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed.

      PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.


      PORTFOLIO - A mutual fund in which the Variable Account invests.


      QUALIFIED CONTRACTS - Contracts issued under qualified plans.

      QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 408A, or 457 of the Code.


      SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Portfolio.


      UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

      VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B


                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                                                  TAX RATE

                                                                    QUALIFIED                NON-QUALIFIED
STATE                                                               CONTRACTS                  CONTRACTS
CALIFORNIA...........................................                 0.50%                     2.35%
MAINE................................................                 0.00%                     2.00%
NEVADA...............................................                 0.00%                     3.50%
PUERTO RICO..........................................                 1.00%                     1.00%
SOUTH DAKOTA*........................................                 0.00%                     1.25%
WEST VIRGINIA........................................                 1.00%                     1.00%
WYOMING..............................................                 0.00%                     1.00%

*Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX C


                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

                 ISSUE AGE                                 MAXIMUM MATURITY AGE
                 ---------                                 --------------------
                 70 or less                                         85
                   71-75                                            86
                   76-80                                            88
                   81-85                                            90
                   86-90                                            93
                   91-93                                            96
                   94-95                                            98
                   96-97                                            99
                   98-99                                            101
                  100-101                                           102
                    102                                             103
                    103                                             104
                    104                                             105
                    105                                             106

            It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

                                   APPENDIX D


QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. "The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs. There is no assurance that such approval will be given."

Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

-     made after the owner attains age 59-1/2;
-     made after the owner's death;
-     attributable to the owner being disabled; or
-     a qualified first-time homebuyer distribution within the meaning of
      Section 72(t)(2)(F) of the Code.

      In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,
-     earnings on those contributions, and
- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                                     PART B



                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                                       OF

               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                 FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                               NON-PARTICIPATING



     This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


   The date of this Statement of Additional Information is December 23, 2002.


               The Manufacturers Life Insurance Company (U.S.A.)
                              500 Boylston Street
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029


--------------------------------------------------------------------------------
Profund.SAI12/02

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History....................................
Performance Data...................................................
Services
       Independent Auditors........................................
       Servicing Agent.............................................
       Principal Underwriter.......................................
Audited Financial Statements.......................................

                         GENERAL INFORMATION AND HISTORY

     The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and it subsidiaries, collectively known as Manulife Financial.

     The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

     Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

     -    redemption at the end of the time period, and

     -    no redemption at the end of the time period.

Standardized figures include total return figures from:


     - the inception date of the sub-account of the Variable Account which invests in the Portfolio, or


     -    ten years, whichever period is shorter.

Non-standardized figures include total return figures from:


     -    inception date of the Portfolio, or


     -    ten years, whichever period is shorter.


     Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the Portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.


     In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees, administrative fees, and distribution fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.


     For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us or Manulife North America, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio, adjusted to reflect current contract charges.


                         (Performance Data not included)

                                    * * * * *


     In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Portfolios may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Portfolios may also include in its advertising and sales literature specific information on each of the Portfolio's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.


                                    SERVICES

INDEPENDENT AUDITORS


     The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of The Manufacturers Life Insurance Company of North America Separate Account A [renamed The Manufacturers Life Insurance Company (U.S.A.) Separate Account H effective January 2, 2002] at December 31, 2001, and for each of the two years in the period ended December 31, 2001, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

     Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

     -    daily updates on:

              -    accumulation unit values

              -    variable annuity participants and transaction

              -    agent production and commissions;

     -    semimonthly commission statements;

     -    monthly summaries of agent production and daily transaction reports;

     -    semiannual statements for contract owners; and

     -    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

     Manulife Financial Securities LLC, an indirect wholly owned subsidiary of MFC, serves as principal underwriter to the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 2001, 2000 and 1999 were $202,486,965, $251,409,183 and $183,494,116, respectively. MSS did not retain any of these amounts during such periods.

                          AUDITED FINANCIAL STATEMENTS

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2001 and 2000


                                    CONTENTS

Report of Independent Auditors..............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity.............................  3
Statements of Operations and Changes in Contract Owners' Equity.............  5
Notes to Financial Statements............................................... 26

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
  North America Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A (comprising, respectively, the Strategic Opportunities, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index, Capital Appreciation, Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, Quantitative Mid Cap, Strategic Growth, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value, Basic Value Focus, Special Value Focus and Developing Capital Markets Focus Sub-Accounts) of The Manufacturers Life Insurance Company of North America as of December 31, 2001, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                        ERNST & YOUNG LLP


Boston, Massachusetts
March 15, 2002

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS
  Investments at market value:
    Sub-accounts held by Manufacturers Investment Trust:
      Strategic Opportunities Portfolio-- 71,306,314 shares (cost
        $1,221,207,424)                                                          $  901,311,814
      Investment Quality Bond Portfolio-- 23,721,856 shares (cost
        $277,049,109)                                                               281,103,989
      Growth & Income Portfolio-- 82,807,400 shares (cost $2,255,761,475)         1,979,924,926
      Blue Chip Growth Portfolio-- 76,881,840 shares (cost $1,461,872,664)        1,217,039,531
      Money Market Portfolio-- 100,132,617 shares (cost $1,001,326,165)           1,001,326,165
      Global Equity Portfolio -- 34,002,731 shares (cost $561,861,656)              442,035,499
      Global Bond Portfolio-- 7,513,212 shares (cost $89,154,352)                    86,251,669
      U.S. Government Securities Portfolio-- 22,057,812 shares (cost
        $297,635,843)                                                               302,633,183
      Diversified Bond Portfolio-- 19,920,991 shares (cost $209,067,667)            210,963,290
      Income & Value Portfolio-- 49,042,095 shares (cost $538,643,371)              496,796,420
      Large Cap Growth Portfolio-- 41,558,648 shares (cost $535,320,904)            411,015,028
      Equity-Income Portfolio-- 57,017,812 shares (cost $909,863,673)               862,679,499
      Strategic Bond Portfolio-- 18,836,951 shares (cost $203,500,783)              202,308,855
      Overseas Portfolio-- 28,971,679 shares (cost $309,681,678)                    247,997,570
      Growth Portfolio-- 23,757,035 shares (cost $518,690,375)                      331,410,642
      All Cap Growth Portfolio-- 36,139,231 shares (cost $734,209,508)              533,053,663
      International Small Cap Portfolio-- 10,751,817 shares (cost
        $198,991,438)                                                               121,495,530
      Pacific Rim Emerging Markets Portfolio-- 5,605,514 shares (cost
        $42,859,970)                                                                 37,276,665
      Science & Technology Portfolio-- 42,987,932 shares (cost
        $1,175,965,783)                                                             551,535,168
      Emerging Small Company Portfolio -- 7,441,394 shares (cost
        $259,157,427)                                                               193,922,733
      Aggressive Growth Portfolio-- 18,804,662 shares (cost $342,889,869)           248,597,637
      International Stock Portfolio-- 11,396,704 shares (cost $138,229,175)         109,294,393
      Quantitative Equity Portfolio-- 14,366,088 shares (cost $333,758,481)         247,096,715
      Value Portfolio-- 16,236,695 shares (cost $260,822,931)                       267,418,360
      Real Estate Securities Portfolio-- 4,759,225 shares (cost $71,735,846)         73,863,177
      Balanced Portfolio-- 5,511,279 shares (cost $92,776,362)                       74,843,169
      High Yield Portfolio-- 13,537,250 shares (cost $150,798,398)                  133,748,028
      Lifestyle Aggressive 1000 Portfolio -- 9,191,217 shares (cost
        $114,213,246)                                                                95,037,182
      Lifestyle Growth 820 Portfolio-- 38,864,531 shares (cost $501,870,399)        437,225,977
      Lifestyle Balanced 640 Portfolio-- 38,290,545 shares (cost
        $489,847,831)                                                               452,594,244
      Lifestyle Moderate 460 Portfolio-- 13,916,750 shares (cost
        $180,006,697)                                                               168,531,837
      Lifestyle Conservative 280 Portfolio-- 8,171,466 shares (cost
        $105,821,690)                                                               105,738,771
      Small Company Value Portfolio -- 9,373,648 shares (cost $121,788,549)         129,356,338
      International Value Portfolio-- 7,170,430 shares (cost $80,824,934)            75,576,337
      Small Company Blend Portfolio-- 9,808,706 shares (cost $122,287,358)          107,699,594
      Total Return Portfolio -- 27,174,648 shares (cost $363,566,230)               377,184,115
      U.S. Large Cap Value Portfolio--24,186,873 shares (cost $304,985,250)         304,996,468
      Mid Cap Stock Portfolio-- 10,181,917 shares (cost $114,389,919)               109,659,241

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)
                                December 31, 2001

ASSETS (CONTINUED)
      Tactical Allocation Portfolio -- 6,814,567 shares (cost $75,236,021)          $68,418,252
      Dynamic Growth Portfolio -- 18,972,973 shares (cost $145,778,338)              90,311,350
      Internet Technologies Portfolio-- 9,546,088 shares (cost $67,897,163)          36,179,674
      International Index Portfolio -- 1,489,073 shares (cost $14,428,645)           12,686,905
      Total Stock Market Index Portfolio-- 2,583,358 shares (cost $27,034,675)       25,291,072
      500 Index Portfolio-- 15,713,287 shares (cost $164,659,009)                   154,147,342
      Mid Cap Index Portfolio-- 2,932,942 shares (cost $37,104,764)                  37,600,321
      Small Cap Index Portfolio-- 2,258,392 shares (cost $24,886,955)                25,474,661
      Capital Appreciation Portfolio -- 3,017,659 shares (cost $27,369,631)          27,008,052
      Telecommunications Portfolio -- 1,011,829 shares (cost $8,302,695)              8,023,806
      Health Sciences Portfolio -- 3,289,373 shares (cost $42,395,354)               44,538,109
      Mid Cap Growth Portfolio -- 2,299,209 shares (cost $23,516,759)                24,072,717
      Mid Cap Opportunities Portfolio -- 1,229,323 shares (cost $12,495,398)         13,018,527
      Financial Services Portfolio -- 1,831,499 shares (cost $21,098,434)            21,300,332
      Quantitative Mid Cap Portfolio -- 424,611 shares (cost $4,458,888)              4,331,032
      Strategic Growth Portfolio -- 4,063,155 shares (cost $43,926,460)              44,775,968
      All Cap Value Portfolio -- 1,475,995 shares (cost $17,570,739)                 18,612,296
      Capital Opportunities Portfolio -- 2,659,354 shares (cost $28,193,711)         28,455,090
      Utilities Portfolio -- 1,660,632 shares (cost $16,824,533)                     15,443,876
      Mid Cap Value Portfolio -- 5,430,356 shares (cost $67,672,757)                 70,920,450
      Fundamental Value Portfolio -- 7,688,596 shares (cost $88,889,419)             90,187,236

    Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Portfolio-- 3,426,444 shares (cost $47,082,489)              46,017,149
      Special Value Focus Portfolio-- 1,026,720 shares (cost $23,295,722)            25,709,074
      Developing Capital Markets Focus Portfolio-- 227,521 shares (cost
        $2,062,905)                                                                   1,672,277
                                                                                ---------------
Total assets                                                                    $14,864,738,990
                                                                                ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                      $14,848,662,429
Annuity reserves                                                                     16,076,561
                                                                                ---------------
Total contract owners' equity                                                   $14,864,738,990
                                                                                ===============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity


                                                                SUB-ACCOUNT
                           ------------------------------------------------------------------------------------------
                             STRATEGIC OPPORTUNITIES(1)      INVESTMENT QUALITY BOND           GROWTH & INCOME
                           ------------------------------  --------------------------  ------------------------------
                               YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                           ------------------------------  --------------------------  ------------------------------
                               2001            2000            2001          2000            2001            2000
                           --------------  --------------  ------------  ------------  --------------  --------------
Income:
  Dividends                $  158,636,799    $207,385,361   $14,907,454   $16,068,154    $119,515,267    $172,497,819

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                    15,181,277      19,140,237     3,720,093     3,037,122      31,449,972      39,106,144
                           --------------  --------------  ------------  ------------  --------------  --------------
Net investment income
  (loss)                      143,455,522     188,245,124    11,187,361    13,031,032      88,065,295     133,391,675

Net realized gain (loss)     (143,160,911)      1,518,215    (2,276,030)   (4,860,035)     72,972,314     205,723,802
Unrealized appreciation
  (depreciation) during
  the period                 (198,199,647)   (293,755,736)    3,611,691     7,652,144    (472,607,901)   (573,777,887)
                           --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                 (197,905,036)   (103,992,397)   12,523,022    15,823,141   (311,570,292)    (234,662,410)

Changes from principal
  transactions:
    Purchase payments          56,606,793     101,596,423    26,390,246    16,914,727     124,307,682     266,944,260
    Transfers between
      sub-accounts and
      the Company             (34,343,112)    (17,644,852)   59,617,897   (10,162,552)    (91,406,127)     43,977,681
    Withdrawals              (131,318,186)   (209,796,618)  (30,744,594)  (27,879,309)   (238,811,128)   (339,279,830)
    Annual contract fee          (749,801)       (609,450)     (147,661)      (82,707)     (1,475,340)     (1,102,606)
                           --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease)
  in contract owners'
  equity from
  principal transactions    (109,804,306)    (126,454,497)   55,115,888   (21,209,841)   (207,384,913)    (29,460,495)
                           --------------  --------------  ------------  ------------  --------------  --------------

Total increase (decrease)
  in contract owners'
  equity                     (307,709,342)   (230,446,894)   67,638,910    (5,386,700)   (518,955,205)   (264,122,905)
Contract owners' equity
  at beginning of period    1,209,021,156   1,439,468,050   213,465,079   218,851,779   2,498,880,131   2,763,003,036
                           --------------  --------------  ------------  ------------  --------------  --------------

Contract owners' equity
  at end of period         $  901,311,814  $1,209,021,156  $281,103,989  $213,465,079  $1,979,924,926  $2,498,880,131
                           ==============  ==============  ============  ============  ==============  ==============


(1) On April 30, 2001, Mid Cap Blend Sub-Account was renamed to Strategic Opportunities through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                      SUB-ACCOUNT
                           ---------------------------------------------------------------------------------------------
                                   BLUE CHIP GROWTH                   MONEY MARKET                 GLOBAL EQUITY
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                           -------------------------------   -----------------------------   ---------------------------
                                2001             2000             2001            2000           2001          2000
                           --------------   --------------   --------------   ------------   ------------   ------------
Income:
  Dividends                $   99,905,894      $68,456,785      $28,211,049    $36,972,986    $88,125,057    $82,383,211

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                    19,141,635       22,602,760       12,487,746      9,520,861      7,387,678      9,106,124
                           --------------   --------------   --------------   ------------   ------------   ------------
Net investment income
  (loss)                       80,764,259       45,854,025       15,723,303     27,452,125     80,737,379     73,277,087

Net realized gain (loss)      (12,231,924)     105,083,092       (2,597,294)      (279,759)   (42,801,830)    (4,808,176)
Unrealized appreciation
 (depreciation) during
 the period                  (322,520,628)    (223,839,731)               0              0   (139,257,810)    (8,909,999)
                           --------------   --------------   --------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (253,988,293)      (72,902,614)      13,126,009     27,172,366   (101,322,261)    59,558,912

Changes from principal
  transactions:
    Purchase payments         112,606,890      259,700,042      431,610,422    456,112,648     23,023,468     25,181,486
    Transfers between
      sub-accounts and
      the Company             (60,999,936)     103,228,451      216,102,162   (441,973,830)   (31,014,046)   (85,629,338)
    Withdrawals              (130,474,421)    (170,380,105)    (292,643,160)  (279,553,607)   (70,393,478)  (110,490,713)
    Annual contract fee        (1,102,157)        (685,340)        (418,355)      (203,690)      (299,939)      (283,267)
                           --------------   --------------   --------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions                (79,969,624)     191,863,048      354,651,069   (265,618,479)   (78,683,995)  (171,221,832)
                           --------------   --------------   --------------   ------------   ------------   ------------

Total increase (decrease)
  in contract owners'
  equity                     (333,957,917)     118,960,434      367,777,078   (238,446,113)  (180,006,256)  (111,662,920)
Contract owners' equity
   at beginning of period   1,550,997,448    1,432,037,014      633,549,087    871,995,200    622,041,755    733,704,675
                           --------------   --------------   --------------   ------------   ------------   ------------

Contract owners' equity
  at end of period         $1,217,039,531   $1,550,997,448   $1,001,326,165   $633,549,087   $442,035,499   $622,041,755
                           ==============   ==============   ==============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                             --------------------------------------------------------------------------------------------------
                                      GLOBAL BOND               U.S. GOVERNMENT SECURITIES              DIVERSIFIED BOND
                                 YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                             ------------------------------    ------------------------------    ------------------------------
                                 2001             2000             2001             2000              2001             2000
                             -------------    -------------    -------------    -------------    -------------    -------------
Income:
  Dividends                  $           0    $   3,796,523    $  13,400,175    $  14,725,566    $   9,638,263    $  18,151,051

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                      1,387,312        1,597,181        3,672,169        2,842,672        2,648,970        2,125,400
                             -------------    -------------    -------------    -------------    -------------    -------------
Net investment income
  (loss)                        (1,387,312)       2,199,342        9,728,006       11,882,894        6,989,293       16,025,651

Net realized gain (loss)        (2,851,981)     (11,963,988)       2,449,653       (3,191,977)        (792,261)      (5,295,132)
Unrealized appreciation
  (depreciation) during
  the period                     3,632,952        9,154,777         (599,224)       8,615,164        2,994,425        1,528,892
                             -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                      (606,341)        (609,869)      11,578,435       17,306,081        9,191,457       12,259,411

Changes from principal
  transactions:
    Purchase payments            5,332,898        5,361,206       39,333,317       13,155,701       25,091,797       12,157,844
    Transfers between
      sub-accounts and
      the Company              (12,844,346)      (7,856,997)      73,820,301      (18,953,949)      44,297,965        1,918,182
    Withdrawals                (13,732,325)     (25,959,005)     (30,120,170)     (33,547,249)     (23,385,648)     (28,053,888)
    Annual contract fee            (48,542)         (45,150)        (124,080)         (73,284)        (102,997)         (71,435)
                             -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions                 (21,292,315)     (28,499,946)      82,909,368      (39,418,781)      45,901,117      (14,049,297)
                             -------------    -------------    -------------    -------------    -------------    -------------

Total increase (decrease)
  in contract owners' equity   (21,898,656)     (29,109,815)      94,487,803      (22,112,700)      55,092,574       (1,789,886)
Contract owners' equity at
  beginning of period          108,150,325      137,260,140      208,145,380      230,258,080      155,870,716      157,660,602
                             -------------    -------------    -------------    -------------    -------------    -------------

Contract owners' equity
  at end of period           $  86,251,669    $ 108,150,325    $ 302,633,183    $ 208,145,380    $ 210,963,290    $ 155,870,716
                             =============    =============    =============    =============    =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                             --------------------------------------------------------------------------------------------
                                   INCOME & VALUE                   LARGE CAP GROWTH               EQUITY-INCOME
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                             -----------------------------     ---------------------------   ---------------------------
                                 2001             2000             2001           2000           2001          2000
                             ------------     ------------     ------------   ------------   ------------   ------------
Income:
  Dividends                   $23,585,482     $128,856,471      $17,705,628    $65,696,039    $85,764,180    $95,309,005

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                     7,011,496        7,694,963        6,206,333      6,562,245     11,834,272     10,430,531
                             ------------     ------------     ------------   ------------   ------------   ------------
Net investment
  income (loss)                16,573,986      121,161,508       11,499,295     59,133,794     73,929,908     84,878,474

Net realized gain (loss)      (18,593,563)     (15,429,958)     (65,339,356)     6,932,994    (12,819,349)     4,603,997
Unrealized appreciation
  (depreciation) during
  the period                     (634,738)     (87,992,790)     (37,845,761)  (147,796,443)   (64,467,673)   (17,064,655)
                             ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from operations       (2,654,315)      17,738,760      (91,685,822)   (81,729,655)    (3,357,114)    72,417,816

Changes from principal
  transactions:
    Purchase payments          31,551,107       26,083,194       63,425,417    135,377,279     79,405,985    47,439,755
    Transfers between
      sub-accounts and
      the Company              36,535,472      (43,139,054)      10,516,257    111,395,736    134,126,211   ( 82,856,050)
    Withdrawals               (66,463,920)     (98,995,592)     (40,705,922)   (52,222,116)   (98,443,168)  (101,021,875)
    Annual contract fee          (325,416)        (292,999)       (463,395)       (234,621)      (467,542)      (300,000)
                             ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions        1,297,243     (116,344,451)      32,772,357    194,316,278    114,621,486   (136,738,170)
                             ------------     ------------     ------------   ------------   ------------   ------------
Total increase (decrease)
  in contract owners'
  equity                       (1,357,072)     (98,605,691)     (58,913,465)   112,586,623    111,264,372    (64,320,354)
Contract owners' equity
  at beginning of period      498,153,492      596,759,183      469,928,493    357,341,870    751,415,127    815,735,481
                             ------------     ------------     ------------   ------------   ------------   ------------
Contract owners' equity
  at end of period           $496,796,420     $498,153,492     $411,015,028   $469,928,493   $862,679,499   $751,415,127
                             ============     ============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                   STRATEGIC BOND                       OVERSEAS                      GROWTH
                            -----------------------------   -----------------------------   ---------------------------
                               YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------   ---------------------------
                                2001             2000             2001           2000           2001           2000
                            ------------     ------------     ------------   ------------   ------------   ------------
Income:
  Dividends                  $16,040,950      $20,125,562      $27,986,915    $29,237,688             $0    $60,698,434

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                    3,072,703        3,267,126        4,357,094      5,312,275      5,858,783      9,107,473
                            ------------     ------------     ------------   ------------   ------------   ------------
Net investment income
  (loss)                      12,968,247       16,858,436       23,629,821     23,925,413     (5,858,783)    51,590,961

Net realized gain (loss)     (12,391,153)      (8,786,838)     (88,794,763)    22,246,460    (96,442,776)    23,324,830
Unrealized appreciation
  (depreciation) during
  the period                   6,922,851        4,526,864      (10,069,902)  (120,214,661)   (16,918,973)  (282,682,889)
                            ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   7,499,945       12,598,462      (75,234,844)   (74,042,788)  (119,220,532)  (207,767,098)

Changes from principal
  transactions:
   Purchase payments          14,486,231       14,224,706       24,798,315     81,033,196     26,039,994    143,799,101
   Transfers between
     sub-accounts and
     the Company              (7,309,273)     (23,800,359)     (28,143,569)    71,221,845    (74,191,581)   146,926,128
   Withdrawals               (28,783,854)     (36,563,833)     (32,049,798)   (36,864,648)   (36,638,753)   (55,952,151)
   Annual contract fee           (95,459)         (73,839)        (250,246)      (126,801)      (434,157)      (267,709)
                            ------------     ------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from principal
  transactions               (21,702,355)     (46,213,325)     (35,645,298)   115,263,592    (85,224,497)   234,505,369
                            ------------     ------------     ------------   ------------   ------------   ------------

Total increase
  (decrease) in
  contract owners' equity    (14,202,410)     (33,614,863)    (110,880,142)    41,220,804   (204,445,029)    26,738,271
Contract owners' equity
  at beginning of period     216,511,265      250,126,128      358,877,712    317,656,908    535,855,671    509,117,400
                            ------------     ------------     ------------   ------------   ------------   ------------

Contract owners' equity
  at end of period          $202,308,855     $216,511,265     $247,997,570   $358,877,712   $331,410,642   $535,855,671
                            ============     ============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                  ALL CAP GROWTH(2)             INTERNATIONAL SMALL CAP    PACIFIC RIM EMERGING MARKETS
                            -----------------------------     ---------------------------    --------------------------
                                YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------    --------------------------
                                2001             2000             2001           2000           2001           2000
                            ------------     ------------     ------------   ------------    -----------    -----------
Income:
  Dividends                  $36,338,213      $50,593,333     $          0    $49,840,813       $189,533       $250,797

Expenses:
  Mortality and expense
    risk and
    administrative
    charges                    8,779,604       11,195,251        2,268,952      3,686,749        673,054      1,023,867
                            ------------     ------------     ------------   ------------    -----------    -----------
Net investment income
  (loss)                      27,558,609       39,398,082       (2,268,952)    46,154,064       (483,521)      (773,070)

Net realized gain (loss)     (52,498,441)      44,666,187      (75,086,334)    11,637,764    (11,109,334)     1,067,099
Unrealized appreciation
  (depreciation) during
  the period                (164,637,059)    (205,068,014)      11,898,270   (160,394,277)     2,933,651    (18,274,248)
                            ------------     ------------     ------------   ------------    -----------    -----------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (189,576,891)    (121,003,745)     (65,457,016)  (102,602,449)    (8,659,204)   (17,980,219)

Changes from principal
  transactions:

    Purchase payments         59,975,314      197,502,417       12,973,521     88,505,705      2,885,796     22,426,542
    Transfers between
      sub-accounts and
      the Company            (38,003,469)     168,562,170      (30,276,745)    71,390,906    (12,909,667)    (7,310,646)
    Withdrawals              (48,430,034)     (70,464,668)     (13,420,646)   (22,334,423)    (3,411,960)    (5,352,849)
    Annual contract fee         (555,856)        (282,698)        (204,479)       (94,638)       (62,569)       (30,253)
                            ------------     ------------     ------------   ------------    -----------    -----------
Net increase (decrease)
  in contract owners'
  equity from
  principal transactions     (27,014,045)     295,317,221      (30,928,349)   137,467,550    (13,498,400)     9,732,794
                            ------------     ------------     ------------   ------------    -----------    -----------

Total increase
  (decrease) in
  contract owners'
  equity                    (216,590,936)     174,313,476      (96,385,365)    34,865,101    (22,157,604)    (8,247,425)

Contract owners'
  equity at beginning
  of period                  749,644,599      575,331,123      217,880,895    183,015,794     59,434,269     67,681,694
                            ------------     ------------     ------------   ------------    -----------    -----------

Contract owners'
  equity at end
  of period                 $533,053,663     $749,644,599     $121,495,530   $217,880,895    $37,276,665    $59,434,269
                            ============     ============     ============   ============    ===========    ===========


(2) On May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            -------------------------------------------------------------------------------------------
                                SCIENCE & TECHNOLOGY            EMERGING SMALL COMPANY           AGGRESSIVE GROWTH
                            -----------------------------     ---------------------------   ---------------------------
                               YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------     ---------------------------   ---------------------------
                                2001           2000               2001           2000           2001           2000
                            ------------   --------------     ------------   ------------   ------------   ------------
Income:
  Dividends                 $ 38,026,075   $   30,984,269     $  7,806,044   $ 18,181,415   $          0   $          0

Expenses:
  Mortality and
    expense risk and
    administrative
    charges                   10,141,645       17,606,870        2,929,835      3,158,927      3,954,802      3,700,752
                            ------------   --------------     ------------   ------------   ------------   ------------
Net investment
  income (loss)               27,884,430       13,377,399        4,876,209     15,022,488     (3,954,802)    (3,700,752)

Net realized gain
  (loss)                    (180,117,412)      73,111,691      (33,916,723)    24,781,412    (19,318,842)    22,160,342
Unrealized
  appreciation
  (depreciation)
  during the period         (272,045,635)    (609,701,574)     (31,168,072)   (71,226,705)   (69,208,391)   (50,553,904)
                            ------------   --------------     ------------   ------------   ------------   ------------
Net increase (decrease)
  in contract owners'
  equity from
  operations                (424,278,617)    (523,212,484)     (60,208,586)   (31,422,805)   (92,482,035)   (32,094,314)

Changes from principal
  transactions:
    Purchase payments         74,905,484      375,238,009       29,781,989     88,275,621     46,793,941    139,587,411
    Transfers between
      sub-accounts
      and the Company        (43,566,540)     328,600,573       (8,839,605)    93,870,947    (18,932,333)   131,983,782
    Withdrawals              (54,798,116)     (85,011,925)     (13,373,730)   (17,506,692)   (18,504,165)   (19,504,041)
    Annual contract
      fee                       (918,586)        (567,673)        (227,334)      (72,800)       (345,065)      (101,186)
                            ------------   --------------     ------------   ------------   ------------   ------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions               (24,377,758)     618,258,984        7,341,320    164,567,076      9,012,378    251,965,966
                            ------------   --------------     ------------   ------------   ------------   ------------

Total increase
  (decrease)
  in contract
  owners' equity            (448,656,375)      95,046,500      (52,867,266)   133,144,271    (83,469,657)   219,871,652
Contract owners'
  equity at
  beginning of period      1,000,191,543      905,145,043      246,789,999    113,645,728    332,067,294    112,195,642
                           -------------   --------------     ------------   ------------   ------------   ------------

Contract owners'
  equity at end
  of period                $ 551,535,168   $1,000,191,543     $193,922,733   $246,789,999   $248,597,637   $332,067,294
                           =============   ==============     ============   ============   ============   ============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                              SUB-ACCOUNT
                      ---------------------------------------------------------------------------------------------
                           INTERNATIONAL STOCK             QUANTITATIVE EQUITY                    VALUE
                      -----------------------------   -----------------------------   -----------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   -----------------------------
                           2001           2000            2001            2000            2001            2000
                      -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends           $   5,474,463   $     587,742   $  44,139,549   $  29,985,988   $   6,520,750   $           0

Expenses:
  Mortality and
    expense risk
    and
    administrative
    charges               1,738,417       1,848,550       4,237,735       4,118,616       3,400,043       1,807,351
                      -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)           3,736,046      (1,260,808)     39,901,814      25,867,372       3,120,707      (1,807,351)

Net realized gain
  (loss)                (17,050,390)        (34,568)    (45,685,915)      9,348,288       8,719,270      (6,402,959)
Unrealized
  appreciation
  (depreciation)
  during the
  period                (17,063,153)    (21,530,458)    (77,823,593)    (31,278,573)    (12,616,845)     34,265,188
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations            (30,377,497)    (22,825,834)    (83,607,694)      3,937,087        (776,868)     26,054,878

Changes from
  principal
  transactions:
    Purchase
      payments           16,765,577      41,030,648      39,889,290      65,879,887      43,358,003      13,981,057
    Transfers
      between sub-
      accounts and
      the Company        (4,958,900)     31,041,113     (30,380,517)    107,902,641      89,667,963       2,554,059
    Withdrawals          (9,523,302)     (9,853,897)    (27,248,506)    (25,638,236)    (19,880,416)    (10,944,275)
    Annual contract
      fee                  (123,486)        (50,493)       (235,128)       (108,277)       (152,336)        (49,911)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions            2,159,889      62,167,371     (17,974,861)    148,036,015     112,993,214       5,540,930
                      -------------   -------------   -------------   -------------   -------------   -------------

Total increase
  (decrease)
  in contract
  owners' equity        (28,217,608)     39,341,537    (101,582,555)    151,973,102     112,216,346      31,595,808

Contract owners'
  equity at
  beginning of
  period                137,512,001      98,170,464     348,679,270     196,706,168     155,202,014     123,606,206
                      -------------   -------------   -------------   -------------   -------------   -------------

Contract owners'
  equity at
  end of period       $ 109,294,393   $ 137,512,001   $ 247,096,715   $ 348,679,270   $ 267,418,360   $ 155,202,014
                      =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                               SUB-ACCOUNT
                      ----------------------------------------------------------------------------------------------
                          REAL ESTATE SECURITIES                 BALANCED                       HIGH YIELD
                      -----------------------------   -----------------------------   ------------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   ------------------------------
                          2001             2000           2001            2000            2001             2000
                      -------------   -------------   -------------   -------------   -------------    -------------
Income:
 Dividends            $   1,566,408   $   1,158,716   $   1,661,487   $   3,964,386   $  14,082,998    $     453,242

Expenses:
  Mortality and
    expense risk
    and
    administrative
    charges                 847,773         507,898       1,154,917       1,321,982       2,020,610        1,940,401

                      -------------   -------------   -------------   -------------   -------------    -------------
Net investment
  income (loss)             718,635         650,818         506,570       2,642,404      12,062,388       (1,487,159)

Net realized
  gain (loss)             2,892,235      (3,041,066)     (6,279,463)     (2,487,625)    (18,227,513)      (5,426,552)
Unrealized
  appreciation
  (depreciation)
  during the
  period                 (3,374,764)     10,418,414      (4,084,207)     (9,650,745)     (3,977,805)      (6,804,957)
                      -------------   -------------   -------------   -------------   -------------    -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations                236,106       8,028,166      (9,857,100)     (9,495,966)    (10,142,930)     (13,718,668)

Changes from
  principal
  transactions:
   Purchase payments     12,061,247       5,177,299       8,881,103      10,941,134      17,548,109       19,691,165
   Transfers between
     sub-accounts
     and the Company     17,830,845      10,027,572       1,739,124     (10,419,139)     19,867,888      (13,667,551)
   Withdrawals           (6,096,963)     (3,300,384)     (7,104,749)     (8,097,238)    (15,005,911)     (14,495,377)
   Annual contract
     fee                    (44,288)        (15,181)        (50,307)        (36,965)        (78,772)         (42,218)
                      -------------   -------------   -------------   -------------   -------------    -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions           23,750,841      11,889,306       3,465,171      (7,612,208)     22,331,314       (8,513,981)
                      -------------   -------------   -------------   -------------   -------------    -------------

Total increase
  (decrease) in
  contract owners'
  equity                 23,986,947      19,917,472      (6,391,929)    (17,108,174)     12,188,384      (22,232,649)
Contract owners'
  equity at
  beginning of
  period                 49,876,230      29,958,758      81,235,098      98,343,272     121,559,644      143,792,293
                      -------------   -------------   -------------   -------------   -------------    -------------

Contract owners'
  equity at
  end of period       $  73,863,177   $  49,876,230   $  74,843,169   $  81,235,098   $ 133,748,028    $ 121,559,644
                      =============   =============   =============   =============   =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ----------------------------------------------------------------------------------------------
                              LIFESTYLE AGGRESSIVE 1000          LIFESTYLE GROWTH 820           LIFESTYLE BALANCED 640
                            -----------------------------   -----------------------------   ------------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   ------------------------------
                                 2001            2000            2001            2000           2001             2000
                            -------------   -------------   -------------   -------------   -------------    -------------
Income:
   Dividends                $   6,677,725   $   3,260,744   $  31,273,338   $  24,070,437   $  28,360,750    $  22,590,170

Expenses:
 Mortality and expense
   risk and
   administrative
   charges                      1,265,443         992,146       5,572,022       4,681,050       5,669,714        4,654,347
                            -------------   -------------   -------------   -------------   -------------    -------------

Net investment income
  (loss)                        5,412,282       2,268,598      25,701,316      19,389,387      22,691,036       17,935,823

Net realized gain (loss)       (2,722,360)        862,638      (7,734,403)        671,806      (4,474,066)         100,333
Unrealized appreciation
  (depreciation) during
  the period                  (16,434,732)     (8,171,974)    (56,710,602)    (34,792,440)    (40,120,126)     (14,989,131)
                            -------------   -------------   -------------   -------------   -------------    -------------

Net increase (decrease) in
  contract owners' equity
  from operations             (13,744,810)     (5,040,738)    (38,743,689)    (14,731,247)    (21,903,156)       3,047,025

Changes from principal
  transactions:
  Purchase payments            27,626,431      29,969,701     114,644,548      86,800,102     110,222,350       58,548,994
  Transfers between
    sub-accounts and
    the Company                 4,919,247       3,930,470      31,577,676      11,936,876      45,658,871       16,571,536
  Withdrawals                  (4,233,194)     (3,202,336)    (20,376,071)    (19,986,744)    (27,460,181)     (25,752,333)
  Annual contract fee            (106,829)        (50,842)       (361,830)       (205,193)       (248,953)        (158,662)
                            -------------   -------------   -------------   -------------   -------------    -------------

Net increase (decrease)
  in contract owners'
  equity from
  principal transactions       28,205,655      30,646,993     125,484,323      78,545,041     128,172,087       49,209,535
                            -------------   -------------   -------------   -------------   -------------    -------------

Total increase (decrease)
  in contract owners'
  equity                       14,460,845      25,606,255      86,740,634      63,813,794     106,268,931       52,256,560
Contract owners' equity
  at beginning of period       80,576,337      54,970,082     350,485,343     286,671,549     346,325,313      294,068,753
                            -------------   -------------   -------------   -------------   -------------    -------------

Contract owners' equity
  at end of period          $  95,037,182   $  80,576,337   $ 437,225,977   $ 350,485,343   $ 452,594,244    $ 346,325,313
                            =============   =============   =============   =============   =============    =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                               LIFESTYLE MODERATE 460         LIFESTYLE CONSERVATIVE 280         SMALL COMPANY VALUE
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001           2000             2001            2000            2001           2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
   Dividends                $   7,902,314   $  15,925,334   $   4,151,737   $   5,172,781   $     124,685   $      74,799

Expenses:
  Mortality and
    expense risk
    and administrative
    charges                     2,169,905       1,974,137       1,321,714       1,104,615       1,277,039         807,207
                            -------------   -------------   -------------   -------------   -------------   -------------

Net investment income
  (loss)                        5,732,409      13,951,197       2,830,023       4,068,166      (1,152,354)       (732,408)

Net realized gain (loss)       (2,134,418)       (437,059)       (642,485)       (248,679)      4,152,131       3,776,487
Unrealized appreciation
  (depreciation) during
  the period                   (6,850,716)     (9,869,828)       (688,992)        507,418       1,760,796        (476,014)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   (3,252,725)      3,644,310       1,498,546       4,326,905       4,760,573       2,568,065

Changes from principal
  transactions:
   Purchase payments           32,428,718      15,178,282      17,950,612       7,805,142      24,028,645       9,375,506
   Transfers between
     sub-accounts and
     the Company               16,990,967      (5,758,954)     17,811,230     (12,552,216)     47,694,013      (6,069,006)
   Withdrawals                (13,343,533)    (11,393,647)     (7,914,526)     (6,546,677)     (6,840,042)     (4,551,929)
   Annual contract fee            (81,963)        (61,523)        (39,395)        (28,796)        (70,716)        (22,792)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       35,994,189      (2,035,842)     27,807,921     (11,322,547)     64,811,900      (1,268,221)
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                       32,741,464       1,608,468      29,306,467      (6,995,642)     69,572,473       1,299,844
Contract owners' equity
  at beginning of period      135,790,373     134,181,905      76,432,304      83,427,946      59,783,865      58,484,021
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $ 168,531,837   $ 135,790,373   $ 105,738,771   $  76,432,304   $ 129,356,338   $  59,783,865
                            =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                             ---------------------------------------------------------------------------------------------
                                  INTERNATIONAL VALUE             SMALL COMPANY BLEND               TOTAL RETURN
                             ---------------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                             -----------------------------   -----------------------------   -----------------------------
                                  2001             2000           2001           2000            2001            2000
                             -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                  $   1,675,032   $     251,800   $     464,556   $   8,493,432   $   8,514,836   $   2,094,744

Expenses:
  Mortality and expense
    risk and administrative
    charges                        949,485         651,186       1,342,521       1,107,578       3,767,832       1,478,185
                             -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)                    725,547        (399,386)       (877,965)      7,385,854       4,747,004         616,559

Net realized gain (loss)        (3,055,770)        128,872     (14,964,306)      1,701,789       6,224,570         707,686
Unrealized appreciation
  (depreciation) during
  the period                    (4,586,703)     (2,465,795)     13,065,358     (32,868,881)      4,611,990       9,055,202
                             -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in
  contract owners'
  equity from
  operations                    (6,916,926)     (2,736,309)     (2,776,913)    (23,781,238)     15,583,564      10,379,447

Changes from principal
  transactions:
   Purchase payments            18,633,675      18,246,107      18,351,095      30,645,376      97,411,836      41,477,118
   Transfers between
     sub-accounts and
     the Company                10,903,759      16,299,253      14,512,595      41,747,695     137,200,949      37,567,468
   Withdrawals                  (4,607,196)     (2,393,767)     (5,239,976)     (3,473,151)    (20,961,429)     (6,731,118)
   Annual contract fee             (65,593)        (22,698)       (107,144)        (35,746)       (190,783)        (48,508)
                             -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions        24,864,645      32,128,895      27,516,570      68,884,174     213,460,573      72,264,960
                             -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                        17,947,719      29,392,586      24,739,657      45,102,936     229,044,137      82,644,407
Contract owners' equity
  at beginning of period        57,628,618      28,236,032      82,959,937      37,857,001     148,139,978      65,495,571
                             -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period           $  75,576,337   $  57,628,618   $ 107,699,594   $  82,959,937   $ 377,184,115   $ 148,139,978
                             =============   =============   =============   =============   =============   =============


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                              SUB-ACCOUNT
                      ---------------------------------------------------------------------------------------------
                           U.S. LARGE CAP VALUE              MID CAP STOCK               TACTICAL ALLOCATION(3)
                      -----------------------------   -----------------------------   -----------------------------
                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                      -----------------------------   -----------------------------   -----------------------------
                           2001           2000            2001            2000            2001            2000
                      -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends           $   2,639,997   $   1,231,221   $           0   $           0   $     450,672   $   1,332,431

Expenses:
  Mortality and
    expense risk and
    administrative
    charges               3,858,633       2,551,561       1,267,950         715,767         836,567         262,422
                      -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)          (1,218,636)     (1,320,340)     (1,267,950)       (715,767)       (385,895)      1,070,009

Net realized gain
  (loss)                   (265,347)      1,307,778      (4,391,627)       (234,783)     (4,405,640)        (57,540)
Unrealized
  appreciation
  (depreciation)
  during the
  period                 (6,818,955)      2,039,607      (3,051,082)     (2,588,424)     (4,357,593)     (2,460,176)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  operations             (8,302,938)      2,027,045      (8,710,659)     (3,538,974)     (9,149,128)     (1,447,707)

Changes from
  principal
  transactions:
  Purchase payments      56,577,305      69,676,361      28,854,943      30,988,778      25,416,000      23,857,486
  Transfers between
    sub-accounts and
    the Company          42,830,870      49,204,822      19,287,542      23,181,327      16,655,246      16,534,697
  Withdrawals           (15,483,321)     (9,136,666)     (5,066,965)     (2,460,315)     (2,297,814)     (1,037,549)
  Annual contract
    fee                    (262,632)        (88,438)        (90,144)        (25,979)        (97,010)        (15,969)
                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase
  (decrease) in
  contract owners'
  equity from
  principal
  transactions           83,662,222     109,656,079      42,985,376      51,683,811      39,676,422      39,338,665
                      -------------   -------------   -------------   -------------   -------------   -------------
Total increase
  (decrease) in
  contract owners'
  equity                 75,359,284     111,683,124      34,274,717      48,144,837      30,527,294      37,890,958
Contract owners'
  equity at
  beginning of
  period                229,637,184     117,954,060      75,384,524      27,239,687      37,890,958               0
                      -------------   -------------   -------------   -------------   -------------   -------------
Contract owners'
  equity at
  end of period       $ 304,996,468   $ 229,637,184   $ 109,659,241   $  75,384,524   $  68,418,252   $  37,890,958
                      =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                    SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                                   DYNAMIC GROWTH(3)           INTERNET TECHNOLOGIES(3)         INTERNATIONAL INDEX(3)
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001           2000            2001             2000            2001            2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                 $     176,321   $           0   $           0   $           0   $     150,074   $     104,347

Expenses:
  Mortality and expense
    risk and administrative
    charges                     1,467,410         731,507         575,031         390,381         147,669          37,399
                            -------------   -------------   -------------   -------------   -------------   -------------
Net investment income
  (loss)                       (1,291,089)       (731,507)       (575,031)       (390,381)          2,405          66,948

Net realized gain (loss)      (40,230,842)     (4,564,786)    (25,510,772)     (3,855,629)     (1,092,680)       (193,990)
Unrealized appreciation
  (depreciation) during
  the period                  (15,232,811)    (40,234,177)       (624,106)    (31,093,383)     (1,350,445)       (391,295)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                  (56,754,742)    (45,530,470)    (26,709,909)    (35,339,393)     (2,440,720)       (518,337)

Changes from principal
  transactions:
   Purchase payments           33,352,059      77,760,872      10,377,810      43,329,348       5,975,523       5,222,617
   Transfers between
     sub-accounts and
     the Company               10,035,539      78,616,628       4,331,792      43,429,491       1,811,325       3,391,636
   Withdrawals                 (4,725,862)     (2,298,272)     (1,875,200)     (1,288,888)       (652,186)        (92,000)
   Annual contract fee           (133,172)        (11,230)        (69,029)         (6,348)        (10,675)           (278)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       38,528,564     154,067,998      12,765,373      85,463,603       7,123,987       8,521,975
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                      (18,226,178)    108,537,528     (13,944,536)     50,124,210       4,683,267       8,003,638
Contract owners' equity at
  beginning of period         108,537,528               0      50,124,210               0       8,003,638               0
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $  90,311,350   $ 108,537,528   $  36,179,674   $  50,124,210   $  12,686,905   $   8,003,638
                            =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                            ---------------------------------------------------------------------------------------------
                              TOTAL STOCK MARKET INDEX(3)           500 INDEX(3)                  MID CAP INDEX(3)
                            -----------------------------   -----------------------------   -----------------------------
                                YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                            -----------------------------   -----------------------------   -----------------------------
                                 2001            2000           2001            2000            2001            2000
                            -------------   -------------   -------------   -------------   -------------   -------------
Income:
  Dividends                 $     201,791   $     116,012   $   1,169,265   $     132,092   $     234,678   $     262,152

Expenses:
  Mortality and expense
    risk and administrative
    charges                       270,413          54,891       1,564,727         300,294         391,981          69,776
                            -------------   -------------   -------------   -------------   -------------   -------------

Net investment income
  (loss)                          (68,622)         61,121        (395,462)       (168,202)       (157,303)        192,376

Net realized gain (loss)       (1,438,676)        (41,794)     (7,725,632)       (190,043)     (1,645,809)       (209,438)
Unrealized appreciation
  (depreciation) during
  the period                     (651,864)     (1,091,739)     (5,248,394)     (5,263,273)        672,275        (176,718)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                   (2,159,162)     (1,072,412)    (13,369,488)     (5,621,518)     (1,130,837)       (193,780)

Changes from principal
  transactions:
    Purchase payments           6,128,531       4,102,618      50,888,607      33,971,178      11,259,601       5,797,626
    Transfers between
      sub-accounts and
      the Company               9,430,012       9,553,681      59,546,373      35,860,190      15,499,075       8,264,638
    Withdrawals                  (601,438)        (78,976)     (6,010,446)       (998,846)     (1,678,453)       (199,986)
    Annual contract fee           (10,893)           (889)       (114,413)         (4,295)        (16,817)           (746)
                            -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in
    contract owners'
    equity from
    principal transactions     14,946,212      13,576,434     104,310,121      68,828,227      25,063,406      13,861,532
                            -------------   -------------   -------------   -------------   -------------   -------------

Total increase (decrease)
  in contract owners'
  equity                       12,787,050      12,504,022      90,940,633      63,206,709      23,932,569      13,667,752
Contract owners' equity
  at beginning of period       12,504,022               0      63,206,709               0      13,667,752               0
                            -------------   -------------   -------------   -------------   -------------   -------------

Contract owners' equity
  at end of period          $  25,291,072   $  12,504,022   $ 154,147,342   $  63,206,709   $  37,600,321   $  13,667,752
                            =============   =============   =============   =============   =============   =============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                  SUB-ACCOUNT
                             ---------------------------------------------------------------------------------
                                  SMALL CAP INDEX(3)          CAPITAL APPRECIATION(4)    TELECOMMUNICATIONS(5)
                             ---------------------------------------------------------------------------------
                                                                                             YEAR ENDED
                                YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31       DECEMBER 31
                             ----------------------------    ----------------------------    ------------
                                 2001            2000            2001            2000            2001
                             ------------    ------------    ------------    ------------    ------------
Income:
   Dividends                 $    379,293    $    189,839    $          0    $          0    $          0

Expenses:
  Mortality and expense
    risk and administrative
    charges                       220,964          30,485         205,687           1,555          36,061
                             ------------    ------------    ------------    ------------    ------------

Net investment income
  (loss)                          158,329         159,354        (205,687)         (1,555)        (36,061)

Net realized gain (loss)       (1,335,416)        (30,281)     (1,423,346)         23,692        (781,106)
Unrealized appreciation
  (depreciation) during
  the period                    1,018,358        (430,652)       (338,212)        (23,367)       (278,889)
                             ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                     (158,729)       (301,579)     (1,967,245)         (1,230)     (1,096,056)

Changes from principal
  transactions:
    Purchase payments           7,663,722       3,383,862      11,880,721         478,603       3,680,658
    Transfers between
      sub-accounts and
      the Company              13,169,926       2,615,737      16,855,747         385,039       5,509,990
    Withdrawals                  (807,211)        (79,135)       (608,434)         (4,391)        (68,733)
    Annual contract fee           (11,374)           (558)        (10,738)            (20)         (2,053)
                             ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
  contract owners'
  equity from
  principal transactions       20,015,063       5,919,906      28,117,296         859,231       9,119,862
                             ------------    ------------    ------------    ------------    ------------

Total increase (decrease)
  in contract owners'
  equity                       19,856,334       5,618,327      26,150,051         858,001       8,023,806
Contract owners' equity
  at beginning of period        5,618,327               0         858,001               0               0
                             ------------    ------------    ------------    ------------    ------------

Contract owners' equity
  at end of period           $ 25,474,661    $  5,618,327    $ 27,008,052    $    858,001    $  8,023,806
                             ============    ============    ============    ============    ============


(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

(4) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.

(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                      --------------------------------------------------------------------------------
                                        HEALTH SCIENCES(5)           MID CAP GROWTH(5)        MID CAP OPPORTUNITIES(5)
                                      ----------------------       ----------------------     ------------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------       ----------------------     ------------------------
Income:
   Dividends                               $          0             $          0             $          0

Expenses:
    Mortality and expense
      risk and administrative
      charges                                   200,609                   98,603                   53,233
                                           ------------             ------------             ------------
Net investment income
  (loss)                                       (200,609)                 (98,603)                 (53,233)

Net realized gain (loss)                       (138,860)                (630,156)                (254,283)
Unrealized appreciation
    (depreciation) during
    the period                                2,142,755                  555,958                  523,129
                                           ------------             ------------             ------------
Net increase (decrease) in
    contract owners'
    equity from operations                    1,803,286                 (172,801)                 215,613

Changes from principal
    transactions:
       Purchase payments                     17,463,800                7,685,785                5,904,385
       Transfers between
         sub-accounts and
         the Company                         26,030,010               16,885,836                7,055,377
       Withdrawals                             (748,338)                (322,252)                (151,770)
       Annual contract fee                      (10,649)                  (3,851)                  (5,078)
                                           ------------             ------------             ------------
Net increase (decrease) in
    contract owners' equity
    from principal transactions              42,734,823               24,245,518               12,802,914
                                           ------------             ------------             ------------

Total increase (decrease)
  in contract owners' equity                 44,538,109               24,072,717               13,018,527
Contract owners' equity at
  beginning of period                                 0                        0                        0
                                           ------------             ------------             ------------

Contract owners' equity at
  end of period                            $ 44,538,109             $ 24,072,717             $ 13,018,527
                                           ============             ============             ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                                      ------------------------------------------------------------------------------
                                       FINANCIAL SERVICES(5)      QUANTITATIVE MID CAP(5)       STRATEGIC GROWTH(5)
                                      ----------------------      -----------------------     ----------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------       ----------------------     ------------------------
Income:
   Dividends                             $      5,716                     $          0             $          0

Expenses:
    Mortality and expense
      risk and administrative
      charges                                 105,756                           19,893                  205,377
                                         ------------                     ------------             ------------
Net investment income
  (loss)                                     (100,040)                         (19,893)                (205,377)

Net realized gain (loss)                     (460,013)                        (122,156)              (1,054,394)
Unrealized appreciation
    (depreciation) during
    the period                                201,898                         (127,856)                 849,508
                                         ------------                     ------------             ------------
Net increase (decrease) in
    contract owners'
    equity from operations                   (358,155)                        (269,905)                (410,263)

Changes from principal
    transactions:
       Purchase payments                    9,549,130                        2,006,503               16,643,888
       Transfers between
         sub-accounts and
         the Company                       12,449,084                        2,660,137               29,309,482
       Withdrawals                           (334,311)                         (65,163)                (759,887)
       Annual contract fee                     (5,416)                            (540)                  (7,252)
                                         ------------                     ------------             ------------

Net increase (decrease) in
    contract owners'
    equity from
    principal transactions                 21,658,487                        4,600,937               45,186,231
                                         ------------                     ------------             ------------

Total increase (decrease)
  in contract owners' equity               21,300,332                        4,331,032               44,775,968
Contract owners' equity at
    beginning of period                             0                                0                        0
                                         ------------                     ------------             ------------

Contract owners' equity at
  end of period                          $ 21,300,332                     $  4,331,032             $ 44,775,968
                                         ============                     ============             ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                        SUB-ACCOUNT
                                      ------------------------------------------------------------------------------
                                         ALL CAP VALUE(5)         CAPITAL OPPORTUNITIES(5)         UTILITIES(5)
                                      ----------------------      -----------------------     ----------------------
                                      YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                               2001                         2001                       2001
                                      ----------------------      -----------------------     ----------------------
Income:
   Dividends                                     $3,235                         $0                      $74,285

Expenses:
    Mortality and expense
      risk and administrative
      charges                                    77,460                    126,332                       78,439
                                            -----------                -----------                  -----------

Net investment income
  (loss)                                        (74,225)                  (126,332)                      (4,154)

Net realized gain (loss)                       (376,923)                  (326,683)                    (408,611)
Unrealized appreciation
   (depreciation) during
   the period                                 1,041,557                    261,379                   (1,380,657)
                                            -----------                -----------                  -----------
Net increase (decrease) in
    contract owners'
    equity from operations                      590,409                   (191,636)                  (1,793,422)

Changes from principal
   transactions:
       Purchase payments                      7,315,671                 10,158,527                    7,387,415
       Transfers between
         sub-accounts and
         the Company                         11,168,995                 19,088,625                   10,155,443
       Withdrawals                             (458,504)                  (596,013)                    (301,483)
       Annual contract fee                       (4,275)                    (4,413)                      (4,077)
                                            -----------                -----------                  -----------
Net increase (decrease) in
    contract owners'
    equity from principal
    transactions                             18,021,887                 28,646,726                   17,237,298
                                            -----------                -----------                  -----------
Total increase (decrease)
   in contract owners' equity                18,612,296                 28,455,090                   15,443,876
Contract owners' equity at
    beginning of period                               0                          0                            0
                                            -----------                -----------                  -----------
Contract owners' equity at
  end of period                             $18,612,296                $28,455,090                  $15,443,876
                                            ===========                ===========                  ===========


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                       SUB-ACCOUNT
                                     -------------------------------------------------------------------------------------
                                        MID CAP VALUE(5)           FUNDAMENTAL VALUE(5)             BASIC VALUE FOCUS
                                     -------------------------------------------------------------------------------------
                                                                                                 YEAR ENDED DECEMBER 31
                                     YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31      ----------------------------
                                              2001                         2001                    2001           2000
                                     ----------------------       ----------------------      ------------    ------------
Income:
   Dividends                                $    156,761             $          0             $  2,451,975    $  3,311,277

Expenses:
    Mortality and expense
      risk and administrative
      charges                                    318,910                  408,375                  595,855         387,775
                                            ------------             ------------             ------------    ------------

Net investment income (loss)                    (162,149)                (408,375)               1,856,120       2,923,502

Net realized gain (loss)                        (213,679)                (387,131)                (290,683)        (14,850)
Unrealized appreciation
    (depreciation) during
    the period                                 3,247,693                1,297,817                 (555,137)        253,246
                                            ------------             ------------             ------------    ------------

Net increase (decrease) in
    contract owners'
    equity from operations                     2,871,865                  502,311                1,010,300       3,161,898

Changes from principal
    transactions:
       Purchase payments                      24,827,064               40,188,351                8,119,499       9,599,125
       Transfers between
         sub-accounts and
         the Company                          44,288,396               50,801,526                3,706,847       3,757,553
       Withdrawals                            (1,049,511)              (1,288,526)              (1,336,871)       (963,661)
       Annual contract fee                       (17,364)                 (16,426)                 (60,190)        (28,229)
                                            ------------             ------------             ------------    ------------

Net increase (decrease) in
    contract owners' equity from
    principal transactions                    68,048,585               89,684,925               10,429,285      12,364,788
                                            ------------             ------------             ------------    ------------

Total increase (decrease)
  in contract owners' equity                  70,920,450               90,187,236               11,439,585      15,526,686
Contract owners' equity at
    beginning of period                                0                        0               34,577,564      19,050,878
                                            ------------             ------------             ------------    ------------

Contract owners' equity at
  end of period                             $ 70,920,450             $ 90,187,236             $ 46,017,149    $ 34,577,564
                                            ============             ============             ============    ============


(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.


See accompanying notes.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                     SUB-ACCOUNT
                                -------------------------------------------------------------------------------------------------
                                                                  DEVELOPING CAPITAL
                                 SPECIAL VALUE FOCUS                 MARKETS FOCUS                          TOTAL
                                -------------------------------------------------------------------------------------------------
                                   YEAR ENDED DECEMBER 31        YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                ---------------------------    --------------------------    ------------------------------------
                                    2001            2000           2001           2000             2001                2000
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Income:
   Dividends                    $  1,398,925    $ 2,059,524    $    13,551    $    11,561    $    957,880,145    $  1,297,046,053

Expenses:
    Mortality and expense
      risk and administrative
      charges                        256,257        105,688         26,769         29,824         214,315,556         226,490,104
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Net investment income
  (loss)                           1,142,668      1,953,836        (13,218)       (18,263)        743,564,589       1,070,555,949

Net realized gain (loss)             450,958        145,791       (200,078)        66,317        (993,360,778)        483,611,857
Unrealized appreciation
  (depreciation) during
  the period                       3,149,620     (1,385,469)       195,328       (844,765)     (2,017,940,394)     (3,042,118,831)
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Net increase (decrease) in
  contract owners'
  equity from
  operations                       4,743,246        714,158        (17,968)      (796,711)     (2,267,736,583)     (1,487,951,025)

Changes from principal
    transactions:

       Purchase payments           6,516,475      3,345,046        142,273      1,087,706       2,327,092,092       3,283,966,017
       Transfers between
         sub-accounts and
         the Company               5,680,230      1,162,990       (579,039)       603,692         956,936,012       1,041,422,712
       Withdrawals                  (812,933)      (230,200)       (24,766)       (49,698)     (1,660,609,562)     (2,002,014,829)
       Annual contract fee           (21,558)        (6,170)        (4,155)        (1,599)        (11,770,693)         (6,730,699)
                                ------------    -----------    -----------    -----------    ----------------    ----------------
Net increase (decrease) in
    contract owners'
    equity from
    principal transactions        11,362,214      4,271,666       (465,687)     1,640,101       1,611,647,849       2,316,643,201
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Total increase (decrease)
  in contract owners' equity      16,105,460      4,985,824       (483,655)       843,390        (656,088,734)        828,692,176
Contract owners' equity at
    beginning of period            9,603,614      4,617,790      2,155,932      1,312,542      15,520,827,724      14,692,135,548
                                ------------    -----------    -----------    -----------    ----------------    ----------------

Contract owners' equity at
  end of period                 $ 25,709,074    $ 9,603,614    $ 1,672,277    $ 2,155,932    $ 14,864,738,990    $ 15,520,827,724
                                ============    ===========    ===========    ===========    ================    ================


See accompanying notes.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                         Notes to Financial Statements

                               December 31, 2001



1.  ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of North America (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in forty-seven sub-accounts of Manufacturers Investment Trust (the Trust) and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes fifty-two contracts, distinguished principally by the level of expenses and surrender charges. These fifty-two contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 30, 31 and 34 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 30, 31 and 34), Venture Vantage Annuity 20, 21, 22, 23, 25, 50,
51, 52, 53, 55, 56, 60, 61, 62, 63, 64, 65, 66, 70, 71, 72, 73, 74, 75, 76, 80,
81, 82, 83, 84, 85 and 86 (VTG20, 21, 22, 23, 25, 50, 51, 52, 53, 55, 56, 60,
61, 62, 63, 64, 65, 66, 70, 71, 72, 73, 74, 75, 76, 80, 81, 82, 83, 84, 85 and
86), Venture Vision Variable Annuity 5, 6, 25 and 26 (VIS 5, 6, 25 and 26) and Venture No-load Rollover Annuity (MRP).

The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is an indirect wholly-owned subsidiary of the Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On April 30, 2001, twelve new sub-accounts, All Cap Value Trust, Capital Opportunities Trust, Financial Services Trust, Fundamental Value Trust, Health Sciences Trust, Mid Cap Growth Trust, Mid Cap Opportunities Trust, Mid Cap Value Trust, Quantitative Mid Cap Trust, Strategic Growth Trust, Telecommunications Trust and Utilities Trust commenced operations.

On May 1, 2000, eight new sub-accounts, Tactical Allocation, Dynamic Growth Trust, Internet Technologies Trust, International Index Trust, Total Stock Market Index Trust, 500 Index Trust, Mid Cap Index Trust and Small Cap Index Trust commenced operations.

On November 1, 2000, 1 new sub-account, Capital Appreciation commenced operations.

On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities Trust through a vote of the Board of Directors.

On May 1, 2000, the Mid Cap Growth sub-account was renamed All Cap Growth through a vote of the Board of Directors.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



2.  SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



3.  AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by the Company and 10% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.  CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)   Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
       30, 31, 34, VENR 21, 23, 31, 41): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



4.  CONTRACT CHARGES (CONTINUED)

(iv) Current Contract Series (VIS 5, 6, 25, 26): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v) Current Contract Series (VTG20, 21, 22, 23, 25, 26): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi) Current Contract Series (VTG50, 51, 52, 53, 55, 56): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii) Current Contract Series (VTG10, 11, 12, 13, 15, 16): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(viii) Current Contract Series (VTG60, 61, 62, 63, 65, 66): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

(ix) Current Contract Series (VTG70, 71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(x) Current Contract Series (VTG80, 81, 82, 83, 85, 86): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(xi) Current Contract Series (MRP): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and .85% of the contract value, respectively. On June 1, 2000, deductions were reduced to an effective annual rate of 0.15% and 0.30% respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



4.  CONTRACT CHARGES (CONTINUED)

(xii)   Current Contract Series (VEN50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
        84, 90, 91, 92, 93): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xiii) Current Contract Series (TYP10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xiv) Current Contract Series (TYP60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, and an annual death benefit step rider, equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.

(xv) Current Contract Series (TYP70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, and a guaranteed earnings multiplier, equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xvi) Current Contract Series (TYP80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider, equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively.

(xvii) Current Contract Series (VSTG01, VSTI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 2001:

                                              PURCHASES              SALES
                                            --------------      --------------
Strategic Opportunities Portfolio           $  412,240,310      $  378,589,094
Investment Quality Bond Portfolio              160,356,316          94,053,067
Growth & Income Portfolio                      300,995,699         420,315,317
Blue Chip Growth Portfolio                     318,595,246         317,800,611
Money Market Portfolio                       2,864,084,937       2,493,710,565
Global Equity Portfolio                        274,419,967         272,366,583
Global Bond Portfolio                           47,097,431          69,777,058
U.S. Government Securities Portfolio           226,673,086         134,035,712
Diversified Bond Allocation Portfolio          139,127,754          86,237,344
Income & Value Portfolio                       164,771,784         146,900,555
Large Cap Growth Portfolio                     245,976,846         201,705,194
Equity-Income Portfolio                        394,875,532         206,324,138
Strategic Bond Portfolio                       107,185,279         115,919,387
Overseas Portfolio                             412,805,158         424,820,635
Growth Portfolio                               106,682,788         197,766,068
All Cap Growth Portfolio                       267,869,722         267,325,158
International Small Cap Portfolio              193,333,118         226,530,419
Pacific Rim Emerging Markets Portfolio         183,921,548         197,903,469
Science & Technology Portfolio                 247,605,556         244,098,884
Emerging Small Company Portfolio               120,534,654         108,317,125
Aggressive Growth Portfolio                    111,874,579         106,817,003
International Stock Portfolio                  171,042,620         165,146,685
Quantitative Equity Portfolio                  168,730,917         146,803,964
Value Portfolio                                219,161,009         103,047,088
Real Estate Securities Portfolio                71,363,063          46,893,587
Balanced Portfolio                              23,356,232          19,384,491
High Yield Portfolio                           147,263,856         112,870,154
Lifestyle Aggressive 1000 Portfolio             44,976,638          11,358,701

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                    PURCHASES            SALES
                                                ---------------      --------------
Lifestyle Growth 820 Portfolio                  $   192,448,966      $   41,263,327
Lifestyle Balanced 640 Portfolio                    199,138,035          48,274,912
Lifestyle Moderate 460 Portfolio                     66,073,342          24,346,744
Lifestyle Conservative 280 Portfolio                 53,302,049          22,664,105
Small Company Value Portfolio                       161,908,298          98,248,752
International Value Portfolio                        76,607,539          51,017,347
Small Company Blend Portfolio                        71,340,492          44,701,887
Total Return Portfolio                              301,619,200          83,411,623
U.S. Large Cap Value Portfolio                      142,509,161          60,065,575
Mid Cap Stock Portfolio                              68,864,570          27,147,144
Tactical Allocation Portfolio                        65,741,525          26,450,998
Dynamic Growth Portfolio                             84,328,982          47,091,507
Internet Technologies Portfolio                      27,585,827          15,395,485
International Index Portfolio                        27,900,148          20,773,756
Total Stock Market Index Portfolio                   20,515,099           5,637,509
500 Index Portfolio                                 138,025,501          34,110,842
Mid Cap Index Portfolio                              44,358,025          19,451,922
Small Cap Index Portfolio                            36,803,439          16,630,047
Capital Appreciation Portfolio                       42,387,980          14,476,371
Telecommunications Portfolio                         12,293,772           3,209,971
Health Sciences Portfolio                            54,893,028          12,358,814
Mid Cap Growth Portfolio                             30,408,161           6,261,246
Mid Cap Opportunities Portfolio                      15,962,069           3,212,388
Financial Services Portfolio                         30,537,656           8,979,209
Quantitative Mid Cap Portfolio                        5,563,848             982,804
Strategic Growth Portfolio                           51,194,755           6,213,901
All Cap Value Portfolio                              24,476,913           6,529,251
Capital Opportunities Portfolio                      30,301,854           1,781,460
Utilities Portfolio                                  19,067,749           1,834,605
Mid Cap Value Portfolio                              74,706,017           6,819,581
Fundamental Value Portfolio                          94,208,110           4,931,560
Basic Value Focus Portfolio                          17,263,051           4,977,646
Special Value Focus Portfolio                        15,933,516           3,428,634
Developing Capital Markets Focus Portfolio              335,931             814,836
                                                ---------------      --------------

 Total                                          $10,445,526,253      $8,090,313,815
                                                ===============      ==============

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION

A summary of the accumulation unit values at December 31, 2001 and December 31, 2000 and the accumulation units and dollar values outstanding at December 31, 2001 are as follows:

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Strategic
 Opportunities
 Sub-Account:                                                                       0.45% to 1.90%    15.08%
 Venture 1.30% Fee
  Contracts               $60.037547    $50.221375         9,683    $    486,316                                 (0.16%)
 Venture 1.40% Fee
  Contracts                36.392717     30.409247    24,237,416     737,041,574                                 (0.16%)
 Venture Vision
  Contracts                26.586905     22.159728     2,192,082      48,575,930                                 (0.17%)
 Venture Vantage 1.55%
  Fee Contracts            15.588834     13.006127     6,742,185      87,689,715                                 (0.17%)
 Venture Vantage 1.75%
  Fee Contracts            11.972462      9.968780     1,164,679      11,610,427                                 (0.17%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.885051       907,414       8,969,826                                 (0.21%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.866815       529,537       5,224,845                                 (0.21%)
 Venture III 1.70% Fee
  Contracts(2)                           10.894550        50,797         553,411                                 (0.13%)
 Venture III 1.85% Fee
  Contracts(2)                           10.887723         5,079          55,304                                 (0.13%)
 Venture III 1.90% Fee
  Contracts(2)                           10.885446        22,580         245,794                                 (0.13%)
 Venture Strategy &
  Rollover Contracts       14.242740     12.015572         1,853          22,262                                 (0.16%)
                                                      35,863,305     900,475,404

Investment Quality Bond
 Sub-Account:                                                                       0.45% to 1.90%     5.88%
 Venture 1.30% Fee
  Contracts                23.817687     25.233827         1,399          35,295                                  5.95%
 Venture 1.40% Fee
  Contracts                20.541376     21.739025     8,339,346     181,289,246                                  5.83%
 Venture Vision Contracts  13.826642     14.596065     1,559,789      22,766,786                                  5.56%
 Venture Vantage 1.55%
  Fee Contracts            14.422789     15.240703     3,597,494      54,828,342                                  5.67%
 Venture Vantage 1.75%
  Fee Contracts            13.054821     13.767444       422,241       5,813,184                                  5.46%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.097442       572,837       7,502,697                                  4.78%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.073356       480,845       6,286,246                                  4.59%
 Venture III 1.70% Fee
  Contracts(2)                           12.549501        80,574       1,011,163                                  0.40%
 Venture III 1.85% Fee
  Contracts(2)                           12.541663        11,755         147,424                                  0.33%
 Venture III 1.90% Fee
  Contracts(2)                           12.539051        70,365         882,306                                  0.31%
 Venture Strategy &
  Rollover Contracts       14.027435     14.987723           755          11,312                                  6.85%
                                                      15,137,400     280,574,001

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                            2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Growth & Income
  Sub-Account:                                                                      0.45% to 1.90%     5.54%
 Venture 1.40% Fee
  Contracts               $35.404552    $30.971701    46,744,749  $1,447,764,393                                (12.52%)
 Venture Vision
  Contracts                27.835602     24.289203     5,914,200     143,651,197                                (12.74%)
 Venture Vantage 1.55%
  Fee Contracts            16.924924     14.783474    20,778,497     307,178,367                                (12.65%)
 Venture Vantage 1.75%
  Fee Contracts            11.658205     10.162651     3,494,883      35,517,272                                (12.83%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.702774     2,317,557      24,804,298                                (14.38%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.683054     1,258,235      13,441,797                                (14.54%)
 Venture III 1.70% Fee
  Contracts(2)                           11.913393       203,825       2,428,244                                 (4.69%)
 Venture III 1.85% Fee
  Contracts(2)                           11.905935        18,024         214,598                                 (4.75%)
 Venture III 1.90% Fee
  Contracts(2)                           11.903453       130,404       1,552,261                                 (4.77%)
 Venture Strategy &
  Rollover Contracts       15.124927     13.358356        13,506         180,413                                (11.68%)
                                                      --------------------------
                                                      80,873,880   1,976,732,840

Blue Chip Growth
  Sub-Account:                                                                      0.45% to 1.90%     7.66%
 Venture 1.40% Fee
  Contracts                24.518135     20.643428    40,432,968     834,675,066                                (15.80%)
 Venture Vision Contracts  25.365287     21.302974     3,932,537      83,774,725                                (16.02%)
 Venture Vantage 1.55%
  Fee Contracts             18.27937     15.367363    15,320,446     235,434,858                                (15.93%)
 Venture Vantage 1.75%
  Fee Contracts            11.549188      9.689796     2,890,053      28,004,033                                (16.10%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.343004     2,037,110      21,069,836                                (17.26%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.323946       979,633      10,113,670                                (17.41%)
 Venture III 1.70% Fee
  Contracts(2)                           12.143192       111,401       1,352,767                                 (2.85%)
 Venture III 1.85% Fee
  Contracts(2)                           12.135598        12,861         156,077                                 (2.92%)
 Venture III 1.90% Fee
  Contracts(2)                           12.133063        69,505         843,310                                 (2.94%)
 Venture Strategy &
  Rollover Contracts        16.13729     13.717702         9,558         131,107                                (14.99%)
                                                      --------------------------
                                                      65,796,072   1,215,555,449

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                             2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Money Market Sub-Account:                                                           0.45% to 1.90%     3.37%
 Venture 1.30% Fee
  Contracts               $18.654229    $19.073731         4,054    $     77,329                                  2.25%
 Venture 1.40% Fee
  Contracts                17.010114     17.373703    30,646,500     532,443,186                                  2.14%
 Venture Vision Contracts  12.657686     12.895798     9,296,391     119,884,385                                  1.88%
 Venture Vantage 1.55%
  Fee Contracts            14.090782     14.370287    15,483,886     222,507,896                                  1.98%
 Venture Vantage 1.75%
  Fee Contracts            12.724933     12.951278     2,303,283      29,830,460                                  1.78%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.703000     3,878,691      49,271,015                                  1.62%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.679643     2,126,685      26,965,612                                  1.44%
 Venture III 1.70% Fee
  Contracts(2)                           12.533918       964,734      12,091,892                                  0.27%
 Venture III 1.85% Fee
  Contracts(2)                           12.526094        27,939         349,968                                  0.21%
 Venture III 1.90% Fee
  Contracts(2)                           12.523480       551,853       6,911,122                                  0.19%
 Venture Strategy &
  Rollover Contracts       14.026504     14.463814        54,928         794,470                                  3.12%
                                                      --------------------------
                                                      65,338,944   1,001,127,335

Global Equity Sub-Account:                                                          0.45% to 1.90%    17.22%
 Venture 1.40% Fee
  Contracts                27.253960     22.548612    16,146,846     364,088,967                                (17.26%)
 Venture Vision Contracts  21.049744     17.371743     1,956,124      33,981,275                                (17.47%)
 Venture Vantage 1.55%
  Fee Contracts            15.723185     12.988963     2,616,203      33,981,758                                (17.39%)
 Venture Vantage 1.75%
  Fee Contracts            13.554144     11.174588       250,776       2,802,313                                (17.56%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       10.523033       348,120       3,663,283                                (15.82%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       10.503647       250,397       2,630,081                                (15.97%)
 Venture III 1.70%
  Fee Contracts(2)                       11.362716        20,969         238,262                                 (9.10%)
 Venture III 1.85%
  Fee Contracts(2)                       11.355598         6,918          78,561                                 (9.16%)
 Venture III 1.90%
  Fee Contracts(2)                       11.353229        14,279         162,118                                 (9.17%)
 Venture Strategy &
  Rollover Contracts       13.953918     11.655792           749           8,729                                (16.47%)
                                                      --------------------------
                                                      21,611,381     441,635,347

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                          2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Global Bond Sub-Account:                                                            0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $19.685989    $19.512793     3,519,891     $68,682,913                                (0.88%)
 Venture Vision Contracts  13.602454     13.448939       509,331       6,849,956                                (1.13%)
 Venture Vantage 1.55%
  Fee Contracts            12.526713     12.397792       618,249       7,664,920                                (1.03%)
 Venture Vantage 1.75%
  Fee Contracts            12.871966     12.713906        69,624         885,192                                (1.23%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.469302        88,571       1,104,414                                (0.25%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.446362        59,230         737,201                                (0.43%)
 Venture III 1.70%
  Fee Contracts(2)                       12.665620        10,130         128,306                                 1.32%
 Venture III 1.90%
  Fee Contracts(2)                       12.655085         4,688          59,326                                 1.24%
 Venture Strategy &
  Rollover Contracts       12.212091     12.220839           420           5,138                                 0.07%
                                                       -------------------------
                                                       4,880,134      86,117,366

U.S. Government
  Securities                                                                        0.45% to 1.90%     5.35%
  Sub-Account:
 Venture 1.40% Fee
  Contracts                19.993612     21.100300     8,993,854     189,773,022                                 5.54%
 Venture Vision Contracts  13.913787     14.647092     1,754,264      25,694,863                                 5.27%
 Venture Vantage 1.55%
   Fee Contracts           14.641155     15.428294     3,929,959      60,632,563                                 5.38%
 Venture Vantage 1.75%
  Fee Contracts            13.197644     13.879256       444,322       6,166,860                                 5.16%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.106028       717,662       9,405,699                                 4.85%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.081938       573,571       7,503,420                                 4.66%
 Venture III 1.70% Fee
  Contracts(2)                           12.689331       170,252       2,160,383                                 1.51%
 Venture III 1.85% Fee
  Contracts(2)                           12.681412        10,938         138,711                                 1.45%
 Venture III 1.90% Fee
  Contracts(2)                           12.678773        78,307         992,835                                 1.43%
 Venture Strategy &
  Rollover Contracts       14.321813     15.259551           539           8,229                                 6.55%
                                                      --------------------------
                                                      16,673,668     302,476,585

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Diversified Bond
  Sub-Account:                                                                      0.45% to 1.90%     5.31%
 Venture 1.40% Fee        $19.585192    $20.680033     6,910,278    $142,904,771                                 5.59%
  Contracts
 Venture Vision Contracts  15.765628     16.605167       913,817      15,174,086                                 5.33%
 Venture Vantage 1.55%
  Fee Contracts            14.989755     15.803857     2,281,337      36,053,916                                 5.43%
 Venture Vantage 1.75%
  Fee Contracts            13.190998     13.879479       244,136       3,388,478                                 5.22%
 Venture Vantage 1.60%
  Fee Contracts(1)                       13.053022       511,480       6,676,367                                 4.42%
 Venture Vantage 1.80%
  Fee Contracts(1)                       13.029001       407,305       5,306,776                                 4.23%
 Venture III 1.70% Fee
  Contracts(2)                           12.675169        62,586         793,288                                 1.40%
 Venture III 1.85% Fee
  Contracts(2)                           12.667251         4,622          58,543                                 1.34%
 Venture III 1.90% Fee
  Contracts(2)                           12.664622        34,146         432,445                                 1.32%
 Venture Strategy &
  Rollover Contracts       14.387750     15.337803           729          11,185                                 6.60%
                                                      --------------------------
                                                      11,370,436     210,799,855

Income & Value
  Sub-Account:                                                                      0.45% to 1.90%     4.85%
 Venture 1.40% Fee
  Contracts                23.004542     22.905535    17,542,582     401,822,226                                (0.43)%
 Venture Vision Contracts  18.566934     18.440571     1,711,883      31,568,105                                (0.68)%
 Venture Vantage 1.55%
  Fee Contracts            15.921242     15.828793     2,843,771      45,013,469                                (0.58)%
 Venture Vantage 1.75%
  Fee Contracts            12.710793     12.611582       486,760       6,138,809                                (0.78)%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.039038       576,573       6,941,383                                (3.69)%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.016868       264,001       3,172,473                                (3.87)%
 Venture III 1.70% Fee
  Contracts(2)                           12.290367        88,027       1,081,885                                (1.68)%
 Venture III 1.85% Fee
  Contracts(2)                           12.282680         2,267          27,842                                (1.74)%
 Venture III 1.90% Fee
  Contracts(2)                           12.280120        47,904         588,263                                (1.76)%
 Venture Strategy &
  Rollover Contracts       14.788189     14.865986         1,249          18,566                                 0.53%
                                                      --------------------------
                                                      23,565,017     496,373,021

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Large Cap Growth
  Sub-Account:                                                                      0.45% to 1.90%     4.19%
 Venture 1.40% Fee
  Contracts               $24.071737    $19.506566    14,153,827    $276,092,557                                (18.96%)
 Venture Vision Contracts  19.733542     15.950869     1,281,707      20,444,339                                (19.17%)
 Venture Vantage 1.55%
  Fee Contracts            15.400808     12.461213     6,592,900      82,155,526                                (19.09%)
 Venture Vantage 1.75%
  Fee Contracts            10.924721      8.821694     1,545,756      13,636,186                                (19.25%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.925531     1,109,881      11,016,158                                (20.60%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.907230       579,502       5,741,261                                (20.74%)
 Venture III 1.70% Fee
  Contracts(2)                           11.439961        96,237       1,100,952                                 (8.48%)
 Venture III 1.85% Fee
  Contracts(2)                           11.432796        10,330         118,100                                 (8.54%)
 Venture III 1.90% Fee
  Contracts(2)                           11.430412        40,103         458,395                                 (8.56%)
 Venture Strategy &
  Rollover Contracts       14.028600     11.477445           163           1,852                                (18.19%)
                                                      --------------------------
                                                      25,410,406     410,765,326

Equity-Income
  Sub-Account:                                                                      0.45% to 1.90%    10.57%
 Venture 1.40% Fee
  Contracts                25.057453     25.025958    24,570,458     614,899,243                                 (0.13%)
 Venture Vision Contracts  23.507739     23.419227     2,933,697      68,704,905                                 (0.38%)
 Venture Vantage 1.55%
  Fee Contracts            16.140990     16.096393     7,855,731     126,448,941                                 (0.28%)
 Venture Vantage 1.75%
  Fee Contracts            14.266438     14.198434     1,146,437      16,277,613                                 (0.48%)
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.453924     1,588,991      19,789,168                                 (0.37%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.431003       887,859      11,036,983                                 (0.55%)
 Venture III 1.70% Fee
  Contracts(2)                           12.146730       195,153       2,370,476                                 (2.83%)
 Venture III 1.85% Fee
  Contracts(2)                           12.139130        30,635         371,885                                 (2.89%)
 Venture III 1.90% Fee
  Contracts(2)                           12.136595        72,763         883,093                                 (2.91%)
 Venture Strategy &
  Rollover Contracts       14.327119     14.446503        25,366         366,456                                  0.83%
                                                      --------------------------
                                                      39,307,090     861,148,763

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Strategic Bond
  Sub-Account:                                                                      0.45% to 1.90%     7.64%
 Venture 1.40% Fee
  Contracts               $15.463354    $16.199150     8,825,115    $142,959,361                                  4.76%
 Venture Vision
  Contracts                15.128283     15.808358     1,166,466      18,439,908                                  4.50%
 Venture Vantage 1.55%
  Fee Contracts            13.581019     14.205813     2,143,934      30,456,322                                  4.60%
 Venture Vantage 1.75%
  Fee Contracts            12.905776     13.472399       274,594       3,699,445                                  4.39%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.991163       215,649       2,801,534                                  3.93%
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.967269       246,561       3,197,222                                  3.74%
 Venture III 1.70% Fee
  Contracts(2)                           12.647340        34,820         440,380                                  1.18%
 Venture III 1.85% Fee
  Contracts(2)                           12.639442         2,341          29,589                                  1.12%
 Venture III 1.90% Fee
  Contracts(2)                           12.636812         7,332          92,653                                  1.09%
 Venture Strategy &
  Rollover Contracts       13.262545     14.026945             7              92                                  5.76%
                                                      --------------------------
                                                      12,916,819     202,116,506

Overseas Sub-Account:                                                               0.45% to 1.90%     9.39%
 Venture 1.40% Fee
  Contracts                13.661286     10.628366    16,528,653     175,672,569                                (22.20%)
 Venture Vision Contracts  13.458771     10.444462     1,731,799      18,087,705                                (22.40%)
 Venture Vantage 1.55%
  Fee Contracts            13.768330     10.695465     4,020,779      43,004,106                                (22.32%)
 Venture Vantage 1.75%
  Fee Contracts            11.222510      8.700270       638,558       5,555,624                                (22.47%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.694096       354,115       3,432,823                                (22.45%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.676220       168,275       1,628,260                                (22.59%)
 Venture III 1.70% Fee
  Contracts(2)                           11.387239        25,684         292,474                                 (8.90%)
 Venture III 1.90% Fee
  Contracts(2)                           11.377732         6,459          73,486                                 (8.98%)
 Venture Strategy &
  Rollover Contracts       13.181065     10.353401             8              78                                (21.45%)
                                                      --------------------------
                                                      23,474,330     247,747,125

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Growth Sub-Account:                                                                 0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $20.120816    $15.600316    14,698,196    $229,296,507                                (22.47%)
 Venture Vision Contracts  19.897782     15.388542     1,313,052      20,205,950                                (22.66%)
 Venture Vantage 1.55%
  Fee Contracts            14.469646     11.201832     6,084,755      68,160,402                                (22.58%)
 Venture Vantage 1.75%
  Fee Contracts             9.089389      7.022468       988,489       6,941,635                                (22.74%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.163627       380,246       3,484,435                                (26.69%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.146718       328,103       3,001,065                                (26.83%)
 Venture III 1.70% Fee
  Contracts(2)                           11.706670         8,825         103,316                                 (6.35%)
 Venture III 1.90% Fee
  Contracts(2)                           11.696894         3,148          36,820                                 (6.42%)
 Venture Strategy &
  Rollover Contracts       13.403429     10.492183         5,774          60,585                                (21.72%)
                                                      --------------------------
                                                      23,810,588     331,290,715

All Cap Growth
  Sub-Account:                                                                      0.45% to 1.90%     6.09%
 Venture 1.40% Fee
  Contracts                23.852189     17.927398    20,256,874     363,153,049                                (24.84%)
 Venture Vision Contracts  23.566248     17.667879     1,893,240      33,449,529                                (25.03%)
 Venture Vantage 1.55%     19.211930     14.417921     7,133,799     102,854,549                                (24.95%)
  Fee Contracts
 Venture Vantage 1.75%
  Fee Contracts            10.349704      7.751463     2,084,763      16,159,963                                (25.10%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        8.857071     1,006,732       8,916,704                                (29.14%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        8.840730       782,842       6,920,892                                (29.27%)
 Venture III 1.70% Fee
  Contracts(2)                           11.653136        33,482         390,165                                 (6.77%)
 Venture III 1.85% Fee
  Contracts(2)                           11.645841         8,255          96,140                                 (6.83%)
 Venture III 1.90% Fee
  Contracts(2)                           11.643403        27,423         319,297                                 (6.85%)
 Venture Strategy &
  Rollover Contracts       17.657078     13.398914         5,533          74,135                                (24.12%)
                                                      --------------------------
                                                      33,232,943     532,334,423

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
International Small Cap
  Sub-Account:                                                                      0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $18.844170    $12.802022     6,932,712     $88,752,727                                (32.06%)
 Venture Vision Contracts  18.618300     12.616712       553,997       6,989,615                                (32.23%)
 Venture Vantage 1.55%
  Fee Contracts            16.566096     11.237365     1,890,669      21,246,141                                (32.17%)
 Venture Vantage 1.75%
  Fee Contracts            10.030446      6.790288       319,523       2,169,650                                (32.30%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        8.693187       105,148         914,070                                (30.45%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        8.677144       129,049       1,119,778                                (30.58%)
 Venture III 1.70% Fee
  Contracts(2)                           11.687448         3,155          36,870                                 (6.50%)
 Venture III 1.85% Fee
  Contracts(2)                           11.680121         1,921          22,434                                 (6.56%)
 Venture III 1.90% Fee
  Contracts(2)                           11.677685        11,321         132,202                                 (6.58%)
 Venture Strategy &
  Rollover Contracts       15.728111     10.787968         6,083          65,620                                (31.41%)
                                                      --------------------------
                                                       9,953,578     121,449,107

Pacific Rim Emerging
  Markets Sub-Account:                                                              1.40% to 1.90%     0.41%
 Venture 1.40% Fee
  Contracts                 9.217819      7.400679     3,357,589      24,848,441                                (19.71%)
 Venture Vision Contracts   9.126236      7.308701       385,545       2,817,833                                (19.92%)
 Venture Vantage 1.55%
  Fee Contracts             8.924717      7.154529     1,204,952       8,620,867                                (19.83%)
 Venture Vantage 1.75%
  Fee Contracts            10.941915      8.753934        77,788         680,955                                (20.00%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.980535        21,132         210,915                                (20.16%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.962106         5,232          52,129                                (20.30%)
 Venture III 1.70% Fee
  Contracts(2)                           11.824607         1,035          12,240                                 (5.40%)
 Venture III 1.90% Fee
  Contracts(2)                           11.814713           912          10,771                                 (5.48%)
                                                      --------------------------
                                                       5,054,185      37,254,151

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                               2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Science & Technology
  Sub-Account:                                                                      0.45% to 1.90%     5.53%
 Venture 1.40% Fee
  Contracts               $24.672266    $14.291433    25,291,584    $361,452,980                                (42.07%)
 Venture Vision Contracts  24.427405     14.113845     2,359,252      33,298,116                                (42.22%)
 Venture Vantage 1.55%
  Fee Contracts            19.767418     11.432929    10,971,012     125,430,796                                (42.16%)
 Venture Vantage 1.75%
  Fee Contracts             8.857329      5.112469     2,841,498      14,527,068                                (42.28%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        6.396444     1,494,462       9,559,238                                (48.83%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        6.384603       856,271       5,466,952                                (48.92%)
 Venture III 1.70% Fee
  Contracts(2)                           10.313402        86,179         888,799                                (17.49%)
 Venture III 1.85% Fee
  Contracts(2)                           10.306931         1,628          16,776                                (17.54%)
 Venture III 1.90% Fee
  Contracts(2)                           10.304778        55,036         567,136                                (17.56%)
 Venture Strategy &
  Rollover Contracts       20.064987     11.734960         7,859          92,226                                (41.52%)
                                                      --------------------------
                                                      43,964,781     551,300,087

Emerging Small Company
  Sub-Account:                                                                      0.45% to 1.90%     3.94%
 Venture 1.40% Fee
  Contracts                23.225958     17.806889     6,990,942     124,486,930                                (23.33%)
 Venture Vision Contracts  22.995348     17.585667       630,775      11,092,607                                (23.53%)
 Venture Vantage 1.55%
  Fee Contracts            20.764734     15.895834     2,777,117      44,144,589                                (23.45%)
 Venture Vantage 1.75%
  Fee Contracts            10.932942      8.352524       741,901       6,196,748                                (23.60%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.086879       512,535       4,657,337                                (27.30%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.070108       262,188       2,378,068                                (27.44%)
 Venture III 1.70% Fee
  Contracts(2)                           12.118671        35,417         429,210                                 (3.05%)
 Venture III 1.85% Fee
  Contracts(2)                           12.111098         4,641          56,208                                 (3.11%)
 Venture III 1.90% Fee
  Contracts(2)                           12.108565        25,841         312,900                                 (3.13%)
 Venture Strategy &
  Rollover Contracts       18.484616     14.308293         5,431          77,713                                (22.59%)
                                                      --------------------------
                                                      11,986,788     193,832,310

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------     --------------------------------------------------------------------------------
                                                                                                     INVESTMENT   TOTAL
                            UNIT           UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE          VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------     ----------    ----------    ------------    --------------  ----------  --------
Aggressive Growth
  Sub-Account:                                                                      0.45% to 1.90%     0.00%
 Venture 1.40% Fee
  Contracts               $16.889157     $12.326027    12,455,239    $153,523,614                                (27.02%)
 Venture Vision Contracts  16.721411      12.172856     1,005,806      12,243,526                                (27.20%)
 Venture Vantage 1.55%
  Fee Contracts            15.815609      11.525066     5,299,733      61,079,768                                (27.13%)
 Venture Vantage 1.75%
  Fee Contracts            11.182499       8.132426     1,223,781       9,952,311                                (27.28%)
 Venture Vantage 1.60%
  Fee Contracts(1)                         9.020870       798,748       7,205,401                                (27.83%)
 Venture Vantage 1.80%
  Fee Contracts(1)                         9.004226       383,970       3,457,347                                (27.97%)
 Venture III 1.70% Fee
  Contracts(2)                            11.131670        49,959         556,122                                (10.95%)
 Venture III 1.85% Fee
  Contracts(2)                            11.124693         4,291          47,735                                (11.00%)
 Venture III 1.90% Fee
  Contracts(2)                            11.122368        29,592         329,130                                (11.02%)
 Venture Strategy &
  Rollover Contracts       16.207424      11.942407        11,256         134,425                                (26.32%)
                                                       --------------------------
                                                       21,262,375     248,529,379

International Stock
  Sub-Account:                                                                      0.45% to 1.90%     4.65%
 Venture 1.40% Fee
  Contracts                15.087850      11.672280     5,957,226      69,534,415                                (22.64%)
 Venture Vision Contracts  14.938063      11.527320       719,284       8,291,413                                (22.83%)
 Venture Vantage 1.55%
  Fee Contracts            13.470191      10.405088     2,312,028      24,056,851                                (22.75%)
 Venture Vantage 1.75%
  Fee Contracts            11.202883       8.636273       236,635       2,043,652                                (22.91%)
 Venture Vantage 1.60%
  Fee Contracts(1)                         9.671494       249,765       2,415,597                                (22.63%)
 Venture Vantage 1.80%
  Fee Contracts(1)                         9.653655       213,338       2,059,497                                (22.77%)
 Venture III 1.70% Fee
  Contracts(2)                            11.635074        31,891         371,052                                 (6.92%)
 Venture III 1.85% Fee
  Contracts(2)                            11.627790         6,137          71,360                                 (6.98%)
 Venture III 1.90% Fee
  Contracts(2)                            11.625360        27,818         323,389                                 (7.00%)
 Venture Strategy &
  Rollover Contracts       13.475212      10.525001           264           2,775                                (21.89%)
                                                       --------------------------
                                                        9,754,386     109,170,001


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             2000                                           2001
                          ----------    --------------------------------------------------------------------------------
                                                                                                    INVESTMENT   TOTAL
                            UNIT          UNIT                                         EXPENSE        INCOME     RETURN
                            VALUE         VALUE         UNITS         DOLLARS           RATIO*        RATIO**   RATIO***
                          ----------    ----------    ----------    ------------    --------------  ----------  --------
Quantitative Equity                                                                 0.45% to 1.90%    15.40%
  Sub-Account:
 Venture 1.40% Fee
  Contracts               $25.371611    $19.274831     8,261,590    $159,240,759                                (24.03%)
 Venture Vision Contracts  25.119884     19.035553     1,149,891      21,888,814                                (24.22%)
 Venture Vantage 1.55%
  Fee Contracts            19.714449     14.954450     3,290,549      49,208,353                                (24.14%)
 Venture Vantage 1.75%
  Fee Contracts            12.092105      9.154017       720,103       6,591,834                                (24.30%)
 Venture Vantage 1.60%
  Fee Contracts(1)                        9.257381       659,075       6,101,309                                (25.94%)
 Venture Vantage 1.80%
  Fee Contracts(1)                        9.240305       350,722       3,240,779                                (26.08%)
 Venture III 1.70% Fee
  Contracts(2)                           11.206237        29,209         327,326                                (10.35%)
 Venture III 1.85% Fee
  Contracts(2)                           11.199216         3,427          38,383                                (10.41%)
 Venture III 1.90% Fee
  Contracts(2)                           11.196875        34,080         381,588                                (10.42%)
 Venture Strategy &
  Rollover Contracts       17.915408     13.741313         4,632          63,645                                (23.30%)
                                                      --------------------------
                                                      14,503,278     247,082,790

Value Sub-Account:                                                                  0.45% to 1.90%     2.83%
 Venture 1.40% Fee
  Contracts               17.1823400     17.521564     9,378,964     164,334,111                                  1.97%
 Venture Vision Contracts 17.0118280     17.304087     1,159,966      20,072,152                                  1.72%
 Venture Vantage 1.55%
  Fee Contracts           14.1275020     14.384678     4,020,484      57,833,366                                  1.82%
 Venture Vantage 1.75%
  Fee Contracts           15.5527530     15.804033       543,780       8,593,911                                  1.62%
 Venture Vantage 1.60%
  Fee Contracts(1)                       12.262228       808,086       9,908,942                                 (1.90%)
 Venture Vantage 1.80%
  Fee Contracts(1)                       12.239648       365,986       4,479,540                                 (2.08%)
 Venture III 1.70%
  Fee Contracts(2)                       11.954290        58,639         700,987                                 (4.37%)
 Venture III 1.85% Fee
  Contracts(2)                           11.946808        10,102         120,685                                 (4.43%)
 Venture III 1.90% Fee
  Contracts(2)                           11.944310        90,953       1,086,370                                 (4.45%)
 Venture Strategy &
  Rollover Contracts      13.3519900     13.746382         1,632          22,432                                  2.95%
                                                      --------------------------
                                                      16,438,592     267,152,496

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)



6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               2000                                              2001
                            ----------      ------------------------------------------------------------------------------------
                                                                                                            INVESTMENT   TOTAL
                               UNIT            UNIT                                            EXPENSE        INCOME    RETURN
                               VALUE           VALUE           UNITS          DOLLARS           RATIO*        RATIO**   RATIO***
                            ----------      ----------       ---------      -----------    --------------   ----------  --------
Real Estate Securities
  Sub-Account:                                                                             0.45% to 1.90%      2.74%
 Venture 1.40% Fee
  Contracts                 $13.852028      $14.088482       3,120,893      $43,968,646                                  1.71%
 Venture Vision
  Contracts                  13.714476       13.913544         451,753        6,285,481                                  1.45%
 Venture Vantage 1.55%
  Fee Contracts              12.511528       12.705913       1,226,429       15,582,898                                  1.55%
 Venture Vantage 1.75%
  Fee Contracts              13.588062       13.771429         138,375        1,905,628                                  1.35%
 Venture Vantage 1.60%
  Fee Contracts(1)                           12.837004         256,275        3,289,800                                  2.70%
 Venture Vantage 1.80%
  Fee Contracts(1)                           12.813379         142,337        1,823,816                                  2.51%
 Venture III 1.70% Fee
  Contracts(2)                               12.403674          49,154          609,691                                 (0.77%)
 Venture III 1.85% Fee
  Contracts(2)                               12.395916           2,736           33,916                                 (0.83%)
 Venture III 1.90% Fee
  Contracts(2)                               12.393335          25,944          321,539                                 (0.85%)
 Venture Strategy &
  Rollover Contracts         11.853453       12.171588             803            9,772                                  2.68%
                                                             --------------------------
                                                             5,414,699       73,831,187

Balanced Sub-Account:                                                                      0.45% to 1.90%      2.14%
 Venture 1.40% Fee
  Contracts                  14.272291       12.637994       3,249,577       41,068,134                                (11.45%)
 Venture Vision Contracts    14.130567       12.481031         504,035        6,290,876                                (11.67%)
 Venture Vantage 1.55% Fee
  Contracts                  12.446809       11.004909       2,097,046       23,077,804                                (11.58%)
 Venture Vantage 1.75% Fee
  Contracts                  11.252446        9.928886         161,268        1,601,215                                (11.76%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.562682         148,406        1,567,563                                (15.50%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.543217          89,878          947,609                                (15.65%)
 Venture III 1.70% Fee
  Contracts(2)                               11.861420           6,822           80,920                                 (5.11%)
 Venture III 1.90% Fee
  Contracts(2)                               11.851529           8,766          103,888                                 (5.19%)
 Venture Strategy &
  Rollover Contracts         11.583489       10.355674           1,954           20,234                                (10.60%)
                                                             --------------------------
                                                             6,267,752       74,758,243

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

           The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                               2000                                                2001
                            ----------      ------------------------------------------------------------------------------------
                                                                                                            INVESTMENT   TOTAL
                              UNIT            UNIT                                            EXPENSE         INCOME     RETURN
                              VALUE           VALUE            UNITS          DOLLARS          RATIO*         RATIO**   RATIO***
                            ----------      ----------       ---------      -----------    --------------   ----------  --------
High Yield Sub-Account:                                                                    0.45% to 1.90%     10.38%
 Venture 1.40% Fee
  Contracts                 $13.459828      $12.544550       5,952,678      $74,673,671                                 (6.80%)
 Venture Vision Contracts    13.326181       12.388789       1,453,526       18,007,421                                 (7.03%)
 Venture Vantage 1.55% Fee
  Contracts                  12.409523       11.548229       2,809,577       32,445,633                                 (6.94%)
 Venture Vantage 1.75% Fee
  Contracts                  11.519841       10.698741         235,980        2,524,685                                 (7.13%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.920556         314,206        3,431,303                                (12.64%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.900449         168,652        1,838,387                                (12.80%)
 Venture III 1.70% Fee
  Contracts(2)                               11.987059          38,548          462,074                                 (4.10%)
 Venture III 1.85% Fee
  Contracts(2)                               11.979562           2,291           27,450                                 (4.16%)
 Venture III 1.90% Fee
  Contracts(2)                               11.977070          23,587          282,507                                 (4.18%)
 Venture Strategy &
  Rollover Contracts         11.878374       11.176956             968           10,824                                 (5.91%)
                                                            ---------------------------
                                                            11,000,013      133,703,955

Lifestyle Aggressive 1000                                                                  0.45% to 1.90%      7.78%
  Sub-Account:
 Venture 1.40% Fee
  Contracts                  14.948006       12.723595       4,535,529       57,708,229                                (14.88%)
 Venture Vision Contracts    14.799593       12.565579         329,417        4,139,320                                (15.10%)
 Venture Vantage 1.55% Fee
  Contracts                  13.263783       11.272948       2,043,538       23,036,689                                (15.01%)
 Venture Vantage 1.75% Fee
  Contracts                  11.872645       10.070301         281,664        2,836,445                                (15.18%)
 Venture Vantage 1.60% Fee
  Contracts(1)                               10.363738         429,012        4,446,172                                (17.09%)
 Venture Vantage 1.80% Fee
  Contracts(1)                               10.344632         191,040        1,976,235                                (17.24%)
 Venture III 1.70% Fee
  Contracts(2)                               11.850047          52,572          622,976                                 (5.20%)
 Venture III 1.85% Fee
  Contracts(2)                               11.842624           3,019           35,752                                 (5.26%)
 Venture III 1.90% Fee
  Contracts(2)                               11.840156          19,005          225,023                                 (5.28%)
 Venture Strategy &
  Rollover Contracts         12.728218       10.938337             762            8,337                                (14.06%)
                                                            ---------------------------
                                                             7,885,558       95,035,178

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Lifestyle Growth 820 Sub-Account:                                                             0.45% to 1.90%   8.31%
   Venture 1.40% Fee Contracts            $16.162371  $14.495682    17,321,581  $251,088,130                             (10.31%)
   Venture Vision Contracts                16.001947   14.315720     2,041,720    29,228,686                             (10.54%)
   Venture Vantage 1.55% Fee Contracts     14.237879   12.750370     8,372,926   106,757,902                             (10.45%)
   Venture Vantage 1.75% Fee Contracts     12.089786   10.804923     1,230,634    13,296,907                             (10.63%)
   Venture Vantage 1.60% Fee Contracts(1)              10.938240     1,782,794    19,500,631                             (12.49%)
   Venture Vantage 1.80% Fee Contracts(1)              10.918093       957,298    10,451,868                             (12.66%)
   Venture III 1.70% Fee Contracts(2)                  12.068379       384,805     4,643,967                              (3.45%)
   Venture III 1.85% Fee Contracts(2)                  12.060834        23,486       283,263                              (3.51%)
   Venture III 1.90% Fee Contracts(2)                  12.058318       148,069     1,785,458                              (3.53%)
   Venture Strategy & Rollover Contracts   13.529644   12.251081         5,435        66,579                              (9.45%)
                                                                    ------------------------
                                                                    32,268,748   437,103,391

Lifestyle Balanced 640 Sub-Account:                                                           0.45% to 1.90%   7.47%
   Venture 1.40% Fee Contracts             16.437657   15.433664    14,592,433   225,214,704                              (6.11%)
   Venture Vision Contracts                16.274494   15.242085     2,696,849    41,105,609                              (6.34%)
   Venture Vantage 1.55% Fee Contracts     14.594658   13.682573     9,274,040   126,892,731                              (6.25%)
   Venture Vantage 1.75% Fee Contracts     12.355297   11.559863     1,152,081    13,317,897                              (6.44%)
   Venture Vantage 1.60% Fee Contracts(1)              11.514709     1,904,121    21,925,395                              (7.88%)
   Venture Vantage 1.80% Fee Contracts(1)              11.493504     1,321,349    15,186,928                              (8.05%)
   Venture III 1.70% Fee Contracts(2)                  12.205200       375,232     4,579,783                              (2.36%)
   Venture III 1.85% Fee Contracts(2)                  12.197559        51,647       629,964                              (2.42%)
   Venture III 1.90% Fee Contracts(2)                  12.195023       245,748     2,996,899                              (2.44%)
   Venture Strategy & Rollover Contracts   13.929909   13.204737        16,391       216,435                              (5.21%)
                                                                    ------------------------
                                                                    31,629,891   452,066,345


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

             The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Lifestyle Moderate 460 Sub-Account:                                                           0.45% to 1.90%    5.45%
   Venture 1.40% Fee Contracts            $16.596254  $16.185243     5,123,480   $82,924,771                               (2.48%)
   Venture Vision Contracts                16.431521   15.984331     1,247,429    19,939,317                               (2.72%)
   Venture Vantage 1.55% Fee Contracts     14.954083   14.561752     2,943,459    42,861,920                               (2.62%)
   Venture Vantage 1.75% Fee Contracts     12.579492   12.224839       335,394     4,100,142                               (2.82%)
   Venture Vantage 1.60% Fee Contracts(1)              12.028658       616,270     7,412,901                               (3.77%)
   Venture Vantage 1.80% Fee Contracts(1)              12.006535       284,408     3,414,747                               (3.95%)
   Venture III 1.70% Fee Contracts(2)                  12.322172       209,118     2,576,785                               (1.42%)
   Venture III 1.85% Fee Contracts(2)                  12.314464        26,438       325,570                               (1.48%)
   Venture III 1.90% Fee Contracts(2)                  12.311897       159,770     1,967,070                               (1.50%)
   Venture Strategy & Rollover Contracts   14.242240   14.022897         9,322       130,721                               (1.54%)
                                                                    ------------------------
                                                                    10,955,088   165,653,944


Lifestyle Conservative 280 Sub-Account:                                                       0.45% to 1.90%    4.72%
   Venture 1.40% Fee Contracts             16.397834   16.689833     2,866,820    47,846,739                                1.78%
   Venture Vision Contracts                16.235059   16.482670     1,017,207    16,766,284                                1.53%
   Venture Vantage 1.55% Fee Contracts     15.160940   15.407658     2,000,113    30,817,048                                1.63%
   Venture Vantage 1.75% Fee Contracts     12.913124   13.096907       180,020     2,357,709                                1.42%
   Venture Vantage 1.60% Fee Contracts(1)              12.607483       356,485     4,494,372                                0.86%
   Venture Vantage 1.80% Fee Contracts(1)              12.584297       158,202     1,990,862                                0.67%
   Venture III 1.70% Fee Contracts(2)                  12.513503        42,106       526,891                                0.11%
   Venture III 1.85% Fee Contracts(2)                  12.505683         1,490        18,630                                0.05%
   Venture III 1.90% Fee Contracts(2)                  12.503081        71,318       891,697                                0.02%
   Venture Strategy & Rollover Contracts   14.547877   14.949047         1,909        28,539                                2.76%
                                                                    ------------------------
                                                                     6,695,670   105,738,771


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Small Company Value Sub-Account:                                                              0.45% to 1.90%   0.14%
   Venture 1.40% Fee Contracts            $12.436171  $13.063929    5,828,339   $ 76,141,001                                5.05%
   Venture Vision Contracts                12.335633   12.925755      825,196     10,666,280                                4.78%
   Venture Vantage 1.55% Fee Contracts     12.375754   12.980850    1,949,877     25,311,063                                4.89%
   Venture Vantage 1.75% Fee Contracts     13.356548   13.981425      270,322      3,779,487                                4.68%
   Venture Vantage 1.60% Fee Contracts(1)              12.933102      480,845      6,218,809                                3.46%
   Venture Vantage 1.80% Fee Contracts(1)              12.909289      382,033      4,931,786                                3.27%
   Venture III 1.70% Fee Contracts(2)                  12.612748      105,547      1,331,238                                0.90%
   Venture III 1.85% Fee Contracts(2)                  12.604862        5,929         74,741                                0.84%
   Venture III 1.90% Fee Contracts(2)                  12.602235       63,197        796,425                                0.82%
   Venture Strategy & Rollover Contracts   12.266242   13.009205        1,233         16,035                                6.06%
                                                                    ------------------------
                                                                    9,912,518    129,266,865

International Value Sub-Account:                                                              1.40% to 1.90%   2.62%
   Venture 1.40% Fee Contracts             11.862293   10.529997    4,056,960     42,719,778                              (11.23%)
   Venture Vision Contracts                11.813131   10.459987      447,013      4,675,755                              (11.45%)
   Venture Vantage 1.55% Fee Contracts     11.832776   10.487935    1,904,559     19,974,889                              (11.37%)
   Venture Vantage 1.75% Fee Contracts     11.868508   10.498425      216,641      2,274,386                              (11.54%)
   Venture Vantage 1.60% Fee Contracts(1)              11.125714      252,964      2,814,400                              (10.99%)
   Venture Vantage 1.80% Fee Contracts(1)              11.105217      223,671      2,483,917                              (11.16%)
   Venture III 1.70% Fee Contracts(2)                  11.968682       36,123        432,345                               (4.25%)
   Venture III 1.85% Fee Contracts(2)                  11.961174        2,396         28,660                               (4.31%)
   Venture III 1.90% Fee Contracts(2)                  11.958679       12,424        148,571                               (4.33%)
                                                                    ------------------------
                                                                    7,152,751     75,552,701


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Small Company Blend Sub-Account:                                                              0.45% to 1.90%     0.51%
   Venture 1.40% Fee Contracts            $12.601917  $12.138851     5,261,455  $ 63,868,019                             (3.67%)
   Venture Vision Contracts                12.549695   12.058116       641,339     7,733,338                             (3.92%)
   Venture Vantage 1.55% Fee Contracts     12.570556   12.090352     2,118,013    25,607,517                             (3.82%)
   Venture Vantage 1.75% Fee Contracts      9.630818    9.244249       373,446     3,452,228                             (4.01%)
   Venture Vantage 1.60% Fee Contracts(1)              10.682160       362,207     3,869,153                            (14.54%)
   Venture Vantage 1.80% Fee Contracts(1)              10.662451       188,907     2,014,212                            (14.70%)
   Venture III 1.70% Fee Contracts(2)                  12.178671        67,344       820,159                             (2.57%)
   Venture III 1.85% Fee Contracts(2)                  12.171046         2,248        27,363                             (2.63%)
   Venture III 1.90% Fee Contracts(2)                  12.168505        22,152       269,553                             (2.65%)
   Venture Strategy & Rollover Contracts    9.554061    9.291556         1,110        10,317                             (2.75%)
                                                                    ------------------------
                                                                     9,038,221  107,671,859


Total Return Sub-Account:                                                                     0.45% to 1.90%     3.38%
   Venture 1.40% Fee Contracts             13.404017   14.311130    13,222,441   189,228,072                              6.77%
   Venture Vision Contracts                13.348487   14.216074     2,143,055    30,465,834                              6.50%
   Venture Vantage 1.55% Fee Contracts     13.370675   14.254028     6,436,963    91,752,651                              6.61%
   Venture Vantage 1.75% Fee Contracts     13.220054   14.065149     1,010,389    14,211,263                              6.39%
   Venture Vantage 1.60% Fee Contracts(1)              13.327266     2,073,199    27,630,072                              6.62%
   Venture Vantage 1.80% Fee Contracts(1)              13.302764     1,198,006    15,936,788                              6.42%
   Venture III 1.70% Fee Contracts(2)                  12.789672       386,875     4,948,010                              2.32%
   Venture III 1.85% Fee Contracts(2)                  12.781691        39,111       499,899                              2.25%
   Venture III 1.90% Fee Contracts(2)                  12.779035       194,521     2,485,790                              2.23%
   Venture Strategy & Rollover Contracts               14.697020         1,321        19,420                              7.79%
                                                                    ------------------------
                                                                    26,705,881   377,177,799


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------

U.S. Large Cap Value Sub-Account:                                                             0.45% to 1.90%     1.02%
   Venture 1.40% Fee Contracts            $12.894130  $12.390130     13,530,303 $167,642,208                              (3.91%)
   Venture Vision Contracts                12.840714   12.307781      1,670,512   20,560,298                              (4.15%)
   Venture Vantage 1.55% Fee Contracts     12.862059   12.340662      6,796,370   83,871,703                              (4.05%)
   Venture Vantage 1.75% Fee Contracts     12.467016   11.937561        943,818   11,266,894                              (4.25%)
   Venture Vantage 1.60% Fee Contracts(1)              11.511103        821,376    9,454,942                              (7.91%)
   Venture Vantage 1.80% Fee Contracts(1)              11.489880        839,169    9,641,945                              (8.08%)
   Venture III 1.70% Fee Contracts(2)                  12.076441        137,784    1,663,935                              (3.39%)
   Venture III 1.85% Fee Contracts(2)                  12.068885            705        8,510                              (3.45%)
   Venture III 1.90% Fee Contracts(2)                  12.066364         43,256      521,938                              (3.47%)
   Venture Strategy & Rollover Contracts               11.881980          6,598       78,395                              (2.99%)
                                                                    ------------------------
                                                                     24,789,891  304,710,768

Mid Cap Stock Sub-Account:                                                                    0.45% to 1.90%     0.00%
   Venture 1.40% Fee Contracts             11.821790   10.374890      5,974,628   61,986,111                             (12.24%)
   Venture Vision Contracts                11.772795   10.305876        585,476    6,033,839                             (12.46%)
   Venture Vantage 1.55% Fee Contracts     11.792364   10.333419      2,559,861   26,452,114                             (12.37%)
   Venture Vantage 1.75% Fee Contracts     12.208008   10.676087        368,860    3,937,977                             (12.55%)
   Venture Vantage 1.60% Fee Contracts(1)              10.646203        538,184    5,729,617                             (14.83%)
   Venture Vantage 1.80% Fee Contracts(1)              10.626573        377,123    4,007,526                             (14.99%)
   Venture III 1.70% Fee Contracts(2)                  12.492798         58,462      730,354                              (0.06%)
   Venture III 1.85% Fee Contracts(2)                  12.484975          5,518       68,887                              (0.12%)
   Venture III 1.90% Fee Contracts(2)                  12.482364         53,822      671,822                              (0.14%)
   Venture Strategy & Rollover Contracts   12.483407   11.060968          3,037       33,596                             (11.39%)
                                                                    ------------------------
                                                                     10,524,971  109,651,843


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Tactical Allocation Sub-Account:                                                              0.45% to 1.90%    0.81%
   Venture 1.40% Fee Contracts            $11.989936  $10.239810     3,637,816  $37,250,542                              (14.60%)
   Venture Vision Contracts                11.970334   10.197351       230,096    2,346,367                              (14.81%)
   Venture Vantage 1.55% Fee Contracts     11.978173   10.214321     1,240,440   12,670,247                              (14.73%)
   Venture Vantage 1.75% Fee Contracts     12.188577   10.372818       416,414    4,319,385                              (14.90%)
   Venture Vantage 1.60% Fee Contracts(1)              10.340578       585,114    6,050,420                              (17.28%)
   Venture Vantage 1.80% Fee Contracts(1)              10.321521       505,460    5,217,123                              (17.43%)
   Venture III 1.70% Fee Contracts(2)                  11.719158        32,057      375,686                               (6.25%)
   Venture III 1.85% Fee Contracts(2)                  11.711820         3,448       40,381                               (6.31%)
   Venture III 1.90% Fee Contracts(2)                  11.709378        11,123      130,243                               (6.32%)
   Venture Strategy & Rollover Contracts   12.064740   10.402759           846        8,800                              (13.78%)
                                                                    ------------------------
                                                                     6,662,814   68,409,194


Dynamic Growth Sub-Account:                                                                   0.45% to 1.90%    0.18%
   Venture 1.40% Fee Contracts              7.906976    4.658653    11,671,811   54,374,918                              (41.08%)
   Venture Vision Contracts                 7.894008    4.639280       804,566    3,732,607                              (41.23%)
   Venture Vantage 1.55% Fee Contracts      7.899193    4.647016     4,546,306   21,126,755                              (41.17%)
   Venture Vantage 1.75% Fee Contracts      8.771239    5.149629       904,271    4,656,658                              (41.29%)
   Venture Vantage 1.60% Fee Contracts(1)               6.281540       549,781    3,453,470                              (49.75%)
   Venture Vantage 1.80% Fee Contracts(1)               6.269929       363,236    2,277,465                              (49.84%)
   Venture III 1.70% Fee Contracts(2)                  10.761173        35,428      381,248                              (13.91%)
   Venture III 1.85% Fee Contracts(2)                  10.754429           320        3,442                              (13.96%)
   Venture III 1.90% Fee Contracts(2)                  10.752178        24,817      266,837                              (13.98%)
   Venture Strategy & Rollover Contracts    7.956456    4.733016         1,275        6,035                              (40.51%)
                                                                    ------------------------
                                                                    18,901,811   90,279,435


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Internet Technologies Sub-Account                                                             0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts            $6.965644     $3.702481    6,246,364   $23,127,043                              (46.85%)
   Venture Vision Contracts                6.954217      3.687062      365,553     1,347,816                              (46.98%)
   Venture Vantage 1.55% Fee Contracts     6.958782      3.693226    2,239,993     8,272,799                              (46.93%)
   Venture Vantage 1.75% Fee Contracts     7.012603      3.714267      446,650     1,658,978                              (47.03%)
   Venture Vantage 1.60% Fee Contracts(1)                5.777008      185,158     1,069,661                              (53.78%)
   Venture Vantage 1.80% Fee Contracts(1)                5.766322      113,932       656,965                              (53.87%)
   Venture III 1.70% Fee Contracts(2)                   10.476489          238         2,494                              (16.19%)
   Venture III 1.90% Fee Contracts(2)                   10.467736        2,518        26,360                              (16.26%)
   Venture Strategy & Rollover Contracts                 3.761654        4,633        17,427                              (46.33%)
                                                                    ------------------------
                                                                     9,605,039    36,179,543

International Index Sub-Account:                                                              1.40% to 1.90%    1.50%
   Venture 1.40% Fee Contracts            11.167069      8.543617      908,679     7,763,404                              (23.49%)
   Venture Vision Contracts               11.148798      8.508168       46,720       397,501                              (23.69%)
   Venture Vantage 1.55% Fee Contracts    11.156110      8.522331      288,345     2,457,368                              (23.61%)
   Venture Vantage 1.75% Fee Contracts    11.529885      8.790137       60,409       531,006                              (23.76%)
   Venture Vantage 1.60% Fee Contracts(1)                9.687956       98,643       955,650                              (22.50%)
   Venture Vantage 1.80% Fee Contracts(1)                9.670086       18,745       181,268                              (22.64%)
   Venture III 1.70% Fee Contracts(2)                   11.430305       25,783       294,709                               (8.56%)
   Venture III 1.85% Fee Contracts(2)                   11.423141          182         2,079                               (8.61%)
   Venture III 1.90% Fee Contracts(2)                   11.420756        5,675        64,816                               (8.63%)
                                                                    ------------------------
                                                                     1,453,181    12,647,801


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Total Stock Market Index Sub-Account:                                                         1.40% to 1.90%    1.12%
   Venture 1.40% Fee Contracts             $11.142088   $ 9.732630    1,234,347   $12,013,441                              (12.65%)
   Venture Vision Contracts                 11.123861     9.692272      253,819     2,460,084                              (12.87%)
   Venture Vantage 1.55% Fee Contracts      11.131148     9.708403      768,989     7,465,657                              (12.78%)
   Venture Vantage 1.75% Fee Contracts      11.456807     9.972325       87,254       870,123                              (12.96%)
   Venture Vantage 1.60% Fee Contracts(1)                10.524299      138,933     1,462,174                              (15.81%)
   Venture Vantage 1.80% Fee Contracts(1)                10.504899       59,445       624,461                              (15.96%)
   Venture III 1.70% Fee Contracts(2)                    11.846265       21,575       255,587                               (5.23%)
   Venture III 1.85% Fee Contracts(2)                    11.838850        1,002        11,859                               (5.29%)
   Venture III 1.90% Fee Contracts(2)                    11.836381        4,897        57,968                               (5.31%)
                                                                    -------------------------
                                                                      2,570,261    25,221,354

500 Index Sub-Account:                                                                        0.45% to 1.90%    1.10%
   Venture 1.40% Fee Contracts              11.200577     9.677729    8,953,455    86,649,107                              (13.60%)
   Venture Vision Contracts                 11.182275     9.637624      847,220     8,165,189                              (13.81%)
   Venture Vantage 1.55% Fee Contracts      11.189592     9.653637    3,091,061    29,839,979                              (13.73%)
   Venture Vantage 1.75% Fee Contracts      11.516966     9.916084      555,438     5,507,771                              (13.90%)
   Venture Vantage 1.60% Fee Contracts(1)                10.450629    1,477,184    15,437,495                              (16.39%)
   Venture Vantage 1.80% Fee Contracts(1)                10.431377      514,816     5,370,243                              (16.55%)
   Venture III 1.70% Fee Contracts(2)                    11.773758      160,515     1,889,861                               (5.81%)
   Venture III 1.85% Fee Contracts(2)                    11.766387       15,044       177,011                               (5.87%)
   Venture III 1.90% Fee Contracts(2)                    11.763930       75,325       886,122                               (5.89%)
   Venture Strategy & Rollover Contracts                  9.831721        1,752        17,230                              (12.77%)
                                                                    -------------------------
                                                                     15,691,810   153,940,008


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Mid Cap Index Sub-Account:                                                                    1.40% to 1.90%    0.89%
   Venture 1.40% Fee Contracts             $13.271787  $12.858949    1,619,104   $20,819,979                              (3.11%)
   Venture Vision Contracts                 13.250096   12.805647      323,252     4,139,446                              (3.35%)
   Venture Vantage 1.55% Fee Contracts      13.258777   12.826946      577,686     7,409,950                              (3.26%)
   Venture Vantage 1.75% Fee Contracts      13.223282   12.766859       77,151       984,972                              (3.45%)
   Venture Vantage 1.60% Fee Contracts(1)               11.903823      215,048     2,559,891                              (4.77%)
   Venture Vantage 1.80% Fee Contracts(1)               11.881892       80,113       951,892                              (4.94%)
   Venture III 1.70% Fee Contracts(2)                   12.317115       36,586       450,633                              (1.46%)
   Venture III 1.85% Fee Contracts(2)                   12.309409          880        10,830                              (1.52%)
   Venture III 1.90% Fee Contracts(2)                   12.306843       16,546       203,627                              (1.55%)
                                                                    ------------------------
                                                                     2,946,366    37,531,220

Small Cap Index Sub-Account:                                                                  1.40% to 1.90%    2.53%
   Venture 1.40% Fee Contracts              11.596178   11.605417    1,252,055    14,530,618                               0.08%
   Venture Vision Contracts                 11.577217   11.557294      214,463     2,478,607                              (0.17%)
   Venture Vantage 1.55% Fee Contracts      11.584805   11.576533      396,804     4,593,618                              (0.07%)
   Venture Vantage 1.75% Fee Contracts      11.943325   11.910780       47,386       564,402                              (0.27%)
   Venture Vantage 1.60% Fee Contracts(1)               11.910953      178,168     2,122,147                              (4.71%)
   Venture Vantage 1.80% Fee Contracts(1)               11.889003       45,674       543,013                              (4.89%)
   Venture III 1.70% Fee Contracts(2)                   12.432687       38,374       477,090                              (0.54%)
   Venture III 1.85% Fee Contracts(2)                   12.424901          336         4,171                              (0.60%)
   Venture III 1.90% Fee Contracts(2)                   12.422319        7,324        90,986                              (0.62%)
                                                                    ------------------------
                                                                     2,180,584    25,404,652


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Capital Appreciation Sub-Account:                                                             1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts             $10.945558    $8.804929   1,758,403   $15,482,610                              (19.56%)
   Venture Vision Contracts                 10.941194     8.779269     182,076     1,598,492                              (19.76%)
   Venture Vantage 1.55% Fee Contracts      10.942940     8.789532     410,618     3,609,139                              (19.68%)
   Venture Vantage 1.75% Fee Contracts      10.939455     8.769024     101,033       885,962                              (19.84%)
   Venture Vantage 1.60% Fee Contracts(1)                 9.437943     266,792     2,517,967                              (24.50%)
   Venture Vantage 1.80% Fee Contracts(1)                 9.420540     206,667     1,946,909                              (24.64%)
   Venture III 1.70% Fee Contracts(2)                    11.867934      53,583       635,919                               (5.06%)
   Venture III 1.85% Fee Contracts(2)                    11.860509       7,787        92,358                               (5.12%)
   Venture III 1.90% Fee Contracts(2)                    11.858037      20,129       238,696                               (5.14%)
                                                                    ------------------------
                                                                     3,007,088    27,008,052

Telecommunications Sub-Account:                                                               1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                            7.855476     467,251     3,670,476                              (37.16%)
   Venture Vision Contracts                               7.842239      95,241       746,899                              (37.26%)
   Venture Vantage 1.55% Fee Contracts                    7.847530     218,991     1,718,535                              (37.22%)
   Venture Vantage 1.75% Fee Contracts                    7.836946      18,360       143,888                              (37.30%)
   Venture Vantage 1.60% Fee Contracts(1)                 7.844884     109,489       858,930                              (37.24%)
   Venture Vantage 1.80% Fee Contracts(1)                 7.834309      89,110       698,119                              (37.33%)
   Venture III 1.70% Fee Contracts(2)                    10.382237       9,281        96,359                              (16.94%)
   Venture III 1.90% Fee Contracts(2)                    10.373561       8,734        90,600                              (17.01%)
                                                                    ------------------------
                                                                     1,016,457     8,023,806


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Health Sciences Sub-Account:                                                                  0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                         $13.413253    1,671,262   $22,417,060                                7.31%
   Venture Vision Contracts                             13.390760      292,739     3,919,995                                7.13%
   Venture Vantage 1.55% Fee Contracts                  13.399749      629,384     8,433,583                                7.20%
   Venture Vantage 1.75% Fee Contracts                  13.381761       65,587       877,664                                7.05%
   Venture Vantage 1.60% Fee Contracts(1)               13.395250      351,366     4,706,630                                7.16%
   Venture Vantage 1.80% Fee Contracts(1)               13.377271      201,379     2,693,897                                7.02%
   Venture III 1.70% Fee Contracts(2)                   13.191182       61,133       806,412                                5.53%
   Venture III 1.85% Fee Contracts(2)                   13.182940        3,329        43,883                                5.46%
   Venture III 1.90% Fee Contracts(2)                   13.180193       46,697       615,476                                5.44%
   Venture Strategy & Rollover Contracts                13.499140        1,742        23,509                                7.99%
                                                                    ------------------------
                                                                     3,324,618    44,538,109

Mid Cap Growth Sub-Account:                                                                   0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          10.371739    1,263,887    13,108,709                              (17.03%)
   Venture Vision Contracts                             10.354292      135,587     1,403,906                              (17.17%)
   Venture Vantage 1.55% Fee Contracts                  10.361265      390,251     4,043,489                              (17.11%)
   Venture Vantage 1.75% Fee Contracts                  10.347320       65,698       679,802                              (17.22%)
   Venture Vantage 1.60% Fee Contracts(1)               10.357777      264,652     2,741,207                              (17.14%)
   Venture Vantage 1.80% Fee Contracts(1)               10.343827      132,999     1,375,715                              (17.25%)
   Venture III 1.70% Fee Contracts(2)                   11.309753       45,053       509,537                               (9.52%)
   Venture III 1.85% Fee Contracts(2)                   11.302659        2,268        25,637                               (9.58%)
   Venture III 1.90% Fee Contracts(2)                   11.300304       15,487       175,010                               (9.60%)
   Venture Strategy & Rollover Contracts                10.438314          930         9,705                              (16.49%)
                                                                    ------------------------
                                                                     2,316,812    24,072,717


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Mid Cap Opportunities Sub-Account:                                                            0.45% to 1.90%   0.00%
   Venture 1.40% Fee Contracts                          $10.490622     617,741  $ 6,480,484                               (16.08%)
   Venture Vision Contracts                              10.472982      99,556    1,042,650                               (16.22%)
   Venture Vantage 1.55% Fee Contracts                   10.480032     142,849    1,497,059                               (16.16%)
   Venture Vantage 1.75% Fee Contracts                   10.465924      67,113      702,396                               (16.27%)
   Venture Vantage 1.60% Fee Contracts(1)                10.476500     192,110    2,012,644                               (16.19%)
   Venture Vantage 1.80% Fee Contracts(1)                10.462406      84,846      887,692                               (16.30%)
   Venture III 1.70% Fee Contracts(2)                    11.662694      21,043      245,420                                (6.70%)
   Venture III 1.90% Fee Contracts(2)                    11.652957      11,529      134,347                                (6.78%)
   Venture Strategy & Rollover Contracts                 10.557954       1,500       15,835                               (15.54%)
                                                                    ------------------------
                                                                     1,238,287   13,018,527

Financial Services Sub-Account:                                                               1.40% to 1.90%   0.08%
   Venture 1.40% Fee Contracts                           11.524203     854,345    9,845,646                                (7.81%)
   Venture Vision Contracts                              11.504833     120,454    1,385,806                                (7.96%)
   Venture Vantage 1.55% Fee Contracts                   11.512580     309,851    3,567,188                                (7.90%)
   Venture Vantage 1.75% Fee Contracts                   11.497105      48,080      552,781                                (8.02%)
   Venture Vantage 1.60% Fee Contracts(1)                11.508706     306,662    3,529,283                                (7.93%)
   Venture Vantage 1.80% Fee Contracts(1)                11.493242     150,907    1,734,407                                (8.05%)
   Venture III 1.70% Fee Contracts(2)                    11.815615      26,301      310,757                                (5.48%)
   Venture III 1.85% Fee Contracts(2)                    11.808217         819        9,673                                (5.53%)
   Venture III 1.90% Fee Contracts(2)                    11.805755      30,899      364,791                                (5.55%)
                                                                    ------------------------
                                                                     1,848,318   21,300,332



(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Quantitative Mid Cap Sub-Account:                                                             1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          $10.104317     237,982  $ 2,404,650                               (19.17%)
   Venture Vision Contracts                              10.087326      29,914      301,754                               (19.30%)
   Venture Vantage 1.55% Fee Contracts                   10.094110      46,230      466,648                               (19.25%)
   Venture Vantage 1.75% Fee Contracts                   10.080533      12,529      126,300                               (19.36%)
   Venture Vantage 1.60% Fee Contracts(1)                10.090711      66,229      668,296                               (19.27%)
   Venture Vantage 1.80% Fee Contracts(1)                10.077137      22,952      231,292                               (19.38%)
   Venture III 1.70% Fee Contracts(2)                    11.056543      11,309      125,037                               (11.55%)
   Venture III 1.90% Fee Contracts(2)                    11.047303         639        7,055                               (11.62%)
                                                                    ------------------------
                                                                       427,784    4,331,032

Strategic Growth Sub-Account:                                                                 0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                           10.916683   2,277,621   24,864,068                               (12.67%)
   Venture Vision Contracts                              10.898344     199,058    2,169,407                               (12.81%)
   Venture Vantage 1.55% Fee Contracts                   10.905675     534,088    5,824,588                               (12.75%)
   Venture Vantage 1.75% Fee Contracts                   10.891002     148,689    1,619,370                               (12.87%)
   Venture Vantage 1.60% Fee Contracts(1)                10.901999     444,255    4,843,273                               (12.78%)
   Venture Vantage 1.80% Fee Contracts(1)                10.887341     323,912    3,526,542                               (12.90%)
   Venture III 1.70% Fee Contracts(2)                    11.791031      90,855    1,071,279                                (5.67%)
   Venture III 1.85% Fee Contracts(2)                    11.783648       4,415       52,031                                (5.73%)
   Venture III 1.90% Fee Contracts(2)                    11.781186      67,667      797,197                                (5.75%)
   Venture Strategy & Rollover Contracts                 10.986679         748        8,213                               (12.11%)
                                                                    ------------------------
                                                                     4,091,308   44,775,968


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
All Cap Value Sub-Account:                                                                    1.40% to 1.90%    0.06%
   Venture 1.40% Fee Contracts                         $12.494117      642,029  $ 8,021,590                                (0.05%)
   Venture Vision Contracts                             12.473142      197,505    2,463,504                                (0.21%)
   Venture Vantage 1.55% Fee Contracts                  12.481529      234,580    2,927,915                                (0.15%)
   Venture Vantage 1.75% Fee Contracts                  12.464762       36,486      454,787                                (0.28%)
   Venture Vantage 1.60% Fee Contracts(1)               12.477337      257,359    3,211,151                                (0.18%)
   Venture Vantage 1.80% Fee Contracts(1)               12.460579       91,709    1,142,751                                (0.32%)
   Venture III 1.70% Fee Contracts(2)                   12.553231       16,169      202,978                                 0.43%
   Venture III 1.85% Fee Contracts(2)                   12.545380        2,897       36,343                                 0.36%
   Venture III 1.90% Fee Contracts(2)                   12.542764       12,061      151,277                                 0.34%
                                                                    ------------------------
                                                                     1,490,795   18,612,296

Capital Opportunities Sub-Account:                                                            1.40% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                          10.599650    1,404,266   14,884,726                               (15.20%)
   Venture Vision Contracts                             10.581831      178,983    1,893,972                               (15.35%)
   Venture Vantage 1.55% Fee Contracts                  10.588948      515,545    5,459,074                               (15.29%)
   Venture Vantage 1.75% Fee Contracts                  10.574706       47,817      505,653                               (15.40%)
   Venture Vantage 1.60% Fee Contracts(1)               10.585386      305,288    3,231,596                               (15.32%)
   Venture Vantage 1.80% Fee Contracts(1)               10.571147      170,803    1,805,587                               (15.43%)
   Venture III 1.70% Fee Contracts(2)                   11.568273       35,681      412,772                                (7.45%)
   Venture III 1.85% Fee Contracts(2)                   11.561026          283        3,270                                (7.51%)
   Venture III 1.90% Fee Contracts(2)                   11.558615       22,359      258,440                                (7.53%)
                                                                    ------------------------
                                                                     2,681,025   28,455,090


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Utilities Sub-Account:                                                                        1.40% to 1.90%    1.42%
   Venture 1.40% Fee Contracts                         $ 9.259344      853,854  $ 7,906,132                               (25.93%)
   Venture Vision Contracts                              9.243770      141,292    1,306,075                               (26.05%)
   Venture Vantage 1.55% Fee Contracts                   9.250000      244,504    2,261,667                               (26.00%)
   Venture Vantage 1.75% Fee Contracts                   9.237560       40,041      369,882                               (26.10%)
   Venture Vantage 1.60% Fee Contracts(1)                9.246883      195,733    1,809,924                               (26.02%)
   Venture Vantage 1.80% Fee Contracts(1)                9.234447      138,460    1,278,604                               (26.12%)
   Venture III 1.70% Fee Contracts(2)                   10.614010       28,877      306,504                               (15.09%)
   Venture III 1.85% Fee Contracts(2)                   10.607363        3,482       36,932                               (15.14%)
   Venture III 1.90% Fee Contracts(2)                   10.605146       15,856      168,156                               (15.16%)
                                                                    ------------------------
                                                                     1,662,099   15,443,876

Mid Cap Value Sub-Account:                                                                    0.45% to 1.90%    0.74%
   Venture 1.40% Fee Contracts                          12.966914    2,797,905   36,280,195                                 3.74%
   Venture Vision Contracts                             12.945151      356,695    4,617,469                                 3.56%
   Venture Vantage 1.55% Fee Contracts                  12.953850      816,530   10,577,205                                 3.63%
   Venture Vantage 1.75% Fee Contracts                  12.936460      118,370    1,531,284                                 3.49%
   Venture Vantage 1.60% Fee Contracts(1)               12.949506      717,914    9,296,637                                 3.60%
   Venture Vantage 1.80% Fee Contracts(1)               12.932106      462,766    5,984,540                                 3.46%
   Venture III 1.70% Fee Contracts(2)                   12.986625      132,969    1,726,820                                 3.89%
   Venture III 1.85% Fee Contracts(2)                   12.978503        5,927       76,919                                 3.83%
   Venture III 1.90% Fee Contracts(2)                   12.975798       63,706      826,634                                 3.81%
   Venture Strategy & Rollover Contracts                13.049955          211        2,747                                 4.40%
                                                                    ------------------------
                                                                     5,472,993   70,920,450


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                         2001
                                          ----------  -----------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT         UNIT                                  EXPENSE      INCOME    TOTAL RETURN
                                             VALUE        VALUE        UNITS       DOLLARS        RATIO*      RATIO**      RATIO***
                                          ----------  --------------------------------------  --------------------------------------
Fundamental Value Sub-Account:                                                                0.45% to 1.90%    0.00%
   Venture 1.40% Fee Contracts                         $11.620125    3,512,835   $40,819,580                              (7.04%)
   Venture Vision Contracts                             11.600607      892,026    10,348,040                              (7.20%)
   Venture Vantage 1.55% Fee Contracts                  11.608415    1,333,345    15,478,025                              (7.13%)
   Venture Vantage 1.75% Fee Contracts                  11.592814      167,664     1,943,701                              (7.26%)
   Venture Vantage 1.60% Fee Contracts(1)               11.604513      950,717    11,032,610                              (7.16%)
   Venture Vantage 1.80% Fee Contracts(1)               11.588922      536,341     6,215,616                              (7.29%)
   Venture III 1.70% Fee Contracts(2)                   12.072032      231,144     2,790,383                              (3.42%)
   Venture III 1.85% Fee Contracts(2)                   12.064485       11,114       134,083                              (3.48%)
   Venture III 1.90% Fee Contracts(2)                   12.061966      116,042     1,399,693                              (3.50%)
   Venture Strategy & Rollover Contracts                11.694569        2,181        25,505                              (6.44%)
                                                                    ------------------------
                                                                     7,753,409    90,187,236

Basic Value Focus Sub-Account:                                                                1.40% to 1.80%    6.07%
   Venture 1.40% Fee Contracts             22.514992    23.100090    1,247,105    28,808,249                               2.60%
   Venture Vision Contracts                             12.186911       27,712       337,724                              (2.50%)
   Venture Vantage 1.55% Fee Contracts     15.864568    16.252289      712,421    11,578,476                               2.44%
   Venture Vantage 1.75% Fee Contracts     13.588646    13.892756      158,085     2,196,230                               2.24%
   Venture Vantage 1.60% Fee Contracts(1)               12.192528      185,627     2,263,262                              (2.46%)
   Venture Vantage 1.80% Fee Contracts(1)               12.170082       57,367       698,152                              (2.64%)
   Venture III 1.70% Fee Contracts(2)                   12.398032       10,893       135,056                              (0.82%)
                                                                    ------------------------
                                                                     2,399,210    46,017,149


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)

    6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                              2000                                      2001
                                          ----------  ------------------------------------------------------------------------------
                                                                                                             INVESTMENT
                                              UNIT        UNIT                                   EXPENSE      INCOME    TOTAL RETURN
                                             VALUE       VALUE       UNITS        DOLLARS         RATIO*      RATIO**      RATIO***
                                          ----------  -------------------------------------   --------------------------------------

Developing Capital Market
 Focus Sub-Account:                                                                           1.40% to 1.80%    0.74%
   Venture 1.40% Fee Contracts            $ 7.313442   $ 7.305149   176,552  $     1,289,740                             (0.11%)
   Venture Vantage 1.55% Fee Contracts     11.064248    11.035006    24,137          266,351                             (0.26%)
   Venture Vantage 1.75% Fee Contracts      9.694543     9.649444     6,958           67,138                             (0.47%)
   Venture Vantage 1.60% Fee Contracts(1)               11.316501     1,135           12,841                             (9.47%)
   Venture Vantage 1.80% Fee Contracts(1)               11.295632     3,205           36,207                             (9.63%)
                                                                    ------------------------
                                                                    211,987        1,672,277

Special Value Focus Sub-Account:                                                              1.40% to 1.80%    8.12%
   Venture 1.40% Fee Contracts             38.059573    48.661734   298,224       14,512,114                             27.86%
   Venture Vision Contracts                             14.756455    18,549          273,715                             18.05%
   Venture Vantage 1.55% Fee Contracts     15.730490    20.082156   318,521        6,396,592                             27.66%
   Venture Vantage 1.75% Fee Contracts     12.606854    16.062025   120,240        1,931,300                             27.41%
   Venture Vantage 1.60% Fee Contracts(1)               14.763263   118,267        1,746,004                             18.11%
   Venture Vantage 1.80% Fee Contracts(1)               14.736065    55,506          817,933                             17.89%
   Venture III 1.70% Fee Contracts(2)                   13.273185     2,367           31,416                              6.19%
                                                                    ------------------------
                                                                    931,674       25,709,074

                                                                    TOTAL    $14,848,662,429
                                                                             ===============


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

(2) Reflects less than one full year of performance activity. Funds were first received in this option during August 2001.

*The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

**The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

            The Manufacturers Life Insurance Company of North America
                               Separate Account A

                    Notes to Financial Statements (continued)


7.    DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8.    SUBSEQUENT EVENT

Effective January 1, 2002, the Company transferred all of the Company's in-force operations to The Manufacturers Life Insurance Company (U.S.A.) via an assumption reinsurance agreement. As a result, products currently sold and administered under the name of the Company will be offered and administered under the name of The Manufacturers Life Insurance Company (U.S.A.). As such, and effective January 1, 2002, the account will be known as The Manufacturers Life Insurance Company (U.S.A.) Separate Account H.

                             THE MANUFACTURERS LIFE

                                INSURANCE COMPANY

                                     (U.S.A.)

                              AUDITED CONSOLIDATED

                              FINANCIAL STATEMENTS

                                   YEARS ENDED

                        DECEMBER 31, 2001, 2000 AND 1999

                           [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS...............................................1


AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS.............................................2

     CONSOLIDATED STATEMENTS OF INCOME.......................................3

     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS...............4

     CONSOLIDATED STATEMENTS OF CASH FLOWS...................................5

     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS..............................6

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2001, the Company changed its accounting for certain investments.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 22, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($ millions)
ASSETS                                                                                 2001                      2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2001  $9,656  ; 2000 $9,580)               $   10,108                $   9,797
       Equity (cost: 2001 $889 ; 2000 $707)                                              845                      852
Mortgage loans                                                                         1,675                    1,539
Real estate                                                                              969                      986
Policy loans                                                                           2,226                    1,998
Short-term investments                                                                   539                      715
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $   16,362                $  15,887
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                         $      109                $      98
Deferred acquisition costs                                                             2,302                    2,066
Deferred income taxes                                                                     79                      125
Due from affiliates                                                                      508                      511
Amounts recoverable from reinsurers                                                      767                      572
Other assets                                                                             641                      757
Separate account assets                                                               30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   50,985                $  49,697
======================================================================================================================
 LIABILITIES, CAPITAL AND SURPLUS
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                             $   17,415                $  16,240
Note payable                                                                             200                      200
Due to affiliate                                                                         250                      250
Other liabilities                                                                        601                      778
Separate account liabilities                                                          30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   48,683                $  47,149
======================================================================================================================
CAPITAL AND SURPLUS:
Capital stock                                                                     $        5                $       5
Retained earnings                                                                      2,176                    2,260
Accumulated other comprehensive income                                                   121                      283
----------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                         $    2,302                $   2,548
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                            $   50,985                $  49,697
======================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                                       2001             2000           1999
------------------------------------------------------------------------------------------------------------------------
REVENUE:

     Premiums                                                                   $  794          $    814       $    881
     Fee income                                                                    903               958            746
     Net investment income                                                       1,115             1,135          1,121
     Realized investment gains                                                      35               137             27
     Other                                                                          12                --              5
------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $2,859          $  3,044       $  2,780
------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                                           $1,567          $  1,535       $  1,429
     Operating expenses and commissions                                            600               617            494
     Amortization of deferred acquisition costs                                    277               180             40
     Interest expense                                                               30                19              8
     Policyholder dividends                                                        348               339            323
     Minority interest expense                                                      --                16             16
------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                     $2,822          $  2,706       $  2,310
------------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                                          37               338            470
------------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                        (4)               90            177
------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                      $   41          $    248       $    293
========================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                    ACCUMULATED
                                                                                       OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31                     CAPITAL    RETAINED           COMPREHENSIVE    CAPITAL AND
  ($ millions)                                         STOCK     EARNINGS           INCOME (LOSS)      SURPLUS
-----------------------------------------------------------------------------------------------------------------
  BALANCE AT JANUARY 1, 1999                           $  5          $1,697             $ 149         $ 1,851
  Comprehensive income                                   --             293               (21)            272
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                           $  5          $1,990             $ 128         $ 2,123
-----------------------------------------------------------------------------------------------------------------
  Comprehensive income                                   --             248               155             403
  Contributed surplus                                    --              22                --              22
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2000                           $  5          $2,260             $ 283         $ 2,548
  Comprehensive income                                   --              41              (162)           (121)
  Dividend to shareholder                                --            (125)               --            (125)
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2001                           $  5          $2,176             $ 121         $ 2,302
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                            2001                 2000           1999
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net Income                                                           $     41           $     248       $    293
Adjustments to reconcile net income to net cash provided by
operating activities:
     Additions to policyholder liabilities and accruals                   442                 330            404
     Deferred acquisition costs                                          (538)               (590)          (463)
     Amortization of deferred acquisition costs                           277                 180             40
     Amounts recoverable from reinsurers                                  (91)                 23            334
     Realized investment gains                                            (35)               (137)           (27)
     Decreases to deferred income taxes                                    60                  34            194
     Amounts due from affiliates                                            3                 259             22
     Other assets and liabilities, net                                    (38)               (244)           258
     Other, net                                                             3                 (62)            58
-----------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                            $    124           $      41       $  1,113
-----------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  9,976           $   6,584       $  4,302
Fixed-maturity securities purchased                                   (10,031)             (6,792)        (4,763)
Equity securities sold                                                    412               1,185            303
Equity securities purchased                                              (587)             (1,012)          (349)
Mortgage loans advanced                                                  (334)               (187)          (148)
Mortgage loans repaid                                                     200                 274            314
Real estate sold                                                           42                 101             54
Real estate purchased                                                     (29)                (58)          (219)
Policy loans advanced, net                                               (228)               (155)          (133)
Short-term investments                                                    176                (431)          (251)
Separate account seed money                                                --                  --             32
Other investments, net                                                    (26)                196           (355)
-----------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                $   (429)          $    (295)      $ (1,213)
-----------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,934           $   1,336       $  1,263
Withdrawals from policyholder account balances                         (1,532)             (1,579)          (987)
Amounts due to affiliates                                                 150                 250             --
Principal repayment of amounts due to affiliates                         (150)                 --             --
Net reinsurance recoverable (payable)                                      39                  87           (158)
Dividend to shareholder                                                  (125)                 --             --
Borrowed funds                                                             --                 107             50
-----------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                            $    316           $     201       $    168
-----------------------------------------------------------------------------------------------------------------
CASH:
Increase (decrease) during the year                                        11                 (53)            68
Balance, beginning of year                                                 98                 151             83
-----------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $    109           $      98       $    151
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirectly wholly-owned subsidiary of Manulife Financial Corporation, a Canadian-based publicly traded company. Manulife Financial Corporation ("MFC") and its subsidiaries are collectively known as "Manulife Financial". ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of insurance and wealth management related products. These products are offered both on an individual and group basis and are marketed primarily in the United States.

         In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying consolidated financial statements of ManUSA have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include accounts and operations, after intercompany eliminations, of ManUSA and its subsidiaries.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     b)  RECENT ACCOUNTING STANDARDS

         In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires the purchase method of accounting to be used for all future business combinations. SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for recognizing and measuring goodwill and other intangible assets. Under this new accounting standard, the Company will cease goodwill amortization effective January 1, 2002. The Company is currently considering the other provisions of the new standard. The impact of adopting these two standards on the Company's financial statements is not expected to be material.

         EITF Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets", applies to all securities, purchased or retained, which represent beneficial interests in securitized assets, unless they meet certain exception criteria. Such securities include many collateralized mortgage, bond, debt and loan obligations, mortgage-backed securities, and asset-backed securities. EITF 99-20 significantly changes the method of assessing "other than temporary impairments" and for recognizing interest income. A decline in fair value below the "amortized cost" basis is considered to be an other than temporary impairment whenever there is an adverse change in the amount or timing of cash flows to be received, regardless of the resulting yield, unless the decrease is solely a result of changes in market interest rates. Interest income is based on prospective estimates of future cash flows. EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. We reviewed all applicable securities held by the Company since April 1, 2001 and deemed the impact of this new accounting clarification as immaterial.

     c)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the income statement.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. Certain changes in assumptions regarding the variable annuity product line were made which refined the amortization pattern. DAC associated with all other insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and if not recoverable, is immediately expensed.

     f)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net unrealized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 69.1%.

         For participating policies inforce as of September 23, 1999, the demutualization of The Manufacturers Life Insurance Company ("MLT"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as separate "closed block" of business. As at December 31, 2001, $7,441 (2000 - $7,048) of both assets and actuarial liabilities related to the participating policyholders' account are included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2001.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     h)  REVENUE RECOGNITION

         Premiums on long-duration life insurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

     i)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     j)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsures and pertaining to policyholder liabilities is presented as a separate asset on the balance sheet. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     k)  INCOME TAX

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), its indirect parent, The Manufacturers Investment Corporation ("MIC"), and its subsidiary, The Manufacturers Life Insurance Company of America ("MLA"), in filing a U.S. consolidated income tax return as a life insurance group under the provisions of the Internal Revenue Service. A separate life insurance group for certain of ManUSA's subsidiaries is also in place. In accordance with the income tax-sharing agreements, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies within the two groups filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     l)  FOREIGN EXCHANGE

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     m)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is recorded in other comprehensive income and reclassified into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $4 after tax, included in other comprehensive income as at December 31, 2001, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     n)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2001, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS            GROSS
                                            AMORTIZED COST        UNREALIZED        UNREALIZED        FAIR VALUE
          AS AT DECEMBER 31                                         GAINS            LOSSES
          ($ millions)                        2001      2000     2001    2000     2001     2000     2001      2000
          ----------------------------------------------------------------------------------------------------------
          FIXED-MATURITY SECURITIES:

          U.S. government                   $1,963    $1,240      $65    $103    $ (9)    $ --   $ 2,019    $1,343
          Foreign governments                1,290     1,730      169     204      (2)      --     1,457     1,934
          Corporate                          5,728     5,561      297     111     (98)    (215)    5,927     5,457
          Asset - backed                       675     1,049       32      21      (2)      (7)      705     1,063
          ----------------------------------------------------------------------------------------------------------
          TOTAL FIXED-MATURITY
          SECURITIES                         9,656     9,580      563     439    (111)    (222)   10,108     9,797
          ----------------------------------------------------------------------------------------------------------
          EQUITY SECURITIES                  $ 889     $ 707     $ 93    $210  $ (137)    $(65)    $ 845     $ 852
          ----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2001 were $10,063 (2000 - $6,584 and 1999 - $4,302). Gross gains and losses of
         $225 and $98 respectively, were realized on those sales (2000 - $71 and $242 respectively, 1999 - $49 and $167 respectively).

     Proceeds from the sale of equity securities during 2001 were $412 (2000 - $1,185 and 1999 - $303). Gross gains and losses of $20 and $31 respectively, were realized on those sales (2000 - $319 and $60 respectively, 1999 - $84 and $39 respectively).

     The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below.

AS AT DECEMBER 31, 2001
($ millions)                                                         AMORTIZED COST      FAIR VALUE
----------------------------------------------------------------------------------------------------
Fixed-maturity securities, excluding mortgage-backed securities:
     One year or less                                                 $        230      $        242
     Greater than 1; up to 5 years                                           1,310             1,342
     Greater than 5; up to 10 years                                          2,930             3,022
     Due after 10 years                                                      4,511             4,797
Asset - backed securities                                                      675               705
----------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                                       $      9,656      $     10,108
----------------------------------------------------------------------------------------------------

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b)   MORTGAGE LOANS

     Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowance for mortgage loan losses were as follows:


AS AT DECEMBER 31
($ millions)                                     2001            2000
-----------------------------------------------------------------------
IMPAIRED LOANS                                   $  79           $  80
-----------------------------------------------------------------------
Allowance, January 1                             $  51           $  57

Deductions                                          (1)             (6)
-----------------------------------------------------------------------
ALLOWANCE, DECEMBER 31                           $  50           $  51
-----------------------------------------------------------------------

c)   INVESTMENT INCOME

     Income by type of investment was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001          2000          1999
-----------------------------------------------------------------------
Fixed-maturity securities           $   698       $   727       $   726

Equity securities                        42            60            18

Mortgage loans                          128           126           149

Investment real estate                   81            95            71

Other investments                       200           184           195
-----------------------------------------------------------------------
Gross investment income               1,149         1,192         1,159

Investment expenses                     (34)          (57)          (38)
-----------------------------------------------------------------------
NET INVESTMENT INCOME               $ 1,115       $ 1,135       $ 1,121
-----------------------------------------------------------------------

    d)   SIGNIFICANT EQUITY INTERESTS


         ManUSA holds a 27.7% (2000 - 22.4%) indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA would recognize its proportionate share of the respective investee's net income or loss. As at December 31, 2001, the sum of total assets for both these investees was $396 (2000 - $392), with total liabilities amounting to $295 (2000 - $288). For the year ended December 31, 2001, total net loss for both these investees amounted to $4 (2000 - net income of $1).


4.       COMPREHENSIVE INCOME

    a)   Total comprehensive income was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                 2001        2000        1999
-----------------------------------------------------------------------------------------
NET INCOME                                                  $  41       $ 248       $ 293
-----------------------------------------------------------------------------------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAX:
  Unrealized holding (losses) gains arising during the
  year                                                       (146)         69          (4)
    Foreign currency translation                              (13)         (3)          1
    Less:
   Reclassification adjustment for realized gains and
   losses included in net income                                3         (89)         18
-----------------------------------------------------------------------------------------
Other comprehensive (loss) income                            (162)        155         (21)
-----------------------------------------------------------------------------------------
COMPREHENSIVE (LOSS) INCOME                                 $(121)      $ 403       $ 272
=========================================================================================

         Other comprehensive (loss) income is reported net of tax (benefit) expense of ($81), $87, and $30 for 2001, 2000 and 1999, respectively.

         Accumulated other comprehensive income is comprised of the following:

AS AT DECEMBER 31
($ millions)                                 2001        2000
-------------------------------------------------------------
UNREALIZED GAINS :
     Beginning balance                      $ 290       $ 132
     Current period change                   (149)        158
-------------------------------------------------------------
     Ending balance                         $ 141       $ 290
-------------------------------------------------------------
FOREIGN CURRENCY:
     Beginning balance                      $  (7)      $  (4)
     Current period change                    (13)         (3)
-------------------------------------------------------------
     Ending balance                         $ (20)      $  (7)
-------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME      $ 121       $ 283
=============================================================

    b)   UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains (losses) on fixed-maturity and equity securities included in other comprehensive income were as follows:


AS AT DECEMBER 31
($ millions)                                                 2001        2000
------------------------------------------------------------------------------
Gross unrealized gains                                      $ 656       $ 648

Gross unrealized losses                                      (248)       (286)

DAC and other amounts required to satisfy policyholder
      liabilities                                            (191)         39

Deferred income taxes                                         (76)       (111)
------------------------------------------------------------------------------
NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE       $ 141       $ 290
==============================================================================

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                         2001          2000
-----------------------------------------------------------------------
Balance, January 1                                $ 2,066       $ 1,631
Capitalization                                        538           590
Amortization                                         (277)         (180)
Effect of net unrealized gains on securities
       available-for-sale                             (25)           25
=======================================================================
BALANCE, DECEMBER 31                              $ 2,302       $ 2,066
=======================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000       1999
-----------------------------------------------------------------
Current (benefit) expense            $ (64)      $  56      $ (17)

Deferred expense                        60          34        194
-----------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE              $  (4)      $  90      $ 177
=================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                2001      2000      1999
------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves               $682      $630      $635

     Investments                                               1        --        --

     Policyholder dividends payable                           13        11         9

     Net capital loss                                         --         6        --

     Net operating loss                                       87        41        --

     Other deferred tax assets                                37        19        --
------------------------------------------------------------------------------------
Deferred tax assets                                         $820      $707      $644
------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                             $412      $340      $244

     Unrealized gains on securities available-for-sale       163       140       189

     Premiums receivable                                      16        13        14

     Investments                                             112        47        14

     Other deferred tax liabilities                           38        42        32
------------------------------------------------------------------------------------
Deferred tax liabilities                                    $741      $582      $493
------------------------------------------------------------------------------------
NET DEFERRED TAX ASSETS                                     $ 79      $125      $151
====================================================================================

         The Company files a consolidated federal income tax return for all its subsidiaries except for The Manufacturers Life Insurance Company of North America ("MNA") and The Manufacturers Life Insurance Company of New York ("MNY"). MNA and MNY file a separate consolidated federal income tax return. ManUSA and its subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries or affiliates. Such settlements occur on a periodic basis.

         At December 31, 2001, the Company has operating loss carry forwards of $249 that will begin to expire in 2011.

7.       NOTE PAYABLE

         On December 29, 1997, the Company issued a surplus debenture for $200 plus interest at 7.93% per annum to MIC. The surplus debenture matures on February 1, 2022. Except in the event of insolvency or wind-up of the Company, the instrument may not be redeemed by the Company during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $16 for each of 2001, 2000, and 1999. Interest paid was $16, $9, and $16 for 2001, 2000, and 1999, respectively.
8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


AS AT DECEMBER 31
($ millions)                                           2001      2000
---------------------------------------------------------------------
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00        --        --
     50,000,000 Common shares, Par value $1.00
---------------------------------------------------------------------
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares (2000 - 4,711,772 )          5         5
=====================================================================

         Pursuant to an agreement dated December 31, 2000, ManUSA purchased from MRL-LLC all of MRL-LLC's 21.6% interest in MWLH. In exchange, ManUSA transferred 167,268 of its common shares to MRL-LLC and forgave a promissory note owed by MRL-LLC amounting to $52 plus accrued interest. The result was a $22 addition to the Company's contributed surplus. As well, the agreement permitted the use of estimates in determining the value of shares exchanged until a final valuation of the respective companies was performed. This valuation was completed in 2001 resulting in an additional 17,162 shares transferred from ManUSA to MRL-LLC. There was no addition to the Company's contributed surplus.

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                       2001          2000          1999
---------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income                                                   $    55       $   200       $   132
   Net capital and surplus                                        1,280         1,384         1,560
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                     $  (117)      $   (59)      $    (3)
   Net capital and surplus                                          212           152           171
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net (loss) income                                            $   (20)      $   (19)      $     6
   Net capital and surplus                                          100           120           137
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net (loss) income                                            $   (26)      $    (3)      $     1
   Net capital and surplus                                           34            61            64
===================================================================================================

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $175.

         As a result of demutualization of MLI, an indirect parent, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       EMPLOYEE BENEFITS

    a)   EMPLOYEE RETIREMENT PLAN

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" ("the Plan"). Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the Company over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" ("the Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. The Internal Revenue Code does not restrict compensation nor does it limit benefits. Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of both the Plan and the Supplemental Plan was $78, which was based on an assumed interest rate of 7.25%. The fair value of the Plan assets totaled $72.

      b) 401(k) PLAN

         The Company sponsors a defined contribution 401(k) Savings Plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $1 for each of 2001, 2000, and 1999, respectively.

    c)   DEFERRED COMPENSATION PLAN

         The Company has deferred compensation incentive plans open to all branch managers and qualified agents. There are no stock option plans involving stock of ManUSA.

    d)   POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2001, the benefit obligation of the postretirement benefit plan was $21, which was based on an assumed interest rate of 7.25%. This plan is unfunded.

    e) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLAN AND THE POSTRETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plan and the Postretirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                          EMPLOYEE            POSTRETIREMENT
                                                                         RETIREMENT              BENEFIT
AS OF DECEMBER 31                                                           PLAN                   PLAN
                                                                       -------------------------------------
(in millions)                                                          2001       2000       2001       2000
------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year                                $(74)      $(68)      $(18)      $(17)
Service cost                                                             (3)        (2)        (1)        (1)
Interest cost                                                            (5)        (5)        (1)        (1)
Amendments                                                               --         (1)        --         --
Actuarial gain (loss)                                                    (1)        (3)        (1)        --
Benefits paid                                                             5          5          1          1
------------------------------------------------------------------------------------------------------------
Benefits obligation at end of year                                     $(78)      $(74)      $(20)      $(18)
------------------------------------------------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year                         $ 81       $ 87       $ --       $ --
Actual return on plan assets                                             (6)        (2)        --         --
Employer contribution                                                     2          1          1          1
Benefits paid                                                            (5)        (5)        (1)        (1)
------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                               $ 72       $ 81       $ --       $ --
------------------------------------------------------------------------------------------------------------

Funded status                                                          $ (6)      $  7       $(21)      $(18)
Unrecognized transition asset                                            (6)        (9)        --         --
Unrecognized actuarial loss (gain)                                       30         16        (12)       (15)
Unrecognized prior service cost (recovery)                                3          3         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 17       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

Amounts recognized in statement of financial position consist of:
   Prepaid benefit cost                                                $ 38       $ 34       $ --       $ --
   Accrued benefit liability                                            (22)       (21)       (33)       (33)
   Intangible asset                                                       1          1         --         --
   Accumulated other comprehensive income                                 4          4         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 18       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

                                            EMPLOYEE                 POSTRETIREMENT
                                           RETIREMENT                    BENEFIT
                                              PLAN                        PLAN
                                       ----------------------------------------------
AS OF DECEMBER 31                      2001          2000          2001          2000
-------------------------------------------------------------------------------------
WEIGHTED AVERAGE ASSUMPTIONS
Discount rate                          7.25%         7.25%         7.25%         7.25%
Expected return on plan assets         9.00%         8.50%          n/a           n/a
Rate of compensation increase          5.00%         5.00%         5.00%         5.00%

         On December 31, 2001, the accrued postretirement benefit cost was $21. The postretirement benefit obligation for eligible active employees was $3. The amount of the postretirement benefit obligation for ineligible active employees was $6. For measurement purposes as of December 31, 2001, a 7.5% and 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2007 and 2011, respectively, and remain at that level thereafter.

                                                     EMPLOYEE         POSTRETIREMENT
                                                    RETIREMENT           BENEFIT
                                                       PLAN               PLAN
AS OF DECEMBER 31                                 ----------------------------------
(in millions)                                     2001      2000      2001      2000
------------------------------------------------------------------------------------
COMPONENTS OF NET PERIODIC (BENEFIT) COST FOR
   PLAN SPONSOR
Service cost                                       $ 3       $ 2       $ 1       $ 1
Interest cost                                        5         5         1         1
Expected return on plan assets                      (7)       (7)       --        --
Amortization of net transition obligation           (2)       (2)       --        --
Recognized actuarial loss (gain)                    --        --        (1)       (1)
------------------------------------------------------------------------------------
NET PERIODIC (BENEFIT) COST                        $(1)      $(2)      $ 1       $ 1
====================================================================================

         The projected benefit obligation in excess of plan assets, the accumulated benefit obligation in excess of plan assets, and the fair value of plan assets for the Supplemental Plan were $23, $22, and $0 respectively as of December 31, 2001 and $22, $21, and $0 respectively as of December 31, 2000.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2001 values:


                                                   1-PERCENTAGE-POINT    1-PERCENTAGE-POINT
(in millions)                                           INCREASE              DECREASE
-------------------------------------------------------------------------------------------
Effect on total of service and interest cost
components                                               $   --                $   --
Effect on postretirement benefit obligation              $    3                $   (2)
-------------------------------------------------------------------------------------------

10.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk and to alter exposures arising from mismatches between assets and liabilities. Since the interest payments are in different currencies, there are no netting arrangements between counter-parties. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in a loss and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                     NOTIONAL OR CONTRACT
                                            AMOUNTS              CARRYING VALUE             FAIR VALUE
AS AT DECEMBER 31                           -------              --------------             ----------
($ millions)                           2001        2000        2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------
Interest rate & currency swaps &
floors                                $1,098      $1,008      $    2       $    5       $    2       $    5

Interest rate option written              22          22          (1)          --           (1)          --

Equity Contracts                          37          68          --           (1)          --           (1)

Currency forwards                        851       1,125         (10)           5          (10)           5
-----------------------------------------------------------------------------------------------------------
TOTAL DERIVATIVES                     $2,008      $2,223      $   (9)      $    9       $   (9)      $    9
===========================================================================================================

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2001 were as follows:



($ millions)                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------------
ASSETS:
   Fixed-maturity and equity securities          $10,953          $10,953
   Mortgage loans                                  1,675            1,783
   Policy loans                                    2,226            2,226
   Separate account assets                        30,217           30,217

LIABILITIES:
   Insurance investment contracts                $ 1,699          $ 1,698
   Derivative financial instruments                    9                9
   Separate account liabilities                   30,217           30,217
--------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, was estimated using cash flows discounted at market rates.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

12.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $216 in 2001. Prior to 2001, the agreements were with MLI. Costs incurred under these agreements were $243 and $194 for 2000 and 1999, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On September 23, 1997, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited ("MRL"), an affiliated life insurance company domiciled in Bermuda, to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $506 (2000 - $568) representing the receivable from MRL for the transferred assets.

         The Company loaned $20 to MRL pursuant to a promissory note dated September 29, 2000. The loan is due on September 29, 2005 with interest calculated at 7.30% per annum, payable quarterly starting December 15, 2000.

         Pursuant to a promissory note dated June 12, 2000, the Company loaned $7 to MRL. Principal and accrued interest are payable on June 12, 2003. Interest on the loan calculated at 7.65% is payable semi-annually starting August 1, 2000.

         Pursuant to a grid promissory note and a credit agreement dated December 19, 2000, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHH"). The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The loan has been renewed until December 19, 2002. On August 7, 2001, the Company repaid $100 ($150 Canadian) of this loan.

         Pursuant to a grid promissory note and a credit agreement dated August 7, 2001, MNA received a loan of $100 ($150 Canadian) from MHH. The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 32.5 basis points and is payable quarterly starting December 28, 2001.

         Pursuant to a grid promissory note dated May 11, 2001, the Company loaned $20 to MRL. Principal and accrued interest are payable on May 11, 2006. Interest on the load is calculated at an annual rate of interest equal to LIBOR plus 60 basis points annually starting June 15, 2001.

13.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with unrelated insurance companies were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000        1999
------------------------------------------------------------------
Direct premiums                      $ 969       $ 963       $ 976

Reinsurance assumed                     14          14          12

Reinsurance ceded                     (189)       (163)       (107)
------------------------------------------------------------------
TOTAL PREMIUMS                       $ 794       $ 814       $ 881
------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts were $204, $187, and $33 during 2001, 2000 and 1999, respectively.

14.      CONTINGENCIES & COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During the year, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease provide for adjustments in future periods with the minimum aggregate rental commitments for the next five years as follows: $0 for 2002 and 2003, and $2 for 2004 and thereafter. There was no other material operating leases in existence as at the end of 2001.

15.      SUBSEQUENT EVENT

         Effective on January 1, 2002, all of the operations of MRC and all of the operations of MNA were merged with and into the operations of ManUSA. On the same day, all of the inforce operations of MLA were transferred to the Company by way of an assumption reinsurance agreement and dividend declarations. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Under the new organizational structure, surplus of the Company would increase by approximately $369.

         Also on January 1, 2002, the operations of Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into the Company.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                     Old Name                                                        New Name
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A
North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:

                     Old Name                                                        New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                     Old Name                                                        New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

         The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife north America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). FILED HEREWITH

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). FILED HEREWITH

(b)      Exhibits

(1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.

(3)      (i)      Form of Underwriting Agreement between North American Security
                  Life Insurance Company (Depositor) and NASL Financial
                  Services, Inc. (Underwriter) -- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

         (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv)     Form of broker-dealer Agreement - Previously filed as Exhibit
                  (3)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

(4)               (i)(A)   Specimen Flexible Purchase Payment Individual
                           Deferred Variable Annuity Contract, Non-Participating
                           (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed
                           February 26, 1998.

                  (i)(B) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                           (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (ii) Specimen Fixed Account Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (iii) Specimen Individual Retirement Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit
                           (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (vi) Specimen Qualified Plan Endorsement Section 401 Plans to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (vii) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

(5)      (i)      Form of Specimen Application for Flexible Purchase Payment
                  Individual Deferred Combination Fixed and Variable Annuity
                  Contract, Non-Participating -- Incorporated by reference to
                  Exhibit (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

         (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Restated Articles of Redomestication of The Manufacturers Life
                  Insurance Company (U.S.A.) - Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814).

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

         (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                           i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                  (i) Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

         (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Previously filed as Exhibit (b)(8)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

(10)     Written consent of Ernst & Young LLP, independent auditors - FILED
         HEREWITH

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15).    Powers of Attorney

         (i) (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

         (ii)     Powers of Attorney (John Ostler) - Previously filed as Exhibit
                  (15)(ii) to initial registration
                  statement on Form N-4, file no. 333-71074, filed October 5, 2001.

         (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.


         (iv) Power of Attorney (Steven Mannik) - Previously filed as Exhibit (15)(iv) to post-effective amendment no. 1 to this registration statement on April 29, 2002.


Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**      Director and Chairman of the Board of Directors, President
James Boyle***             Director
Robert A. Cook**           Senior Vice President, U.S. Insurance; Director
Peter Copestake*           Vice President, Finance
James D. Gallagher**       Vice President, Secretary and General Counsel
Donald Guloien*            Executive Vice President and Chief Financial Officer
Geoffrey Guy*              Director
John Lyon*                 Vice President and Chief Financial Officer, Investments; Director
Steve Mannik*              Director
James O'Malley*            Senior Vice President, U.S. Group Pension; Director
Rex Schlaybaugh, Jr.*      Director
John Ostler*               Vice President and Chief Financial Officer
Warren Thomson             Senior Vice President, Investments
Denis Turner*              Vice President and Treasurer

*Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02116.

***Principal business address is Manulife Financial, 500 Boylston Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                              AS OF JANUARY 1, 2002

                                                                                                           JURISDICTION OF
AFFILIATE                                                                     LEGAL ID     % OF EQUITY      INCORPORATION
------------------------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                                     2            100            CANADA
  The Manufacturers Life Insurance Company                                         1            100            Canada
     Manulife Bank of Canada                                                      58            100            Canada
     Manulife Financial Services Inc.                                            190            100            Canada
     Manulife Securities International Ltd.                                       79            100            Canada
     Enterprise Capital Management Inc.                                                          20            Ontario
     Cantay Holdings Inc.                                                         51            100            Ontario
     994744 Ontario Inc.                                                         122            100            Ontario
     DomLife Realty Limited                                                      108            100            Canada
     Innova LifeSciences Corporation                                                             16.01         Ontario
     1293319 Ontario Inc.                                                        170            100            Ontario
     Manulife International Capital Corporation Limited                          135            100            Ontario
       Golf Town Canada Inc.                                                     145             63.96         Canada
       Regional Power Inc.                                                       136             80            Ontario
                           ADDALAM POWER CORPORATION(1)                                          50            Philippines
       VFC Inc.                                                                                  25            Canada
       Luxell Technologies Inc.                                                                  12.57         Ontario
       MDR Switchview Global Networks Inc.                                                       10.45         Canada
     NAL Resources Management Limited                                            120            100            Canada
     Seamark Asset Management Ltd.                                               118             35.01         Canada
     First North American Insurance Company                                      111            100            Canada
     MLI Resources Inc.                                                          194            100            Alberta
     3426505 Canada Inc.                                                         161            100            Canada
     NAL Resources Limited                                                       117            100            Alberta
     FNA Financial Inc.                                                          115            100            Canada
       Elliot & Page Limited                                                     116            100            Ontario
     3550435 Canada Inc.                                                         107            100            Canada
       MFC Insurance Company Limited                                             106            100            Canada
     The Manufacturers Investment Corporation                                     87            100            Michigan
       Manulife Reinsurance Limited                                               67            100            Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)                          19            100            Michigan
         Manufacturers Securities Services, LLC                                   97             90(2)         Delaware
         The Manufacturers Life Insurance Company of New York                     94            100            New York
         Manulife Financial Securities, LLC                                        5            100            Delaware
         Thornhill Leasing Investments, LLC                                                      90            Delaware
         ESLS Investment Limited, LLC                                            167             25            Ohio
         Ironside Venture Partners II LLC                                        197            100            Delaware
         Ironside Venture Partners I LLC                                         196            100            Delaware
           NewRiver Investor Communications Inc.                                                 14.67         Delaware
         The Manufacturers Life Insurance Company of America                      17            100            Michigan
         ManuLife Service Corporation                                              7            100            Colorado
         Manulife Property Management of Washington, D.C., Inc.                                 100            Wash., D.C.

                                                                                                                JURISDICTION OF
AFFILIATE                                                                         LEGAL ID     % OF EQUITY       INCORPORATION
------------------------------------------------------------------------------------------------------------------------------------
         Manulife Capital Corporation                                                144            100            Delaware
           MF Private Capital Securities, Inc.                                       119            100            Delaware
           MCC Asset Management, Inc.                                                186            100            Delaware
         Manufacturers Adviser Corporation                                             6            100            Colorado
         Manulife Leasing Co., LLC                                                                   80            Delaware
         Cavalier Cable Inc.                                                                        100            Delaware
         Ennal, Inc.                                                                 124            100            Ohio
         Dover Leasing Investments, LLC                                                              99            Delaware
         Flex Holding, LLC                                                                           27.7          Delaware
           Flex Leasing I, LLC                                                                       99.99         Delaware
         Flex Leasing II, LLC                                                                        19.6          Delaware
     Manulife International Investment Management Limited                             64            100            U.K.
       Manulife International Fund Management Limited                                               100            U.K.
     WT (SW) Properties Ltd.                                                          82            100            U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                            138            100            Germany
     Manulife International Holdings Limited                                         152            100            Bermuda
       Manulife Provident Funds Trust Company Limited                                163            100            Hong Kong
       Manulife Funds Direct (Barbados) Limited                                       78            100            Barbados
         P.T. Manulife Aset Manajemen Indonesia                                                      55            Indonesia
         Manulife Funds Direct (Hong Kong) Limited                                                  100            Hong Kong
       Manulife (International) Limited                                               28            100            Bermuda
         The Manufacturers (Pacific Asia) Insurance Company Limited                   61            100            Hong Kong
                           MANULIFE CONSULTANTS LIMITED                                             100            Hong Kong
                           MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                 100            Hong Kong
         Manulife Financial Management Limited                                                      100            Hong Kong
         Manulife Financial Group Limited                                                           100            Hong Kong
         Manulife Financial Investment Limited                                                      100            Hong Kong
         Manulife-Sinochem Life Insurance Co. Ltd.                                    43             51            China
     Manulife (Vietnam) Limited                                                      188            100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                             164            100            Philippines
       Manulife Financial Plans, Inc.                                                187            100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                            42             71            Indonesia
       P.T. Buanadaya Sarana Informatika                                                            100            Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                             100            Indonesia
     OUB Manulife Pte. Ltd.                                                           14             50            Singapore
     MIL Holdings (Bermuda) Limited                                                  147            100            Bermuda
       ManuLife (International) Reinsurance Limited                                   34            100            Bermuda
                           MANUFACTURERS LIFE REINSURANCE LIMITED                     49            100            Barbados
         Manulife Management Services Ltd.                                           191            100            Barbados
         Manufacturers P&C Limited                                                    36            100            Barbados
     Manulife European Holdings (Alberta) Limited                                    146            100            Alberta
       Manulife Hungary Holdings KFT                                                 149             99(3)         Hungary

                                                                                                            JURISDICTION OF
AFFILIATE                                                                      LEGAL ID   % OF EQUITY       INCORPORATION
     Manulife Century Investments (Alberta) Inc.                                  171         100            Alberta
       Manulife Life Insurance Company                                            180          35(4)         Japan
       Manulife Century Investments (Bermuda) Limited                             172         100            Bermuda
         Manulife Century Investments (Luxembourg) S.A.                           173         100            Luxembourg
           Manulife Century Investments (Netherlands) B.V.                        174         100            Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                         175         100            Bermuda
             Manulife Century Holdings (Netherlands) B.V.                         195         100            Netherlands
                Kyoritsu Confirm Co., Ltd.                                        179          90.9(5)       Japan
                Manulife Premium Collection Co., Ltd.                             178          57(6)         Japan
     Manulife Holdings (Hong Kong) Limited                                         15         100            Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                  74         100            Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                53         100            Hong Kong
     Chinfon-Manulife Insurance Company Limited                                    59          60            Bermuda
     MF Leasing (Canada) Inc.                                                     169         100            Ontario
     Manulife Data Services Inc.                                                   81         100            Barbados
     Manucab Ltd.                                                                  30         100            Canada


(1)      Inactive subsidiaries are noted in italics.



(2) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.



(3) 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.



(4) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.



(5) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.



(6) 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.


Item 27.  Number of Contract Owners.


As of ________, 2003, there were ______ qualified contracts and _____ non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit; or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.


a.       Name of Investment Company                  Capacity In which acting
The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account A

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account H

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account L

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account M

The Manufacturers Life Insurance                     Principal Underwriter
Company (U.S.A.)
Separate Account N

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance                     Principal Underwriter
Company of New York
Separate Account B


b. The Manufacturers Life Insurance Company (U.S.A.) is the managing member of Manulife Financial Securities, LLC and has sole power to act on behalf of Manulife Financial Securities, LLC. The officers and directors of The Manufacturers Life Insurance Company (U.S.A.) are set forth under Item 25.

c. None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and have caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, on this 23rd day of December, 2002.


SEPARATE ACCOUNT H OF
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
(Registrant)

By:  THE MANUFACTURERS LIFE INSURANCE
     COMPANY (U.S.A.)
     (Depositor)


By:  /s/ John D. DesPrez III
    ---------------------------------
     John D. DesPrez III
     President


         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this post-effective amendment to the Registration Statement to be signed by the undersigned on the 23rd day of December, 2002 in the City of Boston, Massachusetts.


THE MANUFACTURERS LIFE
INSURANCE COMPANY (U.S.A.)


By:  /s/ John D. DesPrez III
     --------------------------------
     John D. DesPrez III
     President

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 23rd day of December, 2002.


Signature                                     Title
/s/ John D. DesPrez III                       Chairman and President
---------------------------                   (Principal Executive Officer)
John D. DesPrez  III


*                                             Vice President and
---------------------------                   (Chief Financial Officer)
John Ostler


*                                             Director
---------------------------
James Boyle


*                                             Director
---------------------------
Robert A. Cook


*                                             Director
---------------------------
Geoffrey Guy


*                                             Director
---------------------------
James O'Malley


*                                             Director
---------------------------
Steve Mannik


*                                             Director
---------------------------
John Lyon


*                                             Director
---------------------------
Rex Schaybaugh, Jr.


* /s/ James D. Gallagher
---------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


Exhibit No.                Description
(10)            Written consent of Ernst & Young LLP, independent auditors